                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 8, 1999

                      As Supplemented on December 17, 1999

                        AGGRESSIVE BALANCED-EQUITY FUND

                             ASSET ALLOCATION FUND
                             GROWTH BALANCED FUND
                             INDEX ALLOCATION FUND
                           LIFEPATH OPPORTUNITY FUND
                              LIFEPATH 2010 FUND
                              LIFEPATH 2020 FUND
                              LIFEPATH 2030 FUND
                              LIFEPATH 2040 FUND
                            MODERATE BALANCED FUND

                             STRATEGIC INCOME FUND


               Class A, Class B, Class C and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eleven funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Moderate Balanced and Strategic Income Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A, Class B, Class C and Institutional Class shares, with the exception of the Index Allocation, Aggressive Balanced-Equity, Moderate Balanced and Strategic Income Funds. The Index Allocation Fund offers only Class A, Class B and Class C shares, and the Aggressive Balanced-Equity, Moderate Balanced and Strategic Income Funds offer only Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Historical Fund Information............................................     1
Investment Policies....................................................     2
Investment Models......................................................     5
LifePath Funds.........................................................     7
Additional Permitted Investment Activities and Associated Risks........     8
Management.............................................................    24
Performance Calculations...............................................    40
Determination of Net Asset Value.......................................    47
Additional Purchase and Redemption Information.........................    48
Portfolio Transactions.................................................    49
Fund Expenses..........................................................    50
Federal Income Taxes...................................................    51
Capital Stock..........................................................    56
Other..................................................................    63
Counsel................................................................    63
Independent Auditors...................................................    63
Financial Information..................................................    63
Appendix...............................................................    A1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach"), the Board of Trustees of Stagecoach Trust and the Board of Trustees of the Trust approved Agreements and Plans of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest, Stagecoach and Stagecoach Trust portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest, Stagecoach and Stagecoach Trust portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the Reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-------------------------------------------------------------------------------------------------
           Wells Fargo Funds                                     Predecessor Fund
-------------------------------------------------------------------------------------------------
  Aggressive Balanced-Equity Fund                    Norwest Aggressive Balanced-Equity Fund
-------------------------------------------------------------------------------------------------
  Asset Allocation Fund                              Stagecoach Asset Allocation Fund
                                                     Stagecoach Balanced Fund
-------------------------------------------------------------------------------------------------
  Growth Balanced Fund                               Norwest Growth Balanced Fund
-------------------------------------------------------------------------------------------------
  Index Allocation Fund                              Stagecoach Index Allocation Fund
-------------------------------------------------------------------------------------------------
  LifePath Opportunity Fund                          Stagecoach Trust LifePath Opportunity Fund
-------------------------------------------------------------------------------------------------
  LifePath 2010 Fund                                 Stagecoach Trust LifePath 2010 Fund
-------------------------------------------------------------------------------------------------
  LifePath 2020 Fund                                 Stagecoach Trust LifePath 2020 Fund
-------------------------------------------------------------------------------------------------
  LifePath 2030 Fund                                 Stagecoach Trust LifePath 2030 Fund
-------------------------------------------------------------------------------------------------
  LifePath 2040 Fund                                 Stagecoach Trust LifePath 2040 Fund
-------------------------------------------------------------------------------------------------
  Moderate Balanced Fund                             Norwest Moderate Balanced Fund
-------------------------------------------------------------------------------------------------
  Strategic Income Fund                              Norwest Strategic Income Fund
-------------------------------------------------------------------------------------------------

     The Aggressive Balanced-Equity Fund commenced operations on November 8, 1999, as successor to the Norwest Aggressive Balanced-Equity Fund. The Norwest Aggressive Balanced-Equity Fund commenced operations on December 2, 1997.

     The Asset Allocation Fund commenced operations on November 8, 1999, as successor to the Asset Allocation and Balanced Funds of Stagecoach. The predecessor Stagecoach Asset Allocation Fund commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs ("WFIT"), which commenced operations on November 13, 1986. The predecessor Stagecoach Balanced Fund was originally organized on July 1, 1990 as the Pacifica Balanced Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Balanced Fund was reorganized as the Stagecoach Balanced Fund. For accounting purposes, the Stagecoach Asset Allocation predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Asset Allocation Fund.

     The Growth Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Growth Balanced Fund. The predecessor Norwest Growth Balanced Fund commenced operations on April 30, 1989.

     The Index Allocation Fund commenced operations on November 8, 1999, as successor to the Index Allocation Fund of Stagecoach. The predecessor Stagecoach Index Allocation Fund was originally organized on April 7, 1988 as the Asset Allocation Fund of Overland Express Funds, Inc. ("Overland"). The Overland Asset Allocation Fund changed its name to the Index Allocation Fund on February 14, 1997. On December 12, 1997, the Overland Index Allocation Fund was reorganized into the Stagecoach Index Allocation Fund.

     The LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (collectively, the "LifePath Funds") commenced operations on November 8, 1999, as successors to the LifePath Funds of Stagecoach Trust. The predecessor Stagecoach Trust LifePath Funds offered Class A, Class B and Institutional Class shares. The Class B shares of the LifePath Opportunity Fund commenced operations on June 30, 1998. The Class B shares of all other LifePath Funds commenced operations on March 3, 1997. Prior to June 24, 1998, the LifePath Opportunity Fund of Stagecoach Trust was named the LifePath 2000 Fund.

     The Moderate Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Moderate Balanced Fund. The predecessor Norwest Moderate Balanced Fund commenced operations on April 30, 1989.

     The Strategic Income Fund commenced operations on November 8, 1999, as successor to the Norwest Strategic Income Fund. The predecessor Norwest Strategic Income Fund commenced operations on April 30, 1989.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, and provided further that: (x) the Asset Allocation and Index Allocation Funds reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, and (y) the Asset Allocation Fund and the Index Allocation Fund reserve the right to concentrate in obligations of domestic banks (to the extent permitted by the U.S. Securities and Exchange Commission (the "SEC") or its staff and as such term is interpreted by the SEC or its staff);

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                               INVESTMENT MODELS
                               -----------------

     This section contains supplemental information about the proprietary investment models used by Barclays Global Fund Advisors ("BGFA") to manage the Asset Allocation and Index Allocation Funds' portfolios.

     Asset Allocation Model.  BGFA compares the Asset Allocation Fund's
     ----------------------
investments daily to the Asset Allocation Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Asset Allocation Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Asset Allocation Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Wells Fargo Bank and BGFA manage other portfolios which also invest in accordance with the Asset Allocation Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations and differences in expenses and liquidity requirements.

     There are 500 common stocks, including Wells Fargo & Company stock, which make up the S&P 500 Index. Standard & Poor's Ratings Group ("S&P") occasionally makes changes in the S&P 500 Index based on its criteria for inclusion of stocks in the S&P 500 Index. The S&P 500 Index is market-capitalization-weighted so that each stock in the S&P 500 Index represents its proportion of the total market value of all stocks in the S&P 500 Index. In making its stock investments, the policy of the Asset Allocation Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the S&P 500 Index, including Wells Fargo & Company stock.

     A key component of the Asset Allocation Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the asset allocation decision. The principal inputs of financial data to the Asset Allocation Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Asset Allocation Fund invests. Using these data, the Asset Allocation Model is run daily to determine the recommended asset allocation. The model's recommendations are presently made in 5% increments.

     Although BGFA intends to use the Model as bases for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Wells Fargo Bank has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Wells Fargo Bank has the right to reject BGFA's investment decisions for the Fund if Wells Fargo Bank determines that any such decision is not consistent with the best interests of the Fund.

     Index Allocation Model.  BGFA compares the Index Allocation Fund's
     ----------------------
investments daily to the Index Allocation Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Index Allocation Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Index Allocation Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

     Wells Fargo Bank and BGFA manage other portfolios which also invest in accordance with the Index Allocation Model. The performance of each of those other portfolios is likely to vary among themselves and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the model's recommendations and differences in expenses and liquidity requirements.

     There are 500 common stocks, including Wells Fargo & Company stock, which make up the S&P 500 Index. S&P occasionally makes changes in the S&P 500 Index based on its criteria for inclusion of stocks in the S&P 500 Index. The S&P 500 Index is market-capitalization-weighted so that each stock in the S&P 500 Index represents its proportion of the total market value of all stocks in the S&P 500 Index. In making its stock investments, the policy of the Index Allocation Fund is to invest its assets in substantially the same stocks, and in substantially the same percentages, as the S&P 500 Index, including Wells Fargo & Company stock. The Lehman Brothers 20+ Treasury Bond Index (the "LBT Bond Index") is an unmanaged index comprised of U.S. Treasury Securities with remaining maturities of twenty years or more. The portion of the Fund's portfolio allocated to bonds is invested so as to replicate the performance characteristics of the LBT Bond Index.

     A key component of the Index Allocation Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the index allocation decision. The principal inputs of financial data to the Index Allocation Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Index Allocation Fund invests. Using these data, the Index Allocation Model is run daily to determine the recommended asset allocation.

     Although BGFA intends to use the Model as bases for its investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Wells Fargo Bank has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Wells Fargo Bank has the right to reject BGFA's investment decisions for the Fund if Wells Fargo Bank determines that any such decision is not consistent with the best interests of the Fund.

                                 LIFEPATH FUNDS
                                 --------------

     Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in a corresponding LifePath Master Portfolio of Master Investment Portfolio ("MIP"). The LifePath Opportunity Fund invests its assets in the LifePath 2000 Master Portfolio. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise. See "Organization and Management of the Funds" in the Prospectus for additional description of the Funds' and Master Portfolios' expenses and management.

     Each LifePath Fund may withdraw its investment in the corresponding Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such

Fund and its shareholders. Upon such withdrawal, the Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment advisor to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

     The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. See "Investment Objectives" and "Investment Strategies" in the Prospectus. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

     Certain policies of a Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the corresponding LifePath Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment advisor to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. Each Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

     The LifePath Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each LifePath Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each LifePath Fund without regard to horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds in this SAI are "gateway" funds in a "core and gateway structure" or "feeder" funds in a "master/feeder" structure. References to the activities of a gateway Fund or a feeder Fund are understood to refer to the investments of the core or master portfolios in which it invests. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment Grade Investments
     ----------------------------------

     The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced and Strategic Income Funds may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase (also known as high yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bond currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities. Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Fixed-Income Securities
     -----------------------

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities.
The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a Fund is downgraded to a rating below investment grade, such Fund may continue to hold the security until such time as the Advisor determines it to be advantageous for the Fund to sell the security.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Securities
     ------------------

     The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

       Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options Transactions
     ------------------------------------------

     In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Money Market Instruments
     ------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by BGFA, as investment advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets;
(iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.




     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets in aggregate. Gateway Funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these general limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Pass-Through Obligations
     ------------------------

     The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The Advisor, under guidelines approved by Board of Trustees of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.  Each Fund may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short-Term Corporate Debt Instruments
     -------------------------------------

     The Funds may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     The Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.

     Stripped Obligations
     --------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.




     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                     Principal Occupations
Name, Age and Address              Position          During Past 5 Years
---------------------              --------          -------------------
*Robert C. Brown, 65               Trustee,          Director, Federal Farm Credit Banks Funding
1431 Landings Place                Secretary and     Corporation and Farm Credit System Financial
Sarasota, FL 34231                 Treasurer         Assistance Corporation since February 1993.

Donald H. Burkhardt, 70            Trustee           Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                Trustee           Private Investor.
415 Walsh Road
Atherton, CA  94027.

Thomas S. Goho, 56                 Trustee           Business Associate Professor, Wake Forest
321 Beechcliff Court                                 University, Calloway School of Business and
Winston-Salem, NC  27104                             Accountancy since 1994; previously Associate
                                                     Professor of Finance.

Peter G. Gordon, 56                Trustee           Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                             Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                       Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72              Trustee and       Private Investor.
31 Dellwood Court                  President
San Rafael, CA  94901

Richard M. Leach, 63               Trustee           President of Richard M. Leach Associates (a
P.O. Box 1888                                        financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54               Trustee           Private Investor/Real Estate Developer;
Four Beaufain Street                                 Chairman of Vault Holdings, LLC.
Charleston, SC  29401

                                                     Principal Occupations
Name, Age and Address              Position          During Past 5 Years
---------------------              --------          -------------------
Timothy J. Penny, 45               Trustee           Senior Counselor to the public relations firm
500 North State Street                               of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                     Fellow at the Humphrey Institute, Minneapolis,
                                                     Minnesota (a public policy organization) since
                                                     January 1995.

Donald C. Willeke, 58              Trustee           Principal of the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN  55403


     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.





     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to each Fund, with the exception of the LifePath Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank also provides the Trust's Board of Trustees with periodic reports on the investment strategy and performance of each Fund.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment advisor and sub-advisor; (ii) feeder Funds with no investment advisory arrangement at the feeder Fund level; (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                 Annual Rate
Stand-Alone Funds                      (as a percentage of net assets)
-----------------                      -------------------------------
Asset Allocation                                     0.80%
Index Allocation                                     0.80%

     The LifePath Funds do not have an investment advisor or sub-advisor at the feeder Fund level. BGFA provides investment advisory services to each LifePath Master Portfolio. As investment advisor, BGFA furnishes investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolios. BGFA furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio. BGFA provides the Master Portfolios with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions. For providing investment advisory services, BGFA is entitled to receive a monthly fee of 0.55% of each LifePath Master Portfolio's average daily net assets.

     As described in the third category above, the following gateway blended Funds invest their respective assets in two or more core portfolios of Wells Fargo Core Trust ("Core Trust"). For the Funds, Wells Fargo Bank determines the core portfolios of Core Trust in which each gateway blended Fund invest and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Wells Fargo Bank is entitled to receive a fee as indicated in the chart below. In order to preserve flexibility to convert to stand-alone Funds with a direct advisory relationship, the Funds have entered into a "dormant" advisory arrangement with Wells Fargo Bank. In the event that a Fund coverts to a stand-alone Fund, Wells Fargo Bank will be entitled to receive a fee that mirrors the core level dormant advisory fee indicated below.

                                          Advisory Fees                     Core Level
Gateway Blended Funds            (Maximum Asset Allocation Fees)     Dormant Advisory Fees*
---------------------            -------------------------------     ------------------------
Aggressive Balanced-Equity                      0.25%                          0.72%
Growth Balanced                                 0.25%                          0.65%
Moderate Balanced                               0.25%                          0.60%
Strategic Income                                0.25%                          0.52%

--------------------

* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach, Stagecoach Trust and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     Asset Allocation and Index Allocation Funds.  For the periods indicated
     -------------------------------------------
below, the Stagecoach predecessor portfolios of the Asset Allocation and Index Allocation Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                          Eleven-Month
                          Period Ended               Year Ended
                             2/28/99                 3/31/98/1/
                             -------                 ----------
                    Fees Paid    Fees Waived   Fees Paid    Fees Waived
                    ---------    -----------   ---------    -----------
Asset Allocation    $5,217,515       $  0      $4,747,339       $7,060
Index Allocation    $1,007,592       $846      $  226,717       $9,389

____________________

/1/  Index Allocation Fund is for the 3 month period ended 3/31/98.


     Prior to April 29, 1996, the Asset Allocation Fund invested directly in a portfolio of securities and Wells Fargo Bank provided investment advisory services directly to the Funds. On April 29, 1996, the Funds were converted to a "master/feeder structure" and began to invest all of their respective assets in a corresponding Master Portfolio, with an identical investment objective, of Master Investment Trust, another open-end investment company. The Master Portfolios were advised by Wells Fargo Bank and Wells Fargo Bank was entitled to receive the same level of advisory fees from the Master Portfolios as it receives from the Funds. These Funds operated as part of a master/feeder structure from April 29, 1996 to December 12, 1997, at which time the master/feeder structure was dissolved.

     For the period indicated below, the Asset Allocation Fund paid to Wells Fargo Bank the following advisory fees. Wells Fargo Bank has not waived any advisory fees paid by the Asset Allocation Fund, the predecessor portfolio or the Master Portfolios.

                                                       Six-Month
                                                      Period Ended
          Fund                                           3/31/97
          ----                                        ------------
          Asset Allocation                             $2,132,577

     Prior to the reorganization of the Overland Index Allocation Fund into the predecessor Stagecoach Index Allocation Fund on December 12, 1997, Wells Fargo Bank served as Investment Advisor to the Overland Index Allocation predecessor portfolio and was entitled to receive the same level of advisory fees from the predecessor portfolio as it now receives from the Index Allocation Fund.

     For the periods indicated below, Wells Fargo Bank paid the following advisory fees. Wells Fargo Bank has not waived any advisory fees paid by the Index Allocation Fund or the predecessor portfolio, except during 1996 it waived $1,324 in advisory fees payable by the Fund's predecessor portfolio.

                                        Year Ended     Year Ended
          Fund                           12/31/97       12/31/96
          ----                           --------       --------
          Index Allocation/1/            $742,203       $525,093

__________________

/1/ These amounts reflect amounts paid by the Overland predecessor portfolio.

     Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced and
     ------------------------------------------------------------------
Strategic Income Funds.  For the periods indicated below, the Norwest
----------------------
predecessor portfolios of the following Funds paid to NIM the following advisory fees and NIM waived the indicated amounts:

                                              Year Ended              Year Ended              Year Ended
                                                5/31/99                 5/31/98                 5/31/97
                                              ----------              ----------              ----------
                                                        Fees                     Fees                    Fees
Former Norwest Fund                     Fees Paid      Waived    Fees Paid      Waived     Fees Paid     Waived
-------------------                     ---------     --------   ---------     --------    ---------     ------
Aggressive Balanced-Equity Fund         $        0    $ 41,549   $   11,154    $  6,163        N/A          N/A
Growth Balanced Fund                    $1,031,110    $823,243   $3,369,460    $713,392    $2,688,223       $0
Moderate Balanced Fund                  $  688,734    $538,523   $2,290,062    $561,191    $2,185,490       $0
Strategic Income Fund                   $  274,298    $357,651   $  807,650    $289,099    $  589,365       $0


     LifePath Funds.  For the periods indicated below the corresponding Master
     --------------
Portfolio of each LifePath Fund paid to BGFA, the following advisory fees:

                                            Year Ended  Year Ended  Year Ended
          Master Portfolio                    2/28/99    2/28/98     2/28/97
          ----------------                    -------    -------     -------
          LifePath 2000 Master Portfolio    $  630,133  $  656,142  $  689,347
          LifePath 2010 Master Portfolio    $1,236,989  $1,018,984  $  757,505
          LifePath 2020 Master Portfolio    $1,882,147  $1,572,634  $1,149,160
          LifePath 2030 Master Portfolio    $1,405,948  $1,048,151  $  714,647
          LifePath 2040 Master Portfolio    $2,472,170  $1,767,632  $1,154,337


     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.
     -----------------------





     Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced and
     ------------------------------------------------------------------
Strategic Income Funds.  Wells Fargo Bank has engaged Wells Capital Management
----------------------
Incorporated ("WCM"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith"), and Schroder Investment Management Inc. North America ("Schroder") to serve as investment sub-advisors to the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisors"). Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, the Sub-Advisors make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisors furnish to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. The Sub-Advisors also furnish such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.


     As compensation for sub-advisory services, WCM, Peregrine, Smith and Schroder are each entitled to receive the following fees:

         --------------------------------------------------------------------
                   Core Portfolio          Sub-Advisor                Fees
         --------------------------------------------------------------------
         Disciplined Growth              Smith                  0-175M   0.35%
                                                              175-225M   0
                                                              225-500M   0.25%
                                                     greater than 500M   0.20%
         --------------------------------------------------------------------
         Equity Income                   WCM                    0-200M   0.25%
                                                              200-400M   0.20%
                                                     greater than 400M   0.15%
         --------------------------------------------------------------------
         Index                           WCM                    0-200M   0.02%
                                                     greater than 200M   0.01%
         --------------------------------------------------------------------
         International                   Schroder               0-100M   0.45%
                                                              100-200M   0.35%
                                                              200-600M   0.20%
                                                     greater than 600M  0.185%
         --------------------------------------------------------------------
         International Equity            WCM                    0-200M   0.35%
                                                              200-400M   0.25%
                                                     greater than 400M   0.15%
         --------------------------------------------------------------------
         Large Company Growth            Peregrine               0-25M   0.75%
                                                                25-50M   0.60%
                                                               50-275M   0.50%
                                                     greater than 275M   0.30%
         --------------------------------------------------------------------
         Managed Fixed Income            Galliard               0-100M   0.10%
                                                              100-200M   0.08%
                                                     greater than 200M   0.06%
         --------------------------------------------------------------------
         Positive Return Bond            Peregrine               0-10M   0.40%
                                                                10-25M   0.30%
                                                               25-300M   0.20%
                                                     greater than 300M   0.10%
         --------------------------------------------------------------------
         Small Cap Index                 WCM                    0-200M   0.02%
                                                     greater than 200M   0.01%
         --------------------------------------------------------------------
         Small Cap Value                 Smith                  0-110M   0.45%
                                                              110-150M      0%
                                                              150-300M   0.30%
                                                     greater than 300M   0.25%
         --------------------------------------------------------------------
         Small Company Growth            Peregrine               0-50M   0.90%
                                                               50-180M   0.75%
                                                              180-340M   0.65%
                                                              340-685M   0.50%
                                                              685-735M   0.52%
                                                     greater than 735M   0.55%
         --------------------------------------------------------------------
         Small Company Value             Peregrine              0-200M   0.50%
                                                     greater than 200M   0.75%
         --------------------------------------------------------------------
         Stable Income Fund              Galliard              0-1500M   0.04%
                                                            1500-2000M   0.05%
                                                            2000-2500M  0.045%
                                                            2500-3000M   0.04%
                                                    greater than 3000M   0.03%
         --------------------------------------------------------------------

         --------------------------------------------------------------
             Core Portfolio      Sub-Advisor            Fees
         --------------------------------------------------------------
          Strategic Value Bond   Galliard                0-100M  0.10%
                                                       100-200M  0.08%
                                              greater than 200M  0.06%
         --------------------------------------------------------------


     Asset Allocation and Index Allocation Funds.  Wells Fargo has engaged BGFA
     -------------------------------------------
to serve as investment sub-advisor to the Asset Allocation and Index Allocation Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, BGFA makes recommendations regarding the investment and reinvestment of the Funds' assets. BGFA is responsible for implementing and monitoring the performance of the proprietary investment models employed with respect to a Fund. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. BGFA also furnishes such additional reports and information as Wells Fargo and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $900 million of the Asset Allocation Fund's average daily net assets and 0.10% of the Fund's net assets over $900 million. As compensation for its sub-advisory services to the Index Allocation Fund, BGFA is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach, Stagecoach Trust and Norwest Funds. Therefore, the information shown below concerning the dollar amount of sub-advisory (and other) fees paid shows the dollar amount of fees paid to sub-advisors by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Asset Allocation and Index Allocation Funds were also sub-advised by BGFA, and from October 30, 1997 to November 5, 1999, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.20% of the first $500 million of the Funds' average daily net assets, 0.15% of the next $500 million of the Funds' net assets, and 0.10% of net assets over $1 billion. Prior to October 30, 1997, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.20% of the Asset Allocation and Index Allocation Funds' average daily net assets plus an annual payment of $40,000.

     For the period indicated below, the Wells Fargo Bank paid to BGFA the following sub-advisory fees, without waivers:

                                      Eleven-Month                  Six-Month
                                      Period Ended   Year Ended   Period Ended
           Fund                          2/28/99       3/31/98       3/31/97
           ----                          -------       -------       -------
     Asset Allocation/1/              $ 1,912,713     $2,262,864      $ 52,443
     Index Allocation/2/              $   213,662     $  209,220      $201,715

________________

/1/ For the Asset Allocation Fund, these amounts reflect amounts paid by the corresponding Master Portfolio.
/2/ Prior to December 12, 1997, this amount reflects fees paid by the Overland predecessor portfolio.


     Administrator. The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15%, of the average daily net assets on an annual basis of each Fund.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach, Stagecoach Trust and Norwest Funds, therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach and Stagecoach Trust Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, the Wells Fargo Bank and Stephens received a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     Asset Allocation and Index Allocation Funds.  For the period indicated
     -------------------------------------------
below, the Stagecoach Asset Allocation and Index Allocation Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                                Eleven-Month
                                                Period Ended
                                                  2/28/99
                                                  -------

     Fund                    Total              Wells Fargo     Stephens
     ----                    -----              -----------     --------
Asset Allocation           $1,057,283            $454,632       $602,651
Index Allocation           $  100,844            $ 43,363       $ 57,481


                                                Year-Ended
                                                  3/31/98
                                                  -------

     Fund                    Total              Wells Fargo     Stephens
     ----                    -----              -----------     --------

Asset Allocation           $826,553              $553,791       $272,762
Index Allocation/1/        $ 22,424              $ 15,024       $  7,400

_________________
/1/  This amount is for the three-month period ended 3/31/98.

        For the periods indicated below, the Asset Allocation Fund and the predecessor portfolio paid to Stephens the following dollar amounts for administration fees:

                             Six-Month              Nine-Month
                           Period Ended           Period Ended
     Fund                     3/31/97               9/30/96
     ----                     -------               -------
Asset Allocation             $186,005               $257,419

        For the periods indicated below, the Index Allocation Fund paid to Stephens the following dollar amounts for administration fees:

                            Year Ended            Year Ended
     Fund                    12/31/97              12/31/96
     ----                    --------              --------
Index Allocation/2/          $  61,260             $  75,203

____________________

/2/ These amounts reflect amounts paid by the Overland predecessor portfolio. For 1996, this amount is for the year ended December 31, 1996.

     LifePath Funds.  For the period indicated below, the LifePath Funds paid
     --------------
the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                     Year Ended    Year Ended
                                      2/28/99       2/28/98
                                      -------       -------

     Fund                     Wells Fargo     Stephens    Wells Fargo   Stephens
     ----                     -----------     --------    -----------   --------
LifePath Opportunity Fund       $ 22,853      $ 30,294     $14,649      $ 58,594

     LifePath 2010 Fund           $ 36,185      $ 47,967      $17,577      $ 70,309
     LifePath 2020 Fund           $ 66,125      $ 87,654      $32,004      $128,017
     LifePath 2030 Fund           $ 53,371      $ 70,747      $23,443      $ 93,771
     LifePath 2040 Fund           $107,988      $143,148      $45,597      $182,388

     For the periods indicated below, the LifePath Funds paid to Wells Fargo Bank the following administration and co-administration fees:

                                                                      One-Month
                                                                     Period Ended
                         Fund                                          2/28/97
                         ----                                          -------
                         LifePath Opportunity Fund                     $ 39,834
                         LifePath 2010 Fund                            $ 28,945
                         LifePath 2020 Fund                            $ 46,153
                         LifePath 2030 Fund                            $ 28,565
                         LifePath 2040 Fund                            $ 34,460

     For the periods indicated below, the LifePath Funds paid to Stephens the following administration and co-administration fees:

                                           Year Ended       Year Ended
          Fund                               2/28/97          2/29/96
          ----                               -------          -------
          LifePath Opportunity Fund        $ 92,243        $ 84,548
          LifePath 2010 Fund               $ 81,180        $ 72,832
          LifePath 2020 Fund               $135,162        $120,505
          LifePath 2030 Fund               $ 89,938        $ 79,564
          LifePath 2040 Fund               $164,384        $118,468

     Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced and
     ------------------------------------------------------------------
Strategic Income Funds.  With respect to the predecessor Norwest Funds, Forum
----------------------
Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees and the administrator waived the indicated amounts:

                                               Year Ended                          Year Ended
                                                 5/31/99                             5/31/98
                                                 -------                             -------

Former Norwest Fund                      Fees Paid         Fees Waived      Fees Paid   Fees Waived
-------------------                      ---------         -----------      ---------   -----------
Aggressive Balanced-Equity Fund          $  2,281           $  1,874        $    436     $  2,363
Growth Balanced Fund                     $ 58,339           $127,097        $238,735     $467,784
Moderate Balanced Fund                   $ 17,972           $104,728        $157,288     $362,625
Strategic Income Fund                    $  8,542           $ 54,653        $ 29,810     $175,249

                                                 Year Ended
                                                   5/31/97
                                                   -------
     Former Norwest Fund                   Fees Paid   Fees Waived
     -------------------                   ---------   -----------
     Aggressive Balanced-Equity Fund            N/A          N/A
     Growth Balanced Fund                  $160,097     $303,389
     Moderate Balanced Fund                $133,359     $278,998
     Strategic Income Fund                 $ 15,747     $115,223

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at
     -----------
111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds listed below have adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for certain classes of their shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds and Classes indicated in the table below pay Stephens a fee as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fee is based on the average daily net assets attributable to each Class.

-----------------------------------------------------------------------
         Maximum Annual 12b-1 Fee as a Percentage of Net Assets
-----------------------------------------------------------------------
Fund                                Class A       Class B       Class C
----                              ------------  ------------  ----------
Asset Allocation Fund               None              0.75%        0.75%
Growth Balanced Fund                None              0.75%        0.75%
Index Allocation Fund               None              0.75%        0.75%
LifePath Opportunity Fund           0.25%             0.75%        0.75%
LifePath 2010 Fund                  0.25%             0.75%        0.75%
LifePath 2020 Fund                  0.25%             0.75%        0.75%
LifePath 2030 Fund                  0.25%             0.75%        0.75%
LifePath 2040 Fund                  0.25%             0.75%        0.75%
------------------------------------------------------------------------

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of

Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by the predecessor portfolio that is considered the surviving entity for accounting purposes to its respective Distributor. The predecessor Stagecoach Funds had retained Stephens as their Distributor. The predecessor Norwest Funds had retained Forum as their Distributor.

     For the period ended March 31, 1999 for the Asset Allocation and Index Allocation Funds, and for the period ended February 28, 1999 for the LifePath Funds, the predecessor portfolios paid the Distributor the following fees for distribution-related services, as set forth below, under each Fund's Plan:

     Former Stagecoach/                               Printing & Mailing   Marketing    Compensation to
   Stagecoach Trust Fund             Total                Prospectus       Brochures     Underwriters
   ---------------------             -----            ------------------   ---------    ---------------
Asset Allocation Fund
     Class B                   $2,638,986                   N/A                 N/A        $2,638,986
     Class C                   $   31,426                   N/A                 N/A        $   31,426

Index Allocation Fund
     Class B                   $  742,568               $13,910                $465        $  728,193
     Class C                   $  450,083                   N/A                 N/A        $  450,083

LifePath Opportunity
     Class A                   $  156,634                   N/A                 N/A        $  183,075
     Class B                   $    4,150                   N/A                 N/A               N/A
     Class C                   $    4,075                   N/A                 N/A        $    4,075

LifePath 2010
     Class A                   $  224,732                   N/A                 N/A        $  213,875
     Class B                   $   90,239                   N/A                 N/A        $   17,269
     Class C                   $      594                   N/A                 N/A        $      594

LifePath 2020
     Class A                   $  145,256                   N/A                 N/A        $  387,413
     Class B                   $       49                   N/A                 N/A        $   37,350
     Class C                   $    2,520                   N/A                 N/A        $    2,520

     Former Stagecoach/                               Printing & Mailing   Marketing    Compensation to
   Stagecoach Trust Fund             Total                Prospectus       Brochures     Underwriters
   ---------------------             -----            ------------------   ---------    ---------------
LifePath 2030
     Class A                   $  145,256                 N/A                 N/A          $  280,561
     Class B                   $       49                 N/A                 N/A          $   37,091
     Class C                   $    2,520                 N/A                 N/A          $    2,520

LifePath 2040
     Class A                   $  361,128                 N/A                 N/A          $  540,814
     Class B                   $    4,692                 N/A                 N/A          $   87,274
     Class C                   $    2,520                 N/A                 N/A          $    2,520

     For the year ended May 31, 1999, the predecessor portfolio of the Growth Balanced Fund paid the following fees for distributions-related services, as set forth below:

    Former Norwest Fund         Total              Fee Waived
    -------------------         -----              ----------
Growth Balanced Fund
     Class B                  $25,528               $0
     Class C                  $ 1,648               $0

    General.  The Plan will continue in effect from year to year if such
    -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.


     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan
     ---------------------------
and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

     For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown in the table below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     Fund                                          Fee
     ----                                          ---
     Aggressive Balanced-Equity
       Institutional                                None

     Asset Allocation
          Class A                                   0.10%
          Class B                                   0.10%
          Class C                                   0.10%
     Growth Balanced
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
     Institutional Class                            None

     Index Allocation
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%

     Fund                                          Fee
     ----                                          ---
     LifePath Opportunity
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
          Institutional Class                       0.25%

     LifePath 2010
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
          Institutional Class                       0.25%

     LifePath 2020
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
          Institutional Class                       0.25%

     LifePath 2030
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
          Institutional Class                       0.25%

     LifePath 2040
          Class A                                   0.25%
          Class B                                   0.25%
          Class C                                   0.25%
          Institutional Class                       0.25%

     Moderate Balanced
       Institutional Class                          None

     Strategic Income
       Institutional Class                          None

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian. Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund, with the exception of the Asset Allocation, Index Allocation Fund and all the LifePath Funds. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund except for the Gateway Funds. The Gateway Funds are not charged a custody fee at the Gateway level provided that they invest in Core Trust Portfolios. Barclays Global Investors, N.A. ("BGI"), located at 45 Fremont Street, 34th Floor, San Francisco, California 94105, acts as Custodian for the Asset Allocation and Index Allocation Funds. For its services as Custodian, BGI is not entitled to receive compensation so long as its subsidiary, BGFA, is entitled to receive fees for providing sub-advisory services to the Funds. IBT, located at 200 Clarendon Street, Boston, MA, acts the custodian for each of the LifePath Funds. For its services as Custodian, IBT is not entitled to receive compensation so long as it is entitled to receive custodial fees from the Master Portfolios.

     The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

     Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds except for the Index Allocation Fund for which Wells Fargo Bank serves as Fund Accountant, and the LifePath Funds for which IBT acts as Fund Accountant. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo Bank served as Fund Accountant for the predecessor Stagecoach Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Funds, Wells Fargo will continue to serve as Fund Accountant for the Index Allocation Fund during a transition period. It is anticipated that the transition period will last until April 1, 2000. If the conversion to Forum Accounting does not occur on or before March 1, 2000, Wells Fargo Bank will continue to serve as Fund Accountant until the conversion occurs, but not longer than one year from November 8, 1999, at which time it is anticipated that Forum Accounting will serve as Fund Accountant for the Funds. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.

     For their services as Fund Accountant, Forum Accounting and Wells Fargo Bank each are entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting and Wells Fargo Bank are also each entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     With respect to the LifePath Funds, IBT is entitled to receive an annual fee of $12,000 per Fund and an annual fee of $4,500 per class of shares.

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complete base fee from all the Funds of the Trust, Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions. Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach fund family and Norwest fund family.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach fund family and the amounts retained by Stephens are as follows:

                                                                   Six-Month Period-
        Period Ended                  Period Ended                      Ended                Nine-Month Period Ended
          9/30/99                        3/31/98                       3/31/97                      9/30/96
          -------                        -------                       -------                      -------
    Paid         Retained          Paid         Retained         Paid         Retained         Paid          Retained
    ----         --------          ----         ---------        ----         --------         ----          --------
 $6,214,051     $2,289,826      $7,671,295       $939,892     $2,296,243      $241,806      $2,917,738       $198,664

     For the year-ended September 30, 1999, Wells Fargo Securities, Inc., an affiliated broker-dealer of the Trust retained $2,324,394.93.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amounts retained by Forum are as follows:

                                           Year-Ended        Year-Ended          Year-Ended
                                            5/31/99            5/31/98             5/31/97
                                            -------            -------             -------
                                        Paid    Retained   Paid    Retained    Paid    Retained
                                        ----    --------   ----    --------    ----    --------
 Aggressive Balanced-Equity           $      0   $     0    $   0   $    0     $   0    $    0

 Growth Balanced                      $101,000   $11,000      N/A      N/A       N/A      N/A

 Moderate Balanced                    $      0   $     0    $   0   $    0     $   0    $    0

 Strategic Income                     $      0   $     0    $   0   $    0     $   0    $    0

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                 Former Stagecoach and Stagecoach Trust Funds

     Average Annual Total Return for the Period Ended September 30, 1999/1/
     -------------------------------------------------------------------

Fund                              Inception/2/      Ten Year       Five Year      One Year
----                              ------------      --------       ---------      --------
Asset Allocation
  Class A                            12.35%          13.08%          16.53%        11.47%
  Class B                            12.20%          13.14%          16.96%        12.36%
  Class C                            12.20%          13.14%          17.16%        16.39%
  Institutional Class                  N/A             N/A             N/A           N/A

Index Allocation
  Class A                            13.75%          14.54%          19.81%        18.96%
  Class B                            13.54%          14.42%          20.14%        20.27%
  Class C                            13.55%          14.44%          20.36%        24.31%

LifePath
  Opportunity
  Class A                             6.31%            N/A            7.38%        -0.54%
  Class B                             6.80%            N/A            7.85%         0.04%
  Class C                             6.92%            N/A            8.13%         3.84%
  Institutional Class                 7.61%            N/A            9.32%         4.65%

LifePath 2010
  Class A                            10.38%            N/A           11.91%         5.72%
  Class B                            10.84%            N/A           12.37%         6.48%

Fund                             Inception/2/        Ten Year       Five Year      One Year
----                             ------------        --------       ---------      --------
  Class C                            10.95%            N/A           12.63%        10.49%
  Institutional Class                11.95%            N/A           14.43%         9.19%


LifePath 2020
  Class A                            13.11%            N/A           14.97%        11.00%
  Class B                            13.61%            N/A           15.50%        12.13%
  Class C                            13.70%            N/A           15.71%        16.05%
  Institutional Class                15.05%            N/A           18.07%        13.65%

LifePath 2030
  Class A                            15.00%            N/A           17.25%        14.23%
  Class B                            15.49%            N/A           17.78%        15.58%
  Class C                            15.57%            N/A           17.97%        19.50%
  Institutional Class                17.16%            N/A           20.70%        15.93%

LifePath 2040
  Class A                            17.10%            N/A           19.37%        19.23%
  Class B                            17.60%            N/A           19.90%        20.94%
  Class C                            17.68%            N/A           20.09%        24.85%
  Institutional Class                19.55%            N/A           23.31%        20.35%

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section of this SAI. The actual inception date of each Class may differ from the inception date of the corresponding
    Fund. Values for the Institutional Class Shares of the LifePath Funds are calculated using Class A Share performance adjusted to reflect the Institutional Class expenses and are shown for the period ended November 30, 1999.

                              Former Norwest Funds

        Average Annual Total Return for the Period Ended May 31, 1999/1/
        -------------------------------------------------------------

Fund                             Inception/2/        Ten Year       Five Year      One Year
----                             ------------        --------       ---------      --------
Aggressive Balanced-Equity
  Institutional Class                19.47%            N/A             N/A         17.98%

Growth Balanced/3/
  Class A                            12.55%          12.06%          15.06%        13.64%
  Class B                            12.36%          11.89%          15.36%        14.70%
  Class C                            12.37%          11.91%          15.62%        18.91%
  Institutional Class

Moderate Balanced/3/
  Institutional Class                13.21%          12.74%          16.48%        20.81%

Strategic Income/3/
  Institutional Class                 9.14%           8.84%           9.99%         6.87%

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor is the commencement date stated in the "Historical Fund Information" section of this SAI. The actual inception date of each class may differ from the inception date of the corresponding Fund.

/3/ Prior to November 11, 1994, NIM managed a collective investment fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the 1940 Act, nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    Cumulative Total Return. In addition to the above performance information,
    -----------------------
each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                  Former Stagecoach and Stagecoach Trust Funds

       Cumulative Total Return for the Period Ended September 30, 1999/1/
       ---------------------------------------------------------------

Fund                             Inception/2/        Five Year      Three Year
----                             ------------        ---------      ----------
Asset Allocation
  Class A                           347.61%          114.84%          56.20%
  Class B                           342.19%          118.90%          59.44%
  Class C                           342.19%          120.77%          62.44%
  Institutional Class                  N/A              N/A             N/A

Index Allocation
  Class A                           339.98%          146.89%          66.19%
  Class B                           330.73%          150.33%          69.05%
  Class C                           331.23%          152.63%          72.25%

LifePath
  Opportunity
  Class A                            40.74%             N/A           19.16%
  Class B                            44.39%             N/A           21.63%
  Class C                            45.27%             N/A           24.52%
  Institutional Class                52.47%             N/A             N/A

LifePath 2010
  Class A                            73.53%             N/A           35.16%
  Class B                            77.63%             N/A           37.89%
  Class C                            78.65%             N/A           40.91%
  Institutional Class                91.41%             N/A             N/A

Fund                             Inception/2/        Five Year      Three Year
----                             ------------        ---------      ----------
LifePath 2020
  Class A                            98.95%             N/A           48.05%
  Class B                           103.95%             N/A           51.46%
  Class C                           104.81%             N/A           54.36%
  Institutional Class               123.94%             N/A             N/A

LifePath 2030
  Class A                           118.21%             N/A           56.86%
  Class B                           123.51%             N/A           60.34%
  Class C                           124.36%             N/A           63.23%
  Institutional Class               148.67%             N/A             N/A

LifePath 2040
  Class A                           141.44%             N/A           66.02%
  Class B                           147.20%             N/A           69.82%
  Class C                           148.16%             N/A           72.80%
  Institutional Class               179.22%             N/A             N/A


____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as follows: Asset Allocation Fund -- January 2, 1992; Index Allocation Fund -- April 7, 1988; LifePath Funds -- March 3, 1997. The actual inception date of each Class may differ from the inception date of the corresponding Fund. Values for the Institutional Class Shares of the LifePath Funds are calculated using Class A share performance adjusted to reflect the Institutional Class expenses and are shown for the period ended November 30, 1999.

                              Former Norwest Funds

     Cumulative Total Return for the Period Ended September 30,1999/1/
          ---------------------------------------------------------

Fund                                            Inception/2/   Ten Year    Five Year  Three Year
----                                            ---------     ----------   ---------  ----------
Aggressive Balanced-Equity
  Institutional Class                             30.43%         N/A          N/A         N/A

Growth Balanced/3/
  Class A                                        264.68%       212.21%      15.07%       50.43%
  Class B                                        338.63%       207.68%      15.36%       53.14%
  Class C                                        238.87%       208.61%      15.63%       56.40%
  Institutional Class                            265.30%       231.98%     114.49%       59.96%

Moderate Balanced/3/
  Institutional Class                            196.40%       169.90%      81.16%       44.16%

Strategic Income/3/
  Institutional Class                            147.84%       133.22%      60.98%       33.46%


____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor is the commencement date stated in the "Historical Fund Information" section of this SAI. The actual inception date of each class may differ from the inception date of the corresponding Fund.

/3/ Prior to November 11, 1994, NIM managed a collective investment fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the 1940 Act nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


    The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

    In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

    From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

    Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

    The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund;
(ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

    The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

    The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

    From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

    The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

    The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

    Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

    Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

    Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

    Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A shares is as follows:

        -----------------------------------------------------------------------------------------

        -----------------------------------------------------------------------------------------
                                   FRONT-END SALES       FRONT-END SALES          DEALER
                                     CHARGE AS %           CHARGE AS %           ALLOWANCE
                 AMOUNT               OF PUBLIC           OF NET AMOUNT        AS % OF PUBLIC
              OF PURCHASE          OFFERING PRICE           INVESTED           OFFERING PRICE
        -----------------------------------------------------------------------------------------
        -----------------------------------------------------------------------------------------
        Less than $50,000               5.75%                 6.10%                 5.00%
        -----------------------------------------------------------------------------------------
        $50,000 to $99,999              4.75%                 4.99%                 4.00%
        -----------------------------------------------------------------------------------------
        $100,000 to $249,999            3.75%                 3.90%                 3.00%
        -----------------------------------------------------------------------------------------
        $250,000 to $499,999            2.75%                 2.83%                 2.25%
        -----------------------------------------------------------------------------------------
        $500,000 to $999,999            2.00%                 2.04%                 1.75%
        -----------------------------------------------------------------------------------------
        $1,000,000 and over/1/          0.00%                 0.00%                 1.00%
        -----------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

    Reduced Sales Charges for Former Norwest Advantage Fund Class B
    ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds. For the fiscal year ended September 30, 1999, the Advisor directed transactions in the aggregate amount of $1,979,758,185 and paid total commissions in the amount of $2,080,381.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Capital Gain Distributions. Distributions which are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

    If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.





     Foreign Shareholders. Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders. Corporate shareholders of the Funds may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.




    Other Matters. Investors should be aware that the investments to be made by
    -------------
the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are eleven of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The

Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of October 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 25, 1999
                      -----------------------------------

                                                                     Percentage
              Fund                     Name and Address               of Class
              ----                     ----------------               --------
AGGRESSIVE BALANCED-          EMSEG & CO                                 98.61%
EQUITY FUND                   Aggressive Balanced Equity Fund
Institutional C               c/o Mutual Fund Processing
                              PO Box 1450 NW 8477
                              Minneapolis, MN 55485-1450

ASSET ALLOCATION FUND         Wells Fargo Bank                           62.77%
Class A                       FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

Class B                       N/A

Class C                       MLPF&S For The Sole Benefit                17.98%
                                Of Its Customers
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East 3rd Floor
                              Jacksonville, FL 32246-6484

                                                                     Percentage
              Fund                     Name and Address               of Class
              ----                     ----------------               --------
Institutional Class           Wells Fargo Bank TTEE                      42.97%
                              ChoiceMaster
                              ATTN: Mutual Funds A88-4
                              PO Box 9800
                              Calabasas, CA 91372-0800

                              HEP & CO                                   38.43%
                              ATTN: MF Dept. A88-4
                              PO Box 9800
                              Calabasas, CA 91372-0800

GROWTH BALANCED FUND
Class A                       Colorado State Bank & Trust                13.97%
                              Custodian for the IRA of Harley G.
                              Higbie, Jr.
                              1600 Broadway
                              Denver, CO 80202-4927

Class B                       N/A

Class C                       Norwest Investment Services, Inc.          17.40%
                              FBO 710886111
                              Northstar Building East - 9th Floor
                              608 Second Avenue South
                              Minneapolis, MN 55479-0162

                              Norwest Investment Services, Inc.           9.35%
                              FBO 705690741
                              Northstar Building East - 9th Floor
                              608 Second Avenue South
                              Minneapolis, MN 55402-1916

                              EMJAYCO                                     8.88%
                              Omnibus Account
                              17909 PO Box
                              Milwaukee, WI 53217-0909

Institutional Class           EMSEG & CO                                 89.92%
                              Growth Balanced Fund I
                              C/O Mutual Fund Processing
                              PO Box 1450 NW 8477
                              Minneapolis, MN 55485-1450

                                                                                      Percentage
              Fund                               Name and Address                      of Class
              ----                               ----------------                      --------
INDEX ALLOCATION FUND
Class A                       MLPF&S For The Sole Benefit Of Its Customers                11.39%
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East, 3rd Floor
                              Jacksonville, FL 32246-6484

                              Charles Schwab & Co., Inc. Special                           5.30%
                              Custody A/C For Benefit of Customers -
                              Reinvest
                              ATTN: Mutual Funds
                              101 Montgomery Street
                              San Francisco, 94104-4122

                              Stephens, Inc.                                               5.23%
                              Seed Money
                              ATTN: Accounting
                              111 Center Street
                              Little Rock, AR 72201-4402

Class B                       N/A

Class C                       MLPF&S For The Sole Benefit Of Its Customers                20.44%
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East, 3rd Floor
                              Jacksonville, FL 32246-6484

LIFEPATH OPPORTUNITY FUND
Class A                       Wells Fargo Bank                                            18.50%
                              FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

Class B                       N/A

Class C                       MLPF&S For The Sole Benefit Of Its Customers                 7.08%
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East, 3rd Floor
                              Jacksonville, FL 32246-6484

                              Dean Witter For The Benefit of Mario                         6.07%
                              Crivello Trustee of the Sam and Isabella
                              Crivello
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                                                                                      Percentage
       Fund                                      Name and Address                      of Class
       ----                                      ----------------                      --------
LIFEPATH 2010 FUND
Class A                       Wells Fargo Bank                                            25.25%
                              FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

                              Wells Fargo Bank TTEE                                        5.63%
                              FBO Choicemaster
                              ATTN: Mutual Funds
                              PO Box 9800
                              Calabasas, CA 91372-0800

Class B                       N/A

Class C                       Dean Witter For The Benefit of Wells Fargo                  11.74%
                              Bank Loan Collateral
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter For The Benefit of Wells Fargo                   9.10%
                              QRP Custodian FBO
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              NFSC FEBO #CM5-600741                                        7.48%
                              David Lazer P/ADM
                              David Lazer Inc. Empl. Ret. Tr.
                              PO Box 1056
                              Southampton, NY 11969-1056

                              MLPF&S For The Sole Benefit Of Its Customers                 6.20%
                              ATTN: Mutual Fund Administration
                              4800 Deer Lake Drive East, 3rd Floor
                              Jacksonville, FL 32246-6484

                              Dean Witter For The Benefit Of Bay Area                      5.10%
                              Circuits, Inc.
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

LIFEPATH 2020 FUND
Class A                       Wells Fargo Bank                                            26.58%
                              FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

                                                                                      Percentage
              Fund                               Name and Address                      of Class
              ----                               ----------------                      --------
Class B                       N/A

Class C                       Dean Witter For The Benefit of Richard                      10.53%
                              Branning and
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter For The Benefit of Robert W.                    10.52%
                              Simpson TTEE FBO
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter For The Benefit of Americans for                6.20%
                              Armenians
                              ATTN: George Rassam and
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter For The Benefit of John D. Hurd                 5.33%
                              and
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

LIFEPATH 2030 FUND
Class A                       Wells Fargo Bank                                            30.40%
                              FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

Class B                       N/A

Class C                       Terry E. Hedemark & Susan C. Hedemark JTTEN                 14.31%
                              3248 Catawba Dr.
                              Cameron Park, CA 95682-7643

                              EMJAYCO                                                     12.31%
                              Omnibus Account
                              PO Box 17909
                              Milwaukee, WI 53217-0909

                              Dean Witter for the Benefit of Beverly G.                   11.87%
                              Stern
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                                                                                      Percentage
              Fund                               Name and Address                      of Class
              ----                               ----------------                      --------
                              NFSC FEBO #EBP-229806                                       11.12%
                              Ellen Jaffee Cawthorne
                              36 Gates Place
                              Wayne, NJ 07470-3217

                              Dean Witter for the Benefit of Alexan                       10.33%
                              Koundakjian &
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter for the Benefit of Ernest D.                     7.38%
                              Chapman & Edith M. Chapman CO-TTEES
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

LIFEPATH 2040 FUND
Class A                       Wells Fargo Bank                                            32.43%
                              FBO Retirement Plans Omnibus
                              PO Box 63015
                              San Francisco, CA 94163-0001

Class B                       N/A

Class C                       Dean Witter for the Benefit of Cynthia                      14.23%
                              Genera Orlandi TTEE of TI
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter for the Benefit of Paolo Orlandi                14.23%
                              TTEE of the
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

                              Dean Witter for the Benefit of Anthony Zack                  6.89%
                              and
                              PO Box 250 Church Street Station
                              New York, NY 10008-0250

MODERATE BALANCED FUND
Institutional Class           EMSEG & CO                                                  88.70%
                              Moderate Balanced I
                              C/O Mutual Fund Processing
                              PO Box 1450 NW 8477
                              Minneapolis, MN 55485-1450

                                                              Percentage
       Fund                       Name and Address             of Class
       ----                       ----------------             --------
STRATEGIC INCOME FUND
Institutional Class           EMSEG & CO                          90.02%
                              Strategic Income I
                              C/O Mutual Fund Processing
                              PO Box 1450 NW 8477
                              Minneapolis, MN 55485-1450

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the years ended February 28, 1999 and May 31, 1999, respectively, are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 8, 1999
                              As Supplemented on
                             December 17, 1999

                            DISCIPLINED GROWTH FUND
                            DIVERSIFIED EQUITY FUND

                          DIVERSIFIED SMALL CAP FUND

                              EQUITY INCOME FUND
                               EQUITY INDEX FUND
                               EQUITY VALUE FUND

                                  GROWTH FUND
                              GROWTH EQUITY FUND
                                  INDEX FUND
                           INTERNATIONAL EQUITY FUND
                              INTERNATIONAL FUND
                           LARGE COMPANY GROWTH FUND

                             SMALL CAP GROWTH FUND
                         SMALL CAP OPPORTUNITIES FUND
                             SMALL CAP VALUE FUND
                           SMALL COMPANY GROWTH FUND

          Class A, Class B, Class C, Class O and Institutional Class


      Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about sixteen funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International Equity, International, Large Company Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value and Small Company Growth Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A and Class B shares, except the Disciplined Growth, Index, Small Cap Value and Small Company Growth Funds, which only offer Institutional Class shares. The Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Company Growth and Small Cap Growth Funds also offer Class C shares and the Equity Index Fund also offers Class O shares. The Diversified Equity, Diversified Small, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Company Growth, Small Cap Opportunities and Small Cap Growth Funds also offer Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----
Historical Fund Information...............................................   1

Investment Policies.......................................................   4

Additional Permitted Investment Activities and Associated Risks...........   6

Management................................................................  24

Performance Calculations..................................................  42

Determination of Net Asset Value..........................................  51

Additional Purchase and Redemption Information............................  52

Portfolio Transactions....................................................  53

Fund Expenses.............................................................  54

Federal Income Taxes......................................................  55

Capital Stock.............................................................  59

Other.....................................................................  71

Counsel...................................................................  72

Independent Auditors......................................................  72

Financial Information.....................................................  74

Appendix.................................................................. A-1

                          HISTORICAL FUND INFORMATION


     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.


     The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.


---------------------------------------------------------------------------------------------------------
               Wells Fargo Funds                                     Predecessor Funds
---------------------------------------------------------------------------------------------------------
Disciplined Growth Fund                           Norwest Performa Disciplined Growth Fund
---------------------------------------------------------------------------------------------------------
Diversified Equity Fund                           Norwest Diversified Equity Fund
---------------------------------------------------------------------------------------------------------
Diversified Small Cap Fund                        Norwest Diversified Small Cap Fund
---------------------------------------------------------------------------------------------------------
Equity Income Fund                                Norwest Income Equity Fund
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                 Stagecoach Equity Index Fund
---------------------------------------------------------------------------------------------------------
Equity Value Fund                                 Stagecoach Equity Value Fund
---------------------------------------------------------------------------------------------------------
Growth Fund                                       Stagecoach Growth Fund
---------------------------------------------------------------------------------------------------------
Growth Equity Fund                                Norwest Growth Equity Fund
---------------------------------------------------------------------------------------------------------
Index Fund                                        Norwest Index Fund
---------------------------------------------------------------------------------------------------------
International Fund                                Norwest International Fund
---------------------------------------------------------------------------------------------------------
International Equity Fund                         Stagecoach International Equity Fund
---------------------------------------------------------------------------------------------------------
Large Company Growth Fund                         Norwest Large Company Growth Fund
---------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                             Stagecoach Small Cap Fund
---------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                      Norwest Small Cap Opportunities Fund
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              Norwest Performa Small Cap Value Fund
---------------------------------------------------------------------------------------------------------
Small Company Growth Fund                         Norwest Small Company Growth Fund
---------------------------------------------------------------------------------------------------------


     The Disciplined Growth Fund commenced operations on November 8, 1999, as successor to the Performa Disciplined Growth Fund of Norwest. The predecessor Norwest Performa Disciplined Growth Fund commenced operations on October 15, 1997.


     The Diversified Equity Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

     The Diversified Small Cap Fund commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997.

     The Equity Income Fund commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Stagecoach Diversified Equity Income Fund commenced operations on November 18, 1997 and the predecessor Norwest Income Equity Fund commenced operations on November 11, 1994. For accounting purposes, the Norwest Income Equity predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

     The Equity Index Fund commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

     The Equity Value Fund commenced operations on November 8, 1999, as successor to the Equity Value Fund of Stagecoach. The predecessor Stagecoach Equity Value Fund was originally organized on July 1, 1990 as the Pacifica Equity Value Fund, an investment portfolio of Pacifica Funds Trust. On September 6, 1996, the Pacifica Equity Value Fund was reorganized as the Stagecoach Equity Value Fund.

     The Growth Fund commenced operations on November 8, 1999, as successor to the Growth Fund of Stagecoach and the Value Growth Stock Fund of Norwest. The predecessor Stagecoach Growth Fund commenced operations on January 1, 1992, and the predecessor Norwest Value Growth Stock Fund commenced operations on January 8, 1999. For accounting purposes, the Stagecoach Growth predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Growth Fund.

     The Growth Equity Fund commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

     The Index Fund commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

     The International Equity Fund commenced operations on November 8, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

     The International Fund commenced operations on November 8, 1999, as successor to the International Fund of Norwest. The predecessor Norwest International Fund commenced operations on July 15, 1989.

     The Large Company Growth Fund commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

     The Small Cap Growth Fund commenced operations on November 8, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund commenced operations on September 16, 1996 and the predecessor Stagecoach Strategic Growth Fund commenced operations on March 5, 1996. The predecessor Norwest Small Company Stock Fund commenced operations on December 31, 1993. For accounting purposes, the Stagecoach Small Cap predecessor portfolios is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

     The Small Cap Opportunities Fund commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993.

     The Small Cap Value Fund commenced operations on November 8, 1999, as successor to the Performa Small Cap Value Fund of Norwest. The predecessor Norwest Performa Small Cap Value Fund commenced operations on October 15, 1997.

     The Small Company Growth Fund commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

                              INVESTMENT POLICIES


     Fundamental Investment Policies
     -------------------------------


     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:


     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements, and provided further that the Index Fund and the Equity Index Fund reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor


     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------


     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.


     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.


     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.



     General
     -------


     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Bank Obligations
     ----------------


     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing
     ---------


     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------


     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------


     The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Derivative Securities: Futures and Options Contracts
     ----------------------------------------------------

     Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the Advisor's expectations. If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the Advisor determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).



  The Advisor uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objectives, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

     The Funds may also purchase options on futures contracts. See "Options Trading" below.

     Small Cap Opportunities Fund - Options and Futures Contracts. Small Cap Opportunities Fund may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of the Fund's securities, to permit the Fund to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Fund will normally purchase and then terminate the hedging position), the Fund would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Fund's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Fund's activities in the underlying cash market.

     The Fund may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Fund owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

     When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Fund if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

     The Fund may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     Purchasing Calls and Puts. The Small Cap Opportunities Fund may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or
(3) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

     When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

     When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

     Purchasing a put on either a stock index or on a Stock Index Future not held by the Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When the Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

     Stock Index Futures. The Small Cap Opportunities Fund may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

     No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds can invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

     The Funds may also purchase options on Currency Futures. See "Options Trading" below.

     Options Trading. The Funds, except the Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, International Fund, Large Company Growth Fund and Small Company Growth Fund, may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which certain Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Emerging Market Securities
     --------------------------

     The Funds, except for the Equity Index Fund and the Index Fund, may invest in equity securities of companies in "emerging markets." The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the

International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Advisor may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Advisor believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     The Funds may invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of a Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Mortgage-Related and Other Asset-Backed Securities
     --------------------------------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Funds may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

     Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway Funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these general limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Closed-End Investment Companies
     -------------------------------

     The Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the Advisor's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

     Participation Interests
     -----------------------

     The Funds may purchase participation interests in loans or instruments in which the fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mecha nics of transfer).

     Small Company Securities
     ------------------------

     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moodys Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer[s] of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                        Principal Occupations
Name, Age and Address                Position           During Past 5 Years
---------------------                --------           -------------------
*Robert C. Brown, 65                 Trustee,           Director, Federal Farm Credit Banks Funding
1431 Landings Place                  Secretary and      Corporation and Farm Credit System Financial
Sarasota, FL 34231                   Treasurer          Assistance Corporation since February 1993.

Donald H. Burkhardt, 70              Trustee            Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                  Trustee            Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                   Trustee            Business Associate Professor, Wake Forest
321 Beechcliff Court                                    University, Calloway School of Business and
Winston-Salem, NC  27104                                Accountancy since 1994; previously Associate
                                                        Professor of Finance.

Peter G. Gordon, 56                  Trustee            Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                          Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                Trustee and        Private Investor.
31 Dellwood Court                    President
San Rafael, CA  94901

Richard M. Leach, 63                 Trustee            President of Richard M. Leach Associates (a
P.O. Box 1888                                           financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                 Trustee            Private Investor/Real Estate Developer;
Four Beaufain Street                                    Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                 Trustee            Senior Counselor to the public relations firm
500 North State Street                                  of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                        Fellow at the Humphrey Institute, Minneapolis,
                                                        Minnesota (a public policy organization) since
                                                        January 1995.

Donald C. Willeke, 58                Trustee            Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN  55403





     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Subject to the general supervision of the Board, Wells
     ------------------
Fargo Bank provides investment advisory services to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategies and performance of each Fund.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment advisor and sub-advisor; (ii) gateway feeder Funds that invest in a single corresponding core portfolio of Wells Fargo Core Trust ("Core Trust") and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                   Annual Rate
Stand-Alone Funds                        (as a percentage of net assets)
-----------------                        -------------------------------
Equity Index                                          0.25%
Equity Value                                          0.75%
Growth                                                0.75%
International Equity                                  1.00%
Small Cap Growth                                      0.90%
Small Cap Opportunities                               0.90%

     As described in the second category above, the gateway feeder Funds (the "Gateway Funds") each invest 100% of their assets in a single respective core portfolio of Core Trust. Because the Gateway Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Gateway Funds to either invest in more than one core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the following Funds have a "dormant" advisory arrangement with Wells Fargo Bank. Under the dormant advisory arrangement, Wells Fargo Bank will receive no advisory fees as long as the Gateway Fund invest all (or substantially all) of its assets in one core portfolio of Core Trust. In the event that the Gateway Fund converts into a gateway blended Fund as described above, Wells Fargo Bank as advisor would be entitled to receive a fee of 0.25% for asset allocation services. The dormant advisory rate listed below mirrors the advisory fee charged by Wells Fargo Bank to the Core Trust portfolio in which the Gateway Fund invests.

                              Active           Dormant Asset    Pass-through
Gateway Feeder Fund        Advisory Fees     Allocation Fees*   Advisory Fees**
-------------------        -------------     ----------------   ---------------
Disciplined Growth             0.00%                0.25%              0.75%
Equity Income                  0.00%                0.25%              0.75%
Index                          0.00%                0.25%              0.15%
International                  0.00%                0.25%              1.00%
Large Company Growth           0.00%                0.25%              0.75%
Small Cap Value                0.00%                0.25%              0.90%
Small Company Growth           0.00%                0.25%              0.90%

____________________

* Represents the proposed advisory fee payable to Wells Fargo Bank as Advisor if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Wells Fargo as advisor to the Fund of Core Trust. This would be the proposed advisory fee payable to Wells Fargo Bank as advisor if the Fund converts into a stand-alone Fund.

     As described in the third category above, the following gateway blended Funds invest their respective assets in two or more Funds of Core Trust. For these Funds, Wells Fargo Bank determines the core portfolios of Core Trust in which each gateway blended Fund invests and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Wells Fargo Bank is entitled to receive a fee as indicated in the chart below. The gateway blended Funds also have the dormant advisory arrangements described above with respect to the gateway feeder Funds.

                                  Advisory Fees               Core Level
Gateway Blended Funds   (Maximum Asset Allocation Fees)  Dormant Advisory Fees*
---------------------   -------------------------------  ----------------------
Diversified Equity               0.25%                            0.72%
Diversified Small Cap            0.25%                            0.87%
Growth Equity                    0.25%                            0.97%

_________________

* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     For the periods indicated below, the following Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                 Year-Ended
                                  9/30/99
                                  -------
              Fund                Fees Paid          Fees Waived
              ----                ---------          -----------
     Equity Index                $1,647,319           $1,035,373
     Equity Value                $1,375,903           $1,320,099
     Growth                      $1,923,826           $1,841,878
     International Equity        $  690,372           $  463,889
     Small Cap Growth            $  453,180           $  317,403

                              Six-Month                                                      Six-Month
                             Period-Ended                  Year-Ended                       Period-Ended
                               9/30/98                       3/31/98                          3/31/97
                               -------                       -------                          -------
Fund                    Fees Paid     Fees Waived    Fees Paid      Fees Waived      Fees Paid      Fees Waived
----                    ---------     -----------    ---------     -----------       ---------      -----------
Equity Index             $572,998     $158,503      $ 1,638,127     $   288,393     $  933,498*        $   0*
Equity Value             $843,996     $      0      $ 1,286,783     $    95,512     $  557,096         $   0
Growth                   $969,698     $      0      $ 1,753,825     $    44,284     $  782,529         $   0
International Equity**   $238,297     $ 83,843      $   145,743     $   111,696            N/A           N/A
Small Cap Growth         $288,703     $ 10,004      $   169,949***  $   227,120***  $   89,707***      $   0***

____________________
* For the period between April 29, 1996 and December 15, 1997, amounts represent advisory fees paid by the Master Portfolio on behalf of the Fund as described below.

** These amounts indicate fees paid since September 24, 1997, the commencement date.

*** These amounts reflect fees allocated from the Master Portfolio for the Fund as described below.

       Equity Index Fund. Prior to April 29, 1996, the Equity Index Fund
       -----------------
invested directly in a portfolio of securities and Wells Fargo Bank provided investment advisory services directly to the Fund. On April 29, 1996 the Fund was converted to a "master/feeder structure" and began to invest all of its assets in a corresponding Master Portfolio, which had an identical investment objective, of Master Investment Trust, another open-end management investment company. The Master Portfolio was advised by Wells Fargo Bank and Wells Fargo Bank was entitled to receive a monthly fee equal to an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, 0.40% of the next $250 million, and 0.30% of the average daily net assets in excess of $500 million. The Fund operated as part of the master/feeder structure from April 29, 1996 to December 12, 1997, at which time the master/feeder structure was dissolved.

       For the nine-month period ended September 30, 1996, the Fund paid $1,249,048 to Wells Fargo Bank in advisory fees, without waivers. For the period between April 29, 1996 and December 15, 1997, a portion of these fees represent advisory fees paid by the Master Portfolio on behalf of the Fund.

       Small Cap Growth Fund.  Prior to December 12, 1997, the Stagecoach Small
       ---------------------
Cap Fund did not engage an investment advisor because it invested all of its assets in a Master Portfolio (which had the same investment objective as the Fund) that was advised by Wells Fargo Bank. The Stagecoach Small Cap Fund invested in the Small Cap Master Portfolio. The terms of the Master Portfolio's advisory contract were identical in all material respects to the terms of the Fund's existing advisory contract.

                             Former Norwest Funds

       For the periods indicated below, the following Funds paid to NIM, which is now merged into a wholly owned investment advisory subsidiary of Wells Fargo Bank, the following advisory fees and NIM waived the indicated amounts:

                                       Year-Ended                     Year-Ended                     Year-Ended
                                         5/31/99                        5/31/98                        5/31/97
                                       ----------                      ----------                    ----------
Fund                                Fees           Fees            Fees           Fees            Fees            Fees
                                    Paid          Waived           Paid          Waived           Paid           Waived
                                    ----          ------          -----          ------           ----           ------
Disciplined Growth*               $        0     $        0      $   29,904     $        0            N/A             N/A
Diversified Equity                $3,114,665     $1,122,346      $9,600,889     $1,443,556     $6,874,776        $      0
Diversified Small Cap             $        0     $   87,077      $   19,899     $    5,712     $      N/A        $    N/A
Equity Income*                    $   27,000     $   14,549      $5,115,544     $        0     $1,906,693        $      0
Growth Equity                     $2,425,572     $        0      $9,032,101     $  410,824     $7,205,405        $      0

Index*                            $        0     $        0      $  915,590     $        0     $  350,754        $212,327
International*                    $  680,154     $        0      $1,474,967     $   75,568     $  812,485        $      0
Large Company Growth*             $        0     $        0      $1,153,835     $        0     $  651,110        $      0
Small Cap Opportunities           $        0     $        0      $1,161,941     $        0     $      N/A             N/A
Small Cap Value*                  $        0     $        0      $   15,710     $        0            N/A             N/A
Small Company Growth*             $        0     $        0      $6,198,447     $        0     $3,513,581        $      0

--------------------
* Represents investment advisory fees paid to NIM as the advisor of the core portfolio of Core Trust.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management Incorporated ("WCM"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith"), and Schroder Investment Management Inc. North America ("Schroder") to serve as investment sub-advisors to the stand-alone Funds of the Trust and the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisors"). Subject to the direction of the Trusts' Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trusts, the Sub-Advisors make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisors furnish to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. The Sub-Advisors also furnish such additional reports and information as Wells Fargo Bank and the Trusts' Board of Trustees and officers may reasonably request.

     As compensation for sub-advisory services to the core portfolios of Core Trust, WCM, Peregrine, Smith and Schroder are each entitled to receive the following fees:

--------------------------------------------------------------------------
Core Portfolio          Sub-Advisor  Fees
--------------------------------------------------------------------------
Disciplined Growth      Smith                   0-175M          0.35%
                                              175-225M             0
                                              225-500M          0.25%
                                     greater than 500M          0.20%
--------------------------------------------------------------------------
Equity Income           WCM                     0-200M          0.25%
                                              200-400M          0.20%
                                     greater than 400M          0.15%

--------------------------------------------------------------------------
Index                   WCM                     0-200M          0.02%
                                     greater than 200M          0.01%
--------------------------------------------------------------------------
International           Schroder                0-100M          0.45%
                                              100-200M          0.35%
                                              200-600M          0.20%
                                     greater than 600M         0.185%

--------------------------------------------------------------------------
International Equity    WCM                     0-200M          0.35%
                                              200-400M          0.25%
                                     greater than 400M          0.15%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Large Company              Peregrine                0-25M      0.75%
   Growth                                          25-50M      0.60%
                                                  50-275M      0.50%
                                        greater than 275M      0.30%

--------------------------------------------------------------------------
Small Cap Index            WCM                     0-200M      0.02%
                                        greater than 200M      0.01%

--------------------------------------------------------------------------
Small Cap Value            Smith                   0-110M      0.45%
                                                 110-150M         0%
                                                 150-300M      0.30%
                                        greater than 300M      0.25%

--------------------------------------------------------------------------
Small Company              Peregrine                0-50M      0.90%
   Growth                                         50-180M      0.75%
                                                 180-340M      0.65%
                                                 340-685M      0.50%
                                                 685-735M      0.52%
                                        greater than 735M      0.55%

--------------------------------------------------------------------------
Small Company              Peregrine               0-200M      0.50%
   Value                                greater than 200M      0.75%

--------------------------------------------------------------------------

     Wells Fargo Bank has engaged WCM and Schroder as investment sub-advisors for the stand-alone Funds listed below of the Trust. For providing sub-advisory services, WCM or Schroder is entitled to receive fees as described below.

--------------------------------------------------------------------------
Fund                        Sub-Advisor   Fee
--------------------------------------------------------------------------
Equity Index                WCM                      0-200M      0.02%
                                          greater than 200M      0.01%
--------------------------------------------------------------------------
Equity Value                WCM                      0-200M      0.25%
                                                   200-400M      0.20%
                                          greater than 400M      0.15%

--------------------------------------------------------------------------
Growth                      WCM                      0-200M      0.25%
                                                   200-400M      0.20%
                                          greater than 400M      0.15%

--------------------------------------------------------------------------
International Equity        WCM                      0-200M      0.35%
                                                   200-400M      0.25%
                                          greater than 400M      0.15%

--------------------------------------------------------------------------
Small Cap Growth            WCM                      0-200M      0.25%
                                                   200-400M      0.20%
                                          greater than 400M      0.15%

--------------------------------------------------------------------------
Small Cap Opportunities     Schroder                             0.60%
--------------------------------------------------------------------------

     Equity Index Fund. Barclays Global Fund Advisors ("BGFA") served as
     -----------------
investment sub-advisor to the predecessor Stagecoach Equity Index Fund.

     As compensation for its sub-advisory services, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.02% of the first $500 million of the Fund's average daily net assets and 0.01% of net assets over $500 million. This fee was paid by Wells Fargo Bank or directly by the Fund. For sub-advisory fees paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees were reduced accordingly. The predecessor Master Portfolio was also sub-advised by BGFA, and from October 30, 1997 to December 12, 1997, was entitled to receive the fee described above. Prior to October 30, 1997, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.08% of the Master Portfolio's average daily net assets plus an annual payment of $40,000.

     Administrator. The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15%, of the average daily net assets on an annual basis of each Fund.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the Administrator(s) by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received a monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Wells Fargo Bank.

     For the periods indicated below, the following Funds paid the following dollar amount as administration fees:

                                                 Year-Ended
                                                  9/30/99
                                                  -------
    Fund                     Paid          Waived      Wells Fargo   Stephens
    ----                     ----          ------      -----------   --------
    Equity Index            $680,944      $680,944    $417,374      $263,570
    Equity Value            $270,800      $270,800    $160,728      $110,072
    Growth                  $424,913      $424,923    $257,541      $167,382
    International Equity    $ 25,677      $ 25,677    $ 48,462      $ 25,677
    Small Cap Growth        $ 69,322      $ 69,322    $ 39,110      $ 30,212

                                            Six-Month
                                           Period Ended
                                              9/30/98
                                              -------
    Fund                      Paid        Waived     Wells Fargo    Stephens
    ----                      ----        ------     -----------    --------
Equity Index                $203,041      $ 1,779      $88,073      $116,747
Equity Value                $118,003      $   157      $50,741      $ 67,262
Growth                      $145,471      $ 2,291      $62,553      $ 82,918
International Equity        $ 19,247      $12,541      $ 8,276      $ 10,971
Small Cap Growth            $ 22,244      $12,605      $ 9,565      $ 12,679

                                            Year-Ended
                                             3/31/98
                                             -------

    Fund                    Total            Wells Fargo        Stephens
    ----                    -----            -----------        --------
Equity Index                $306,855          $205,593          $101,262
Equity Value                $170,979          $114,556          $ 56,423
Growth                      $238,706          $159,933          $ 78,773
International Equity*       $ 22,395          $ 15,005          $  7,390
Small Cap Growth            $ 41,139          $ 27,563          $ 13,576

_______________
* These amounts reflect fees paid from September 24, 1997, the Fund's commencement date, until March 31, 1998.

                                                  Six-Month
                                                 Period Ended
                                                   3/31/97
                                                   -------
   Fund                         Total             Wells Fargo      Stephens
   ----                         -----             ----------       --------
Equity Index                    $80,775           $16,155          $64,620
Equity Value                    $59,479           $11,896          $47,583
Growth                          $64,992           $12,998          $51,994
Small Cap Growth                $ 8,027*          $ 1,605*         $ 6,422*

__________________
* These amounts reflect fees allocated from the Master Portfolio for the Small Cap and Strategic Growth Fund.

                             Former Norwest Funds

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                      Year-Ended                       Year-Ended                        Year-Ended
                                       5/31/99                           5/31/98                           5/31/97
                                      ----------                       ----------                        ----------
                                    Fees             Fees             Fees           Fees              Fees             Fees
                                    ----             ----             ----           ----              ----             ----
Fund                                Paid            Waived            Paid           Waived            Paid            Waived
----                                ----            ------            ----           ------            ----            ------
Disciplined Growth                $  2,504         $ 18,270         $      0       $    3,151              N/A              N/A
Diversified Equity                $224,046         $199,656         $783,790       $1,033,609         $      0         $882,175
Diversified Small Cap             $  9,749         $  7,667         $      0       $    2,294              N/A              N/A
Equity Income                     $344,522         $402,542         $      0       $  614,403         $      0         $223,044
Growth Equity                     $104,378         $380,736         $      0       $  817,903         $      0         $560,498
Index                             $ 66,842         $402,956         $      0       $  460,858         $      0         $213,759
International                     $941,855         $ 10,361         $604,247       $    4,466         $166,438         $  7,005
Large Company Growth              $      0         $280,450         $      0       $  127,981         $      0         $ 87,896
Small Cap Opportunities           $627,508         $ 98,591         $167,854       $   40,352         $      0         $ 26,726
Small Cap Value                   $  6,058         $      0         $      0       $    1,563              N/A              N/A
Small Company Growth              $ 51,168         $241,848         $      0       $  383,589         $ 19,110         $185,644

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by the predecessor portfolio that is considered the surviving entity for accounting purposes to its respective Distributor.

                            Former Stagecoach Funds

     The predecessor Stagecoach Funds had retained Stephens as their Distributor. For the year ended September 30, 1999, Stephens received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12b-1 Plan.

               Fund                          Total
               ----                          -----
               Equity Index                 $348,566
                 Class B

               Equity Value
                 Class B                    $542,815
                 Class C                    $  8,683

               Growth
                 Class B                    $421,532

               Fund                          Total
               ----                          -----
               International Equity
                 Class B                    $266,018
                 Class C                    $  2,161

               Small Cap Growth
                   Class B                  $115,809
                   Class C                  $ 10,995

                             Former Norwest Funds

     The predecessor Norwest Funds had retained Forum as their Distributor. For the year ended May 31, 1999, Forum received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12b-1 Plan.

                                                          Distribution   Distribution
                                                              Fee            Fee
Fund                                             Total      Payable        Waiver
----                                             -----      -------        ------
Diversified Equity
  Class B                                     $954,051       $954,051      $        0
  Class C                                          N/A            N/A             N/A

Diversified Small Cap
  Class B

Equity Income
  Class B                                     $836,884       $836,884      $        0
  Class C                                          N/A            N/A             N/A

Growth Equity
  Class B                                     $175,451       $175,451      $        0

International
  Class B                                     $ 20,211       $ 20,211      $        0

Large Company Growth
  Class B                                          N/A            N/A            N/A
  Class C

Small Cap Opportunities
  Class B                                     $ 48,792       $ 48,792      $       0

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund as indicated below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund                               Fee
----                               ---
Disciplined Growth
  Institutional                     N/A

Diversified Equity
  Class A                          0.25%
  Class B                          0.25%
  Class C                          0.25%
  Institutional Class               N/A

Diversified Small Cap
  Class A                          0.25%
  Class B                          0.25%
  Institutional Class              0.10%

Equity Income
  Class A                          0.25%
  Class B                          0.25%
  Class C                          0.25%
  Institutional Class               N/A

Equity Index
  Class A                          0.25%
  Class B                          0.25%
  Class O                          0.20%

Equity Value
  Class A                          0.25%
  Class B                          0.25%
  Class C                          0.25%
  Institutional Class               N/A

Fund                               Fee
----                               ---
Growth
  Class A                          0.25%
  Class B                          0.25%
  Institutional Class               N/A

Growth Equity
  Class A                          0.25%
  Class B                          0.25%
  Institutional Class               N/A

Index
  Institutional Class               N/A

International
  Class A                          0.25%
  Class B                          0.25%
  Institutional Class               N/A

International Equity
  Class A                          0.25%
  Class B                          0.25%
  Class C                           N/A
  Institutional Class

Large Company Growth
  Class A                          0.25%
  Class B                          0.25%
  Class C                          0.25%
  Institutional Class               N/A

Small Cap Growth
  Class A                          0.25%
  Class B                          0.25%
  Class C                          0.25%
  Institutional Class              0.10%

Small Cap Opportunities
  Class A                          0.25%
  Class B                          0.25%
  Institutional Class              0.10%

Fund                               Fee
----                               ---
Small Cap Value
  Institutional Class              0.10%

Small Company Growth
  Institutional Class              0.10%


     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.


     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund except for the International Equity Fund for which Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02116, acts as custodian. The custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as custodian, Norwest Bank is entitled to receive 0.02% of the average daily net assets of each Fund except the Gateway Funds. The Gateways Funds are not charged a custody fee at the Gateway level, provided that they remain Gateway Funds and Norwest Bank receives custodial fees for the Core Trust Portfolios. With respect to the International Equity Fund, IBT is entitled to receive a domestic custody fee of 0.01% of the average daily net assets of the Fund and transaction fees and basis point fees depending on the county in which the foreign assets are held.


     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds except for the Equity Index, Equity Value and International Equity Funds for which Wells Fargo Bank serves as Fund Accountant. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo served as Fund Accountant for the predecessor Stagecoach Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Funds, Wells Fargo will continue to serve as Fund Accountant for the Funds mentioned above during a transition period. It is anticipated that the transition period will last until April 1, 2000, by which time Forum Accounting will be serving as Fund Accountant for all of the Funds.

     If the conversion to Forum Accounting does not occur on or before April 1, 2000, Wells Fargo Bank will continue to serve as Fund Accountant until the conversion occurs, but not longer than one year from November 8, 1999, at which time it is anticipated that Forum Accounting will serve as Fund Accountant for the Funds. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.


     For their services as Fund Accountant, Forum Accounting and Wells Fargo Bank each are entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting and Wells Fargo Bank are also each entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).


     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.


     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.


     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach Fund family and the amounts retained by Stephens are as follows:


        Period-Ended                   Period-Ended                 Period-Ended
          9/30/99                         9/30/98                      9/30/97
        ------------                   ------------                 -------------
     Paid           Retained       Paid           Retained       Paid           Retained
     ----           --------       ----           --------       ----           --------
     $6,214,051     $2,289,826     $6,146,848     $1,684,758     $4,527,472     $508,825



     For the year-ended September 30, 1999, Wells Fargo Securities, Inc., an affiliated broker-dealer of the Trust retained $2,324,394.93.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amounts retained by Forum are as follows:

                                      Year-Ended             Year-Ended                  Year-Ended
                                        5/31/99                5/31/98                     5/31/97
                                      ----------             ----------                  ----------
                                Paid         Retained       Paid       Retained      Paid           Retained
                                ----         --------       ----       --------      ----           --------
Diversified Equity
   Class A                      $  611,000  $      0        $853,000   $70,000       $485,324       $8,286
Diversified Small Cap
   Class A                      $   10,000  $      0          N/A         N/A          N/A            N/A

Equity Income
   Class A                      $  720,000  $ 44,000        $692,000   $69,000       $320,385       $1,121

Growth Equity
   Class A                      $   66,000  $  4,000        $173,000   $17,000       $175,495       $5,347

International
   Class A                      $   15,000  $  1,000        $ 12,000   $ 1,000       $  8,728       $  874

Large Company Growth
   Class A                      $2,227,000  $142,000          N/A         N/A          N/A            N/A

Small Cap Opportunity
   Class A                      $   21,000  $      0        $148,000   $12,000       $ 11,604       $1,178

Small Company Growth
   Class A                      $   23,000  $  2,000        $ 28,000   $ 3,000       $ 23,419       $2,335

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                             Former Norwest Funds

     Average Annual Total Return for the Applicable Period Ended May 31,
     -------------------------------------------------------------------
                                 1999/1/
                                 -------

                                                            Ten       Five       One
                                         Inception/2/      Year       Year       Year
                                         ------------      ----       ----       ----
Disciplined Growth
  Institutional                               8.52%         N/A        N/A        9.29 %

Diversified Equity
  Class A                                    16.67 %       15.75%     19.81%      8.46 %
  Class B                                    16.45 %       15.58%     20.25%     10.24 %
  Class C                                     N/A           N/A        N/A        N/A
  Institutional Class                        17.33 %       16.44%     21.24%     15.08 %

Diversified Small Cap
  Class A                                   (11.04)%        N/A        N/A      (19.42)%
  Class B                                   (10.39)%        N/A        N/A      (18.35)%
  Institutional Class                        (7.25)%        N/A        N/A      (14.54)%

Equity Income
  Class A                                    16.76 %       15.98%     21.13%      8.15 %
  Class B                                    16.57 %       15.80%     22.59%      9.90 %
  Class C                                    16.56 %       15.80%     22.65%     13.79 %
  Institutional Class                        17.44 %       16.67%     23.58%     14.75 %

                                                            Ten       Five      One
                                         Inception/2/      Year       Year      Year
                                         ------------      ----       ----      --------
Growth Equity
  Class A                                   15.09 %        14.88%     15.35%     1.39 %
  Class B                                   14.93 %        14.70%     15.75%     2.78 %
  Class C                                   15.01 %        14.79%     16.04%     7.63 %
  Institutional Class                       15.77 %        15.55%     16.72%     7.60 %

Index
  Institutional Class                       16.02 %        17.45%     25.24%    20.57 %

International
  Class A                                    7.35 %         8.27%      6.57%    (7.03)%
  Class B                                    7.01 %         8.02%      6.71%    (5.90)%
  Institutional Class                        7.81 %         8.83%      7.67%    (1.32)%

Large Company Growth
  Class A                                   17.05 %        19.73%     26.36%    31.80 %
  Class B                                   16.61 %        19.57%     26.89%    35.02 %
  Institutional Class                       17.48 %        20.45%     27.89%    39.96 %

Small Cap Opportunities
  Class A                                   15.83 %          N/A      15.74%   (18.03)%
  Class B                                   16.06 %          N/A      16.14%   (17.19)%
  Institutional Class                       17.03 %          N/A      17.13%   (13.02)%

Small Cap Value
  Institutional Class                      (12.50)%          N/A        N/A    (20.77)%

Small Company Growth
  Institutional Class                       16.26 %        16.97%     14.67%   (10.72)%

_______________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.


/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as stated in the "Historical Fund Information" section. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

                            Former Stagecoach Funds

   Average Annual Total Return for the Applicable Period Ended September 30,
   -------------------------------------------------------------------------
                                    1999/1/
                                    -------

                                                                         Ten     Five     One
                                                         Inception/2/   Year     Year    Year
                                                         ------------   ----     ----    -------
Equity Index
  Class A                                                15.64%         14.98%   22.38   19.53%
  Class B                                                15.31%         14.95%   22.91%  20.86%
  Class O                                                 N/A            N/A      N/A     N/A

Equity Value
  Class A                                                11.88%          N/A     12.25%  (1.66%)
  Class B                                                11.88%          N/A     12.65%  (1.10%)
  Class C                                                11.87%          N/A     12.89%   2.73%
  Institutional Class                                    12.71%          N/A     13.78%   4.51%

Growth
  Class A                                                15.55%          N/A     18.93%  22.09%
  Class B                                                15.58%          N/A     19.42%  23.68%
  Institutional Class                                    16.32%          N/A     20.38%  29.69%

International Equity
  Class A                                                 9.34%          N/A      N/A    27.90%
  Class B                                                10.54%          N/A      N/A    29.84%
  Class C                                                11.88%          N/A      N/A    33.84%
  Institutional Class                                     N/A            N/A      N/A     N/A

Small Cap Growth
  Class A                                                23.67%          N/A      N/A    49.67%
  Class B                                                24.19%          N/A      N/A    52.66%
  Class C                                                24.36%          N/A      N/A    56.69%
  Institutional Class                                    26.21%          N/A      N/A    59.98%

_______________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.


/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as stated in the "Historical Fund Information" section. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

          Cumulative Total Return:  In addition to the above performance
          -----------------------
information, each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all

Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.


                             Former Norwest Funds

     Cumulative Total Return for the Applicable Period Ended September 30,
     ---------------------------------------------------------------------
                                    1999/1/
                                    ------

                                                               Ten              Five           Three
                                            Inception/2/       Year             Year           Year
                                            ------------       ----             ----           -----
Disciplined Growth
  Institutional                              14.21 %            N/A             N/A            N/A

Diversified Equity
  Class A                                   425.34 %           289.88 %         19.00%         61.24%
  Class B                                   384.23 %           283.99 %         19.33%         64.25%
  Class C                                   386.45 %           285.05 %         19.59%         67.70%
  Institutional Class                       425.35 %           313.57 %        153.11%         71.04%

Diversified Small Cap
  Class A                                    (9.88)%            N/A             N/A            N/A
  Class B                                   (10.80)%            N/A             N/A            N/A
  Institutional Class                        (9.80)%            N/A             N/A            N/A

Equity Income
  Class A                                   391.40 %           293.56 %         19.89%         58.19%
  Class B                                   354.38 %           287.79 %         20.23%         61.87%
  Class C                                   354.11 %           287.21 %         20.40%         64.69%
  Institutional Class                       391.30 %           317.48 %        162.76%         68.57%

Growth Equity
  Class A                                   345.48 %           264.59 %         15.18%         44.38%
  Class B                                   312.58 %           259.20 %         15.46%         46.72%
  Class C                                   339.75 %           261.75 %         15.85%         50.87%
  Institutional Class                       345.48 %           286.73 %        115.00%         53.14%

Index
  Institutional Class                       518.79 %           351.67 %        197.83%         94.17%

International
  Class A                                   155.51 %            94.90 %          6.97%         18.58%
  Class B                                   131.37 %            90.31 %          6.96%         20.02%
  Institutional Class                       153.56 %           105.13 %         47.43%         25.80%

                                                                   Ten        Five       Three
                                               Inception/2/        Year       Year       Year
                                               ------------        ----       ----       -----
Large Company Growth
  Class A                                      1,303.44 %        453.01%     25.93%      106.07%
  Class B                                      1,140.96 %        446.28%     26.40%      111.37%
  Institutional Class                          1,305.44 %        487.85%    236.60%      119.05%

Small Cap Opportunities
  Class A                                        149.97 %          N/A       15.09%       14.29%
  Class B                                        138.61 %          N/A       15.36%       15.49%
  Institutional Class                            149.96 %          N/A      114.27%       21.26%

Small Cap Value
  Institutional Class                            (14.80)%          N/A        N/A          N/A

Small Company Growth
  Institutional Class                          1,068.66 %        334.16%     87.14%       15.68%

_______________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.


/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as stated in the "Historical Fund Information" section. The actual inception date of each Class may differ from the inception date of the corresponding Fund.


                            Former Stagecoach Funds

     Cumulative Total Return for the Applicable Period Ended September 30,
     ---------------------------------------------------------------------
                                    1999/1/
                                    ------


                                                                            Five             Three
                                                         Inception/2/       Year              Year
                                                         ------------       ----             -----
Equity Index
  Class A                                                874.60%          174.50%         79.71%
  Class B                                                831.85%          180.53%         83.68%
  Class O

Equity Value
  Class A                                                182.55%           78.20%         33.38%
  Class B                                                182.38%           81.43%         35.87%
  Class C                                                182.32%           83.34%         38.84%
  Institutional Class                                    202.47%           90.71%         42.14%

                                                        Five              Three
                                       Inception/2/     Year              Year
                                       ---------        ----              ----

Growth
  Class A                               276.15%        137.97%           64.78%
  Class B                               277.01%        142.87%           68.12%
  Institutional Class                   299.64%        152.82%           75.36%

International Equity
  Class A                                19.72%           N/A              N/A
  Class B                                22.40%           N/A              N/A
  Class C                                25.40%           N/A              N/A
  Institutional Class                      N/A            N/A              N/A

Small Cap Growth
  Class A                               184.16%           N/A            29.70%
  Class B                               190.15%           N/A            31.86%
  Class C                               192.04%           N/A            34.81%
  Institutional Class                   214.10%           N/A            39.91%

_______________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as stated in the "Historical Fund Information" section. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA

Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly "Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

     The Trust also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. If the values reported on a foreign exchange are materially affected by events occurring after the close of the foreign exchange, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of a Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that a Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and
(iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

 The dealer reallowance for Class A shares is as follows:

------------------------------------------------------------------------------------------------------
                              FRONT-END SALES            FRONT-END SALES                DEALER
                                CHARGE AS %                CHARGE AS %                ALLOWANCE
         AMOUNT                  OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
      OF PURCHASE              OFFERING PRICE               INVESTED                OFFERING PRICE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Less than $50,000                5.75%                      6.10%                      5.00%
------------------------------------------------------------------------------------------------------
 $50,000 to $99,999               4.75%                      4.99%                      4.00%
------------------------------------------------------------------------------------------------------
 $100,000 to $249,999             3.75%                      3.90%                      3.00%
------------------------------------------------------------------------------------------------------
 $250,000 to $499,999             2.75%                      2.83%                      2.25%
------------------------------------------------------------------------------------------------------
 $500,000 to $999,999             2.00%                      2.04%                      1.75%
------------------------------------------------------------------------------------------------------
 $1,000,000 and over/1/           0.00%                      0.00%                      1.00%
------------------------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds. For the fiscal year ended September 30, 1999, the Advisor directed transactions in the aggregate amount of $1,979,758,185 and paid total commissions in the amount of $2,080,381.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.




     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with

Stephens or Wells Fargo Bank or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.




     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section

1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Equity Fund and International Fund expect to qualify for the election. However, even if a Fund qualifies for the election, foreign taxes will only pass-through to a Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

     An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

     Capital Gain Distributions. Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.





     Foreign Shareholders. Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders. Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.




     Other Matters. Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are sixteen of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Funds' fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in a Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of October 25, 1999 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 25, 1999

                                   Name and                           Percentage
     Fund                           Address                            of Class
     ----                           -------                            --------
Disciplined Growth Class    Virg & Co.                                  56.84%
  Institutional             P.O. Box 9800
                            Calabasas, CA 91372-0800

                            Dentru & Co.                                21.74%
                            Non-Discretionary Cash
                            1740 Broadway MS 8751
                            Denver, CO 80274-0001

                            Seret & Co.                                  9.01%
                            Discretionary Reinvest
                            1740 Broadway MS 8751
                            Denver, CO 80274-0001
Diversified Equity
  Class A                   N/A
  Class B                   N/A
  Class C                   Norwest Investment Services, Inc.           43.12%
                            FBO 112609161
                            Northstar Building East - 9th Floor
                            608 Second Avenue, South
                            Minneapolis, MN 554790162

                            Emjayco                                     11.73%
                            Omnibus Account
                            17909 P.O. Box
                            Milwaukee, WI 53217-0909

                                   Name and                           Percentage
     Fund                           Address                            of Class
     ----                           -------                            --------
                            Norwest Investment Services Inc.             7.35%
                            FBO 703505091
                            Northstar Building East - 9th Floor
                            608 Second Avenue South
                            Minneapolis, MN 554790162

  Institutional Class       EMSEG & Co.                                 82.96%
                            Diversified Equity 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Kiwils & Co.                                 5.87%
                            1740 Broadway MN 8676
                            Denver, CO 80274-0001
Diversified Small Cap
  Class A                   Norwest Wealthbuilder                       74.81%
                            Reinvest Account
                            733 Marquette Avenue
                            Minneapolis, MN 55402-2309

  Class B                   Norwest Investment Services Inc.             5.40%
                            FBO 710307871
                            Northstar Building East - 9th Floor
                            608 Second Avenue South
                            Minneapolis, MN 55402-1916

  Institutional Class       EMSEG & Co.                                 60.94%
                            Diversified Small Cap Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                  8.32%
                            Diversified Small Cap Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450


                                   Name and                           Percentage
     Fund                           Address                            of Class
     ----                           -------                            --------
                            EMSEG & Co.                                  8.10%
                            Diversified Small Cap Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Dentru & Co.                                 8.06%
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001

                            Kiwils & Co.                                 5.38%
                            Discretionary Reinvest
                            1740 Broadway MS 8751
                            Denver, CO 80274-0001
Equity Income
  Class A                   Investor Services Group                     19.97%
                            FBO Wells Fargo/Portfolio Advisor
                            Customer
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

                            Wells Fargo Bank                            14.68%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

  Class B                   N/A

  Class C                   Emjayco                                     10.41%
                            Onmibus Account
                            17909 P.O. Box
                            Milwaukee, WI 53217-0909

  Institutional Class       EMSEG & Co.                                 35.59%
                            Income Equity 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                 23.43%
                            Income Equity 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                                   Name and                           Percentage
     Fund                           Address                            of Class
     ----                           -------                            --------
                            EMSEG & Co.                                 22.32%
                            Income Equity 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Dentru & Co.                                 9.08%
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001

Equity Index
  Class A                   Wells Fargo Bank                            81.99%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

  Class B                   N/A

  Class O                   N/A

Equity Value
  Class A                   Wells Fargo Bank                            13.43%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

  Class B                   N/A

  Class C                   Dean Witter For The Benefit Of              14.94%
                            John T. Douglas, Jr. TTEE
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter Reynolds Cust. For              11.66%
                            Steve Tognoli
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of               6.60%
                            John J. Semoni TTEE
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter Reynolds Cust. For               5.78%
                            William C. Barrette
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of               5.36%
                            Dr. Stanley M. Yantis Money Purch.

                                   Name and                                Percentage
     Fund                           Address                                 of Class
     ----                           -------                                 --------
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter Reynolds Inc. C/F                     5.25%
                            Thomas J. Perlite
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of                    5.11%
                            Wells Fargo QRP Custodian FBO
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

  Institutional Class       DIM & Co.                                        40.37%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            Wells Fargo Bank TTEE                            19.07%
                            Choicemaster
                            Attn:  Mutual Funds A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            HEP & Co.                                        17.87%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

                            Virg. & Co.                                      15.55%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

Growth Fund
  Class A                   Wells Fargo Bank                                 50.10%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

                            Investor Services Group                          17.33%
                            FBO Wells Fargo/Portfolio Advisor Customer
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

  Class B                   N/A

                                   Name and                                Percentage
     Fund                           Address                                 of Class
     ----                           -------                                 --------
  Institutional Class       EMSEG & Co.                                      47.09%
                            ValueGrowth Stock Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                      21.98%
                            ValueGrowth Stock Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Dentru & Co.                                     19.29%
                            Non-Discretionary Cash
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001

                            HEP & Co.                                         5.23%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

Growth Equity Fund
  Class A                   Norwest Wealthbuilder                            16.06%
                            Reinvest Account
                            733 Marquette Avenue
                            Minneapolis, MN 55402-2309

  Class B                   N/A

  Class C                   Emjayco                                          82.13%
                            Omnibus Account
                            17909 P.O. Box
                            Milwaukee, WI 53217-0909

                            Norwest Investment Services, Inc.                10.79%
                            FBO 707211391
                            Northstar Building East - 9th Floor
                            608 Second Avenue South
                            Minneapolis, MN 55402-1916

  Institutional Class       EMSEG & Co.                                      88.32%
                            Growth Equity 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
Index Fund
    Institutional Class     EMSEG & Co.                                      71.90%
                            Index Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                       8.06%
                            Index Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

International Fund
    Class A                 Norwest Wealthbuilder                            25.51%
                            Reinvest Account
                            733 Marquette Avenue
                            Minneapolis, MN 55402-2309

    Class B                 Norwest Investment Services Inc.                  5.73%
                            FBO 012957081
                            Northstar Building East - 8th Floor
                            608 Second Avenue South
                            Minneapolis, MN 55402-1916

    Institutional Class     EMSEG & Co.                                      69.34%
                            International Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                      10.59%
                            International Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Dentru & Co.                                      8.68%
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001

International Equity
  Fund                      Virg. & Co.                                      22.50%
    Class A                 c/o Wells Fargo Bank
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
                            US Trust Company                                 16.49%
                            FBO Comm Foundation Silicon Valley
                            4380 SW Macadam Avenue Ste. 450
                            Portland, OR 97201-6407

                            DIM & Co.                                         6.07%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            HEP & Co.                                         5.97%
                            c/o Wells Fargo Bank
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

    Class B                 N/A

    Class C                 Dean Witter For The Benefit Of                   21.80%
                            Lois Levine Mundie
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of                   18.17%
                            Maureen O'Sullivan TTE FBO The
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of                    7.85%
                            Janice M. Ehly &
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            Dean Witter For The Benefit Of                    6.68%
                            William C. Barrette
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

  Institutional Class

Large Company Growth
  Fund                      Merrill Lynch Trust Co. TTEE                     49.43%
    Class A                 FBO Qualified Retirement Plans
                            Attn:  Philb Kolb
                            265 Davidson Avenue 4th Floor
                            Somerset, NJ 08873-4120

                            N/A
    Class B

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
  Class C

  Institutional Class       EMSEG & Co.                                      63.17%
                            Large Company Growth 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                       9.82%
                            Large Company Growth 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Virg. & Co.                                       5.94%
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            EMSEG & Co.                                       5.87%
                            Large Company Growth 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

Small Cap Growth Fund
  Class A                   Investor Services Group                          23.88%
                            FBO Wells Fargo/Portfolio Advisor Customer
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

                            Wells Fargo Bank                                 15.89%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

                            Wells Fargo Bank                                  5.43%
                            FBO Retirement Plans Omnibus
                            P.O. Box 63015
                            San Francisco, CA 94163-0001

  Class B                   N/A

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
  Class C                   MLPF&S For The Sole Benefit of its               47.41%
                            Customers
                            Attn:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

  Institutional Class       EMSEG & Co.                                      17.77%
                            Small Company Stock Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                      12.97%
                            Small Company Stock Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            The Northern Trust Co.                           14.04%
                            Duker Deliverance Stagecoach?
                            A/C #26-56948
                            P.O. Box 92956
                            Chicago, IL 60675-2956

                            EMSEG & Co.                                      10.72%
                            Stagecoach Small Cap FD CL 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Virg & Co.                                        8.99%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            HEP & Co.                                         6.62%
                            Attn:  MF Dept. A88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800
Small Cap Opportunities
 Fund                       Wealthbuilder II Growth Balance                  23.64%
  Class A                   Class A #13357300
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
                            Wealthbuilder II Growth & Income Class A         14.29%
                            #13357200
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Wealthbuilder II Growth Fund Class A              6.16%
                            #13357200
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

  Class B                   N/A

  Institutional Class       EMSEG & Co.                                      61.13%
                            Small Cap Opportunities Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                       8.89%
                            Small Cap Opportunities Fund 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Seret & Co.                                       7.09%
                            Attn:  Jill Siekmeier
                            c/o Norwest Bank Colorado NA
                            1740 Broadway MS 8676
                            Denver, CO 80274-0001

                            Dentru & Co.                                      7.05%
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001
Small Cap Value Fund
  Institutional Class       EMSEG & Co.                                      58.96%
                            Performa Small Cap Value Fund
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Dentru & Co.                                     10.67%
                            Non-Discretionary Cash
                            1740 Broadway Mail 8676
                            Denver, CO 80274-0001

                                                                          Percentage
      Fund                      Name and Address                           of Class
      ----                      ----------------                           --------
                            EMSEG & Co.                                      10.09%
                            Performa Small Cap Value Fund
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            HEP & Co.                                         7.05%
                            FBO Wells Fargo Bank
                            Mutual Funds MAC 2141 028
                            P.O. Box 9800
                            Calabasas, CA 91372-0800
Small Company Growth
 Fund                       EMSEG & Co.                                      76.48%
  Institutional Class       Small Company Growth 1
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & Co.                                      11.43%
                            Small Company Growth I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            Vanguard Fiduciary Tr Co.                         5.61%
                            FBO Burlington Northern
                            VM 613 Attn. Specialized Services
                            P.O. Box 2900
                            Valley Forge, PA 19482-2900

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the years ended September 30, 1998 and May 31, 1999, respectively, are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds
---------------

     Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate bonds are "AAA," "AA," "A" and
     ---
"BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper
--------------------------

     Moody's:  The highest rating for corporate commercial paper is "P-1"
     -------
(Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P:  The "A-1" rating for corporate commercial paper indicates that the
     ---
"degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                           Dated November 8, 1999

                     As Supplemented on December 17, 1999

                              CORPORATE BOND FUND
                             DIVERSIFIED BOND FUND
                                  INCOME FUND
                               INCOME PLUS FUND
                      INTERMEDIATE GOVERNMENT INCOME FUND
                      LIMITED TERM GOVERNMENT INCOME FUND
                              STABLE INCOME FUND
                         VARIABLE RATE GOVERNMENT FUND


               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eight funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income and Variable Rate Government Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporate Bond, Income Plus and Intermediate Government Income Funds offer Class A, Class B and Class C shares. The Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income and Stable Income Funds offer Class A, Class B and Institutional Class shares. The Diversified Bond Fund offers only Institutional Class shares and the Variable Rate Government Fund only offers Class A shares. This SAI relates to all such classes of shares.


     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Historical Fund Information......................................     1
Investment Policies..............................................     3
Additional Permitted Investment Activities and Associated Risks..     5
Management.......................................................    18
Performance Calculations.........................................    31
Determination of Net Asset Value.................................    39
Additional Purchase and Redemption Information...................    40
Portfolio Transactions...........................................    41
Fund Expenses....................................................    42
Federal Income Taxes.............................................    43
Capital Stock....................................................    48
Other............................................................    54
Counsel..........................................................    54
Independent Auditors.............................................    55
Financial Information............................................    55
Appendix.........................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.


     The Funds in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

----------------------------------------------------------------------------------------------------------
               Wells Fargo Funds                                     Predecessor Funds
----------------------------------------------------------------------------------------------------------
 Corporate Bond Fund                              Stagecoach Corporate Bond Fund
 ----------------------------------------------------------------------------------------------------------
 Diversified Bond Fund                            Norwest Diversified Bond Fund
 ----------------------------------------------------------------------------------------------------------
 Income Fund                                      Norwest Income Fund
 ----------------------------------------------------------------------------------------------------------
 Income Plus Fund                                 Stagecoach Strategic Income Fund
 ----------------------------------------------------------------------------------------------------------
 Intermediate Government Income Fund              Norwest Intermediate Government Income Fund
 ----------------------------------------------------------------------------------------------------------
 Limited Term Government Income Fund              Stagecoach Short-Intermediate U.S. Government
                                                    Income Fund
 ----------------------------------------------------------------------------------------------------------
 Stable Income Fund                               Norwest Stable Income Fund
 ----------------------------------------------------------------------------------------------------------
 Variable Rate Government Fund                    Stagecoach Variable Rate Government Fund
 ----------------------------------------------------------------------------------------------------------


     The Corporate Bond Fund commenced operations on November 8, 1999, as successor to the Corporate Bond Fund of Stagecoach. The predecessor Stagecoach Corporate Bond Fund commenced operations on April 1, 1998 as a Fund of the Company.





     The Diversified Bond Fund commenced operations on November 8, 1999, as successor to the Diversified Bond Fund of Norwest. The predecessor Norwest Advantage Diversified Bond Fund commenced operations on November 11, 1994.


     The Income Fund commenced operations on November 8, 1999, as successor to the Income Fund, Total Return Bond Fund and Performa Strategic Value Bond Fund of Norwest. The predecessor Norwest Income Fund commenced operations on June 9, 1987. The predecessor Norwest Total Return Fund commenced operations on December 31, 1993. The predecessor Norwest Performa Strategic Value Bond Fund commenced operations on October 1, 1997. For accounting purposes, the Norwest Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Fund.

     The Income Plus Fund commenced operations on November 8, 1999, as successor to the Strategic Income Fund of Stagecoach. The predecessor Stagecoach Strategic Income Fund commenced operations on July 13, 1998.


     The Intermediate Government Income Fund commenced operations on November 8, 1999, as successor to the Intermediate Government Income Fund of Norwest and the U.S. Government Income Fund and U.S. Government Allocation Fund of Stagecoach. The predecessor Norwest Intermediate Government Income Fund commenced operations on November 11, 1994. The predecessor Stagecoach U.S. Government Income Fund commenced operations on January 1, 1992 and the predecessor Stagecoach U.S. Government Allocation Fund commenced operations on January 2, 1992 as successor to the Fixed-Income Strategy Fund of the Wells Fargo Investment Trust ("WFIT"). The predecessor WFIT Fund commenced operations on March 31, 1987. For accounting purposes, the Norwest Intermediate Government Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Intermediate Government Income Fund.


     The Limited Term Government Income Fund commenced operations on November 8, 1999, as successor to the Limited Term Government Income Fund of Norwest and the Short-Intermediate U.S. Government Income Fund of Stagecoach. The predecessor Norwest Limited Term Government Income Fund commenced operations on October 1, 1997 and the predecessor Stagecoach Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993. For accounting purposes, the Stagecoach Short-Intermediate U.S. Government Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Short-Intermediate U.S. Government Income Fund.


     The Stable Income Fund commenced operations on November 8, 1999, as successor to the Stable Income Fund of Norwest. The predecessor Norwest Stable Income Fund commenced operations on November 11, 1994.


     The Variable Rate Government Fund commenced operations on November 8, 1999, as successor to the Variable Rate Government Fund of Stagecoach. The predecessor Stagecoach Variable Rate Government Fund commenced operations on December 12, 1997, as successor to the Variable Rate Government Fund of Overland Express Funds, Inc. ("Overland"). The predecessor Overland Fund commenced operations on November 1, 1990. On July 23, 1997, the Boards of Directors approved an Agreement and Plan of Consolidation providing for the transfer of the Overland Portfolio to the Fund.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities investments in securities of other investment companies or investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

          General
          -------

          Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. These Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment Grade Investments
     ----------------------------------


     The Corporate Bond, Diversified Bond, Income, Income Plus and Stable Income Funds may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase (also known as high yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

     Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----


     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------


     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------


     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------


     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------


     Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     The Funds may also invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------


     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Interest Rate Protection Transactions
     -------------------------------------


     To manage its exposure to different types of investments, Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Options Trading
     ---------------

     The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which certain Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway Funds, whose policies are to invest some or all of their assets in the securities of one or ore open-end management investment companies, are excepted from these general limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

 Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Funds, may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the Advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Stripped Securities
     -------------------

     Each Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.




     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer[s] of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                             Principal Occupations
Name, Age and Address                       Position         During Past 5 Years
---------------------                       --------         -------------------
*Robert C. Brown, 65                        Trustee,         Director, Federal Farm Credit Banks Funding
1431 Landings Place                         Secretary and    Corporation and Farm Credit System Financial
Sarasota, FL 34231                          Treasurer        Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                     Trustee          Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee          Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                          Trustee          Business Associate Professor, Wake Forest
321 Beechcliff Court                                         University, Calloway School of Business and
Winston-Salem, NC  27104                                     Accountancy since 1994; previously Associate
                                                             Professor of Finance.

Peter G. Gordon, 56                         Trustee          Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                     Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                               Roxane Water Company since 1977.
San Francisco, CA  94133


*W. Rodney Hughes, 72                       Trustee and      Private Investor.
31 Dellwood Court                           President
San Rafael, CA  94901


Richard M. Leach, 63                        Trustee          President of Richard M. Leach Associates (a
P.O. Box 1888                                                financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee          Private Investor/Real Estate Developer;
Four Beaufain Street                                         Chairman of Vault Holdings, LLC.
Charleston, SC  29401


Timothy J. Penny, 45                        Trustee          Senior Counselor to the public relations firm
500 North State Street                                       of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                             Fellow at the Humphrey Institute, Minneapolis,
                                                             Minnesota (a public policy organization) since
                                                             January 1995.


Donald C. Willeke, 58                       Trustee          Principal of the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN 55403

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Subject to the general supervision of the Board, Wells
     ------------------
Fargo Bank provides investment advisory services to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment advisor and sub-advisor; (ii) gateway feeder Funds that invest in a single corresponding core portfolio of Wells Fargo Core Trust ("Core Trust") and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:


                                              Annual Rate
Stand-Alone Funds                    (as a percentage of net assets)
-----------------                    -------------------------------

Corporate Bond                                    0.50%
Income                                            0.50%
Income Plus                                       0.60%
Intermediate Government Income                    0.50%
Limited Term Government Income                    0.50%
Variable Rate Government                          0.50%

     As described in the second category above, the Stable Income Fund invests 100% of its assets in a single respective core portfolio of Core Trust. Because the Fund invest all of its assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Fund to either invest in more than core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the Fund has a "dormant" advisory arrangement with Wells Fargo Bank. Under the dormant advisory arrangement, Wells Fargo Bank will receive no advisory fees as long as the gateway feeder Fund invest all (or substantially all) of its assets in one core portfolio of Core Trust. In the event that the Fund converts into a gateway blended Fund as described above, Wells Fargo Bank as advisor would be entitled to receive a fee of 0.25% for asset allocation services. The dormant advisory rate listed below mirrors the advisory fee charged by Wells Fargo Bank to the Core Trust portfolio in which the gateway feeder Fund invests.

                              Active         Dormant Asset      Pass-through
Gateway Feeder Fund        Advisory Fees     Allocation Fees*   Advisory Fees**
-------------------        -------------     ----------------   ---------------
Stable Income                 0.00%              0.25%              0.50%

____________________
 * Represents the proposed advisory fee payable to Wells Fargo Bank as Advisor if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Wells Fargo as advisor to the Fund of Core Trust. This would be the proposed advisory fee payable to Wells Fargo Bank as advisor if the Fund converts into a stand-alone Fund.

        As described in the third category above, the Diversified Bond Fund invests its assets in two or more core portfolios of Core Trust. For the Fund, Wells Fargo Bank determines the core portfolios of Core Trust in which the gateway blended Fund invests and the percentage allocation that such Fund would make to each core portfolio. For these asset allocation services, Wells Fargo Bank is entitled to receive a fee as indicated in the chart below. The Fund also has the dormant advisory arrangements described above with respect to the Stable Income Fund.

                                 Advisory Fees                  Core Level
Gateway Blended Fund    (Maximum Asset Allocation Fees)   Dormant Advisory Fees*
--------------------    -------------------------------   ----------------------
Diversified Bond                     0.25%                        0.50%

____________________
 * Because the gateway blended Fund invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

        As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

        For the periods indicated below, the predecessor portfolios to the Funds listed below paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                                                      Three-Month
                                             Year Ended                               Period Ended
       Fund                                   6/30/99                                   6/30/98
       ----                                  --------                                 ------------
                                     Fees Paid          Fees Waived         Fees Paid         Fees Waived
                                     ---------          -----------         ---------         -----------
Corporate Bond                       $ 23,084             $ 53,704           $  2,427           $  5,498
Income Plus                          $ 59,858             $147,160              N/A                 N/A
Limited Term Government              $459,093             $237,095           $ 75,268           $ 36,209
   Income
Variable Rate Government             $204,891             $479,326           $158,638           $315,545

                                                                                      Six-Month
                                             Year-Ended                              Period Ended
        Fund                                   3/31/98                                 3/31/97
        ----                                 ----------                               ---------
                                     Fees Paid          Fees Waived         Fees Paid         Fees Waived
                                     ----------         -----------         ---------         -----------
Corporate Bond                          N/A                N/A                 N/A               N/A
Income Plus                             N/A                N/A                 N/A               N/A
Limited Term Government
   Income                            $  132,389           $309,195           $134,529           $121,235
Variable Rate Government             $1,355,943*          $294,181*            N/A               N/A

____________________
 * These amounts are for the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the corresponding Overland predecessor portfolio.

                             FORMER NORWEST FUNDS

        For the periods indicated below, the predecessor portfolios to the Funds listed below paid to NIM the following advisory fees and NIM waived the indicated amounts:

                                          Year-Ended                      Year-Ended                         Year-Ended
                                            5/31/99                        5/31/98                             5/31/97
                                          ----------                      ----------                         ----------
Fund                             Fees Paid        Fees Waived      Fees Paid      Fees Waived        Fees Paid       Fees Waived
----                             ---------        -----------      ---------      -----------        ----------      -----------
Diversified Bond                 $      715         $392,977      $  551,714         $376,973       $  598,019         $      0
Income                           $1,735,605         $      0      $1,314,324         $ 90,387       $1,108,790         $277,198
Intermediate Government
   Income                        $1,470,878         $      0      $1,315,676         $      0       $1,355,907         $      0
Stable Income                    $        0         $      0      $  406,937         $      0       $  334,768         $      0

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM"), Galliard Capital Management, Inc. ("Galliard") and Peregrine Capital Management, Inc. ("Peregrine") to serve as investment sub-advisors to the stand-alone Funds of the Trust and the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisors"). Subject to the direction of the Trusts' Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trusts, the Sub-Advisors make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisors furnish to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. The Sub-Advisors also furnish such additional reports and information as Wells Fargo Bank and the Trusts' Board of Trustees and officers may reasonably request.

     Wells Fargo has engaged WCM as investment sub-advisor for the stand-alone Funds of the Trust listed below. For providing sub-advisory services, WCM is entitled to receive fees as described below.

----------------------------------------------------------------
Fund                           Fee
----------------------------------------------------------------
Corporate Bond                             0-400M         0.15%
                                         400-800M        0.125%
                                greater than 800M         0.10%


----------------------------------------------------------------
Income                                     0-400M         0.20%
                                         400-800M        0.175%
                                greater than 800M         0.15%
----------------------------------------------------------------
Income Plus                                0-400M         0.20%
                                         400-800M        0.175%
                                greater than 800M         0.15%
----------------------------------------------------------------
Intermediate Government Income             0-400M         0.15%
                                         400-800M        0.125%
                                greater than 800M         0.10%
----------------------------------------------------------------
Limited Term Government Income             0-400M         0.15%
                                         400-800M        0.125%
                                greater than 800M         0.10%
----------------------------------------------------------------
Variable Rate Government                   0-400M         0.15%
                                         400-800M        0.125%
                                greater than 800M         0.10%
----------------------------------------------------------------

     Wells Fargo Bank has engaged Peregrine and Galliard to serve as investment sub-advisors to the core portfolios in which the Diversified Bond and Stable Income Funds invest, as listed in the chart below.

-------------------------------------------------------------------------------------------------------------
                                                           Sub-           Sub-Advisory
Fund                  Core Portfolio(s)                    Advisors       Fees
-------------------------------------------------------------------------------------------------------------
Diversified Bond      Managed Fixed Income Portfolio       Galliard                   0-100M       0.10%
                                                                                    100-200M       0.08%
                                                                           greater than 200M       0.06%
--------------------------------------------------------------------------------------------------------------
                      Positive Return Portfolio            Peregrine                   0-10M       0.40%
                                                                                      10-25M       0.30%
                                                                                     25-300M       0.20%
                                                                           greater than 300M       0.10%
-------------------------------------------------------------------------------------------------------------
                      Strategic Value Bond Portfolio       Galliard                   0-100M       0.13%
                                                                                    100-200M       0.10%
                                                                           greater than 200M       0.08%
-------------------------------------------------------------------------------------------------------------
Stable Income         Stable Income Portfolio              Galliard                  0-1500M       0.04%
                                                                                  1500-2000M       0.05%
                                                                                  2000-2500M      0.045%
                                                                                  2500-3000M       0.04%
                                                                          greater than 3000M      0.03%
-------------------------------------------------------------------------------------------------------------

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to
 .15% of each Fund's average daily net assets on an annual basis.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received a monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator. Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the periods indicated below, the predecessor portfolios to the Funds listed below paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees.

                                                                                       Three-Month
                                               Year Ended                              Period Ended
                                                 6/30/99                                  6/30/98
                                                 -------                                  -------
                                                  Wells                                    Wells
                                                  -----                                    -----
Fund                                Total         Fargo         Stephens     Total         Fargo     Stephens
----                                -----         -----         --------     -----         -----     --------
Corporate Bond                      $  6,156       $  3,524     $ 2,632     $ 1,107       $   478     $   629
Income Plus                         $226,730       $129,802     $96,827      N/A            N/A        N/A
Limited Term Government Income      $112,334       $ 64,311     $48,023     $15,606       $ 6,711     $ 8,895
Variable Rate Government            $108,802       $ 62,295     $46,512     $64,485*      $27,729*    $36,756*

_______________________
 *  These figures are for the six-month period ended June 30, 1998.

                                                     Year-Ended                               Year-Ended
                                                       3/31/98                                 3/31/97
                                                     ----------                               ---------
                                                       Wells                                    Wells
                                                       -----                                    -----
Fund                                    Total          Fargo        Stephens        Total       Fargo           Stephens
----                                    -----          -----        --------        -----       -----           ---------
Corporate Bond                           N/A            N/A           N/A            N/A         N/A               N/A
Income Plus                              N/A            N/A           N/A            N/A         N/A               N/A
Limited Term Government Income       $ 54,262       $ 36,356       $ 17,906       $64,923**   $51,994**         $12,929**
Variable Rate Government             $282,517***    $189,286***    $ 93,231***        N/A        N/A               N/A

_______________________
**     These figures are for the six-month period ended March 31, 1997.
***   These figures are for the year ended December 31, 1997.

                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                       Year-Ended                        Year-Ended                        Year-Ended
                                         5/31/99                           5/31/98                           5/31/97
                                         --------                          --------                          --------
Fund                           Fees Paid      Fees Waived       Fees Paid       Fees Waived       Fees Paid       Fees Waived
----                           ---------      -----------       ---------       -----------       ---------       -----------
Diversified Bond               $   3,131         $36,238         $ 32,399         $143,270         $ 59,961         $110,901
Income                         $ 164,941         $ 8,620         $115,539         $165,404         $100,685         $453,711
Intermediate Government
 Income                        $ 209,982         $12,978         $203,711         $191,068         $234,529         $176,352

Stable Income                  $  41,464         $ 2,709         $  8,167         $148,110         $      0         $111,589

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by the predecessor portfolio that is considered the surviving entity for accounting purposes to its respective Distributor.

                            Former Stagecoach Funds

     The predecessor Stagecoach Funds has retained Stephens as their Distributor. For the year ended September 30, 1999, Stephens received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12B-1 Plan.

                  Fund                              Total
                  ----                              -----
               Corporate Bond
                 Class B                           $ 77,902
                 Class C                           $ 13,248

               Income Plus Fund
                 Class B                           $243,572
                 Class C                           $ 24,950

               Limited Term Government
                 Income

                 Class B                           $  5,003

                             Former Norwest Funds

     The predecessor Norwest Funds had retained Forum as their Distributor. For the year ended May 31, 1999, Forum received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12b-1 Plan.

       Fund                     Total        Fee Waived
       ----                     -----        ----------
Income Fund                                       $0
  Class B                      $64,717

Intermediate Government
  Income
  Class B                      $87,552            $0

Stable Income
  Class B                      $20,728            $0

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


Fund                                         Fee
----                                         ---

Corporate Bond
  Class A                                    0.25%
  Class B                                    0.25%
  Class C                                    0.25%

Diversified Bond
  Institutional                               None

Fund                                         Fee
----                                         ---
Income
  Class A                                    0.25%
  Class B                                    0.25%
  Institutional                              None

Income Plus
  Class A                                    0.25%
  Class B                                    0.25%
  Class C                                    0.25%

Intermediate Government Income
  Class A                                    0.25%
  Class B                                    0.25%
  Class C                                    0.25%
  Institutional                              None

Limited Term Government Income
  Class A                                    0.25%
  Class B                                    0.25%
  Institutional                              None

Stable Income
  Class A                                    0.25%
  Class B                                    0.25%
  Institutional                              None

Variable Rate Government
  Class A                                    0.25%

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund except the Diversified Bond Fund and Stable Income Fund. The Diversified Bond Fund and Stable Income Fund, as Gateway Funds, are not charged a custody fee at the Gateway level, provided that they remain Gateway Funds and Norwest Bank receives custodial fees for the Core Trust Portfolios.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds except for the Corporate Bond, Income Plus and Variable Rate Government Funds for which Wells Fargo Bank serves as Fund Accountant. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo served as Fund Accountant for the predecessor Stagecoach Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Funds, Wells Fargo will continue to serve as Fund Accountant for the Funds mentioned above during a transition period. It is anticipated that the transition period will last until February 1, 2000, by which time Forum Accounting will be serving as Fund Accountant for all of the Funds.

     If the conversion to Forum Accounting does not occur on or before February 1, 2000, Wells Fargo Bank will continue to serve as Fund Accountant until the conversion occurs, but not longer than one year from November 8, 1999, at which time it is anticipated that Forum Accounting will serve as Fund Accountant for the Funds. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.

     For their services as Fund Accountant, Forum Accounting and Wells Fargo Bank each are entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting and Wells Fargo Bank are also each entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     -------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.

     For the year-ended September 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the shares of the predecessor Stagecoach fund family was $6,214,051. Stephens retained $2,289,826 of such commissions. For the year-ended September 30, 1999, Wells Fargo Securities, Inc., an affiliated broker-dealer of the Trust retained $2,324,394.93.

     For the three-month period ended June 30, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $1,546,670. Stephens retained $485,869 of such commissions. WFSI retained $1,068,673 of such commissions.

     For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $7,671,295 and Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

     For the six-month period ended March 31, 1997, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives received $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $2,917,738. Stephens retained $198,664 of such commissions, WFSI and its registered representatives received $2,583,027 and $136,047 respectively, of such commissions.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Funds and the amounts retained by Forum are as follows:


       Year-Ended                  Year-Ended                    Year-Ended
        5/31/99                     5/31/98                       5/31/97
       ----------                  ----------                    ----------

  Paid       Retained         Paid       Retained           Paid      Retained
  ----       --------         ----       --------           ----      --------
$168,000     $16,000         $95,000     $9,000            $28,361    $2,628


     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.


                            FORMER STAGECOACH FUNDS

   Average Annual Total Return for the Applicable Period Ended September 30,
   -------------------------------------------------------------------------
                                    1999/1/
                                    ----

Fund                                    Inception/2/        Ten Year       Five Year      One Year
----                                    ------------        --------       ---------      --------
Corporate Bond
  Class A                                  -0.43%              N/A             N/A         -6.06%
  Class B                                  -0.59%              N/A             N/A         -6.99%
  Class C                                   1.88%              N/A             N/A         -3.32%

Income Plus Fund
  Class A                                  -2.91%              N/A             N/A         -5.09%
  Class B                                  -2.82%              N/A             N/A         -5.93%
  Class C                                   0.17%              N/A             N/A         -2.28%

Limited Term Government Income
  Class A                                  4.19%               N/A            5.12%        -5.05%
  Class B                                  4.21%               N/A            5.11%        -5.94%
  Institutional                            5.02%               N/A            6.12%        -0.60%

Variable Rate Government
  Class A                                  3.83%               N/A            3.13%        -2.49%

___________________

/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of sharing performance information, the inception date of each Fund's predecessor portfolio is as follows: Corporate Bond Fund -- April 1, 1998, Income Plus Fund -- July 13, 1998, Limited Term Government Income Fund -- October 27, 1993 and Variable Rate Government Fund -- November 1, 1990. The actual inception date of each class may differ from the inception date of the corresponding Fund.

                              FORMER NORWEST FUND

                        Average Annual Total Return for
                  the Applicable Period Ended May 31, 1999/1/
                  ----------------------------------------

               Fund                                         Inception/2/        Ten Year       Five Year      One Year
               ----                                         ------------        --------       ---------      --------
Diversified Bond
  Institutional                                                8.26%              7.07%          6.75%          4.15%

Income Fund
  Class A                                                      7.24%              7.17%          5.59%         -1.82%
  Class B                                                      6.84%              6.83%          5.59%         -1.84%
  Institutional                                                7.64%              7.65%          6.57%          2.81%

Intermediate Government Income
  Class A                                                      7.25%              6.35%          5.51%         -0.48%
  Class B                                                      6.76%              6.06%          5.67%         -0.41%
  Class C                                                       N/A                N/A            N/A            N/A
  Institutional                                                7.56%              6.85%          6.50%          4.30%

Stable Income
  Class A                                                      5.69%               N/A            N/A            3.17%
  Class B                                                      5.25%               N/A            N/A            3.32%
  Institutional                                                6.07%               N/A            N/A            4.95%

___________________

/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of sharing performance information, the inception date of each Fund's predecessor portfolio is as follows: Diversified Bond Fund -- November 11, 1994, Income Fund -- June 9, 1987, Intermediate Government Income Fund -- November 11, 1994 and Stable Income Fund -- November 11 1994. The actual inception date of each class may differ from the inception date of the corresponding Fund.

          Cumulative Total Return. In addition to the above performance
          -----------------------
information, each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                            FORMER STAGECOACH FUND

    Cumulative Total Return for the Applicable Period Ended May 31, 1999/1/
    --------------------------------------------------------------------

               Fund                                         Inception/2/        Ten Year       Five Year      Three Year
               ----                                         ------------        --------       ---------      ----------
Corporate Bond
  Class A                                                       -0.64%             N/A            N/A             N/A

               Fund                    Inception/2/        Ten Year       Five Year      Three Year
               ----                    ------------        --------       ---------      ----------
  Class B                                  -0.89%            N/A              N/A            N/A
  Class C                                   2.84%            N/A              N/A            N/A

Income Plus Fund
  Class A                                  -3.51%            N/A              N/A            N/A
  Class B                                  -3.52%            N/A              N/A            N/A
  Class C                                   0.22%            N/A              N/A            N/A

Limited Term Government Income
  Class A                                  27.47%            N/A            28.36%         12.68%
  Class B                                  27.61%            N/A            28.29%         12.88%
  Institutional                            33.61%            N/A            34.55%         18.24%

Variable Rate Government
  Class A                                  39.85%            N/A            16.67%          7.41%

-------------------

/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of sharing performance information, the inception date of each Fund's predecessor portfolio is as follows: Corporate Bond Fund -- April 1, 1998, Income Plus Fund -- July 13, 1998, Limited Term Government Income Fund -- October 27, 1993 and Variable Rate Government Fund -- November 1, 1990. The actual inception date of each class may differ from the inception date of the corresponding Fund.

                             FORMER NORWEST FUNDS

 Cumulative Total Return for the Applicable Period Ended September 30, 1999/1/
 --------------------------------------------------------------------------


               Fund                                         Inception/2/        Ten Year       Five Year      Three Year
               ----                                         ------------        --------       ---------      ----------
Diversified Bond
  Institutional                                                269.23%           92.65%         38.29%         21.69%

Income Fund
  Class A                                                      127.58%           92.37%          5.59%         14.39%
  Class B                                                      118.85%           86.60%          5.45%         14.14%
  Institutional                                                140.08%          101.17%         37.40%         19.77%

Intermediate Government Income
  Class A                                                      217.12%           80.44%          5.59%         14.39%
  Class B                                                      192.80%           75.27%          5.45%         14.14%
  Institutional                                                231.85%           88.94%         37.40%         19.77%

Stable Income

               Fund           Inception/2/        Ten Year       Five Year      Three Year
               ----           ------------        --------       ---------      ----------
  Class A                         30.58%            N/A             N/A           15.74%
  Class B                         27.63%            N/A             N/A           14.82%
  Institutional                   32.57%            N/A             N/A           17.51%

___________________

/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of sharing performance information, the inception date of each Fund's predecessor portfolio is as follows: Diversified Bond Fund --November 11, 1994, Income Fund -- June 9, 1987, Intermediate Government Income
    Fund -- November 11, 1994 and Stable Income Fund -- November 11 1994. The actual inception date of each class may differ from the inception date of the corresponding Fund.

     Yield Calculations: The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/- 1]
                                    -----
                                     Cd


     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield: Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

                            FORMER STAGECOACH FUNDS

            Yields for the Applicable Period Ended June 30, 1999/1/
            ----------------------------------------------------

                                                           Thirty-day Yield
                                                           ----------------
Fund                                              After Waiver        Before Waiver
----                                              ------------        -------------
Corporate Bond
   Class A                                            6.63%                6.10%
   Class B                                            6.18%                5.75%
   Class C                                            6.20%                5.53%

Income Plus
   Class A                                            7.32%                6.72%
   Class B                                            6.91%                6.38%
   Class C                                            6.87%                6.05%

Limited Term Government Income
   Class A                                            5.08%                4.77%
   Class B                                            4.54%                4.19%
   Institutional                                      5.30%                5.06%

Variable Rate Government
   Class A                                            4.64%                4.21%

____________________

/1/ The amounts shown above reflect all front-end sales charges and applicable
    CDSCs. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

                             FORMER NORWEST FUNDS

              Yields for the Applicable Period Ended May 31, 1999
              ---------------------------------------------------

Fund                                     Thirty Day Yield
----                                     ----------------
Diversified Bond
   Institutional                              5.67%
Income
   Class A                                    5.40%
   Class B                                    4.89%
   Institutional                              5.64%

Intermediate Government Income
   Class A                                    5.27%
   Class B                                    4.75%

Fund                                     Thirty Day Yield
----                                     ----------------
   Class C
   Institutional                              5.50%

Stable Income
   Class A                                    5.60%
   Class B                                    4.88%
   Institutional                              5.69%

________________

/1/ The amounts shown above reflect all front-end sales charges and applicable
    CDSCs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor.

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of December 31, 1998 Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $202 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. Pacific time, 3:00 p.m. Central time, 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for purchases of Class A shares is as follows:

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                              FRONT-END SALES            FRONT-END SALES                DEALER
                                CHARGE AS %                CHARGE AS %                ALLOWANCE
         AMOUNT                  OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
      OF PURCHASE              OFFERING PRICE               INVESTED                OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Less than $50,000                  4.50%                      4.71%                     4.00%
----------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                 4.00%                      4.17%                     3.50%
----------------------------------------------------------------------------------------------------------------
$100,000 to $249,999               3.50%                      3.63%                     3.00%
----------------------------------------------------------------------------------------------------------------
$250,000 to $499,999               2.50%                      2.56%                     2.25%
----------------------------------------------------------------------------------------------------------------
$500,000 to $999,999               2.00%                      2.04%                     1.75%
----------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/             0.00%                      0.00%                     1.00%
----------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Capital Gain Distributions. Distributions which are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company also could subject the investor to penalties imposed by the IRS.





     Foreign Shareholders. Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders. Corporate shareholders of the Funds may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.




     Other Matters. Investors should be aware that the investments to be made by
     -------------
the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are eight of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The

Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of October 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 25, 1999
                      -----------------------------------

                                                                                                    Percentage
          Fund                               Name and Address                                        of Class
          ----                               ----------------                                        --------
     CORPORATE BOND
      Class A                           VIRG & CO.                                                  16.45%
                                        C/O Wells Fargo Bank
                                        P.O. Box 9800 MAC 9139-027
                                        Calabasas, CA 91372-0800

                                        DIM & Co.                                                    8.99%
                                        ATTN:  MF Dept. A88-4
                                        P.O. Box 9800
                                        Calabasas, CA 91372-0800

      Class B                           N/A

      Class C                           Dean Witter For The Benefit of Alladin                      20.53%
                                        Nursery & Florist Employ
                                        PO Box 250 Church Street Station
                                        New York, NY 10008-0250

                                        Dean Witter For The Benefit of Debashish                     8.07%
                                        Mukhapadhyay
                                        PO Box 250 Church Street Station
                                        New York, NY 10008-0250

                                        Dean Witter Reynolds Cust for Harry C. Hardy                 6.80%
                                        PO Box 250 Church Street Station
                                        New York, NY 10008-0250

                                        Dean Witter For The Benefit of Gloria E. Hayes               5.63%
                                        Trustee of the
                                        PO Box 250 Church Street Station
                                        New York, NY 10008-0250

                                        Dean Witter For The Benefit of Hiroko K.                     5.40%
                                        Okabe
                                        PO Box 250 Church Street Station
                                        New York, NY 10008-0250


                                                                                                    Percentage
          Fund                               Name and Address                                        of Class
          ----                               ----------------                                        --------
     DIVERSIFIED
      BOND FUND
      Institutional Class               EMSEG & CO                                                  65.83%
                                        Diversified Bond Fund I
                                        C/O Mutual Fund Processing
                                        PO Box 1450 NW 8477
                                        Minneapolis, MN 55485-1450

                                        Sereet & Co.                                                 9.63%
                                        ATTN:  Jill Siekmeier
                                        C/O Norwest Bank Colorado NA
                                        1740 Broadway MS 8676
                                        Denver, CO 80274-0001
                                                                                                     5.24%
                                        Kiwils & Co
                                        1740 Broadway MS 8676
                                        Denver, CO 80274-0001
                                                                                                     5.11%
                                        HEP & CO
                                        FBO Wells Fargo Bank
                                        Mutual Funds MAC 2141 028
                                        9800 PO Box
                                        Calabasas, CA 91372-0800

     INCOME FUND
      Class A                           Wealthbuilder II Growth Balance                             18.99%
                                        Income Bond Fund Class A
                                        C/O Mutual Fund Processing
                                        PO Box 1450 NW 8477
                                        Minneapolis, MN 55485-1450

      Class B                           N/A

      Institutional Class               EMSEG & CO                                                  26.16%
                                        Income Fund I
                                        C/O Mutual Fund Processing
                                        PO Box 1450 NW 8477
                                        Minneapolis, MN 55485-1450

                                        EMSEG & CO                                                  24.41%
                                        Income Fund I
                                        C/O Mutual Fund Processing
                                        PO Box 1450 NW 8477
                                        Minneapolis, MN 55485-1450

                                        Dentu & CO                                                  13.94%
                                        Non-Discretionary Cash
                                        1740 Broadway Mail 8676
                                        Denver, CO 80274-0001

                                        Virg & Co                                                    6.28%
                                        PO Box 9800
                                        Calabasas, CA 91372-0800

                                        EMSEG & Co.                                                  5.64%
                                        Income Fund I
                                        C/O Mutual Fund Processing
                                        PO Box 1450 NW 8477
                                        Minneapolis, MN

                                        SEREt & CO                                                   7.11%
                                        Discretionary Reinvest
                                        1740 Broadway MS 8751
                                        Denver, CO 80274-0001


                                                                                           Percentage
        Fund                              Name and Address                                  of Class
        ----                              ----------------                                 ----------
     INCOME PLUS
       Class A                    Dean Witter for the Benefit of Brian Herrera              5.32%
                                  PO Box 250 Church Street Station
                                  New York, NY 10008-0250

       Class B                    N/A

       Class C                    Dean Witter for the Benefit of Junien R.                 12.07%
                                  Gallared Custodian FBC
                                  PO Box 250 Church Street Station
                                  New York, NY 10008-0250

                                  Dean Witter for the Benefit of Marlene                    6.40%
                                  Dellamore TTEE FBO
                                  PO Box 250 Church Street Station
                                  New York, NY 10008-0250

                                  Dean Witter Reynolds Custodian for Jean Baker             6.14%
                                  PO Box 250 Church Street Station
                                  New York, NY 10008-0250

                                  Dean Witter for the Benefit of Maestelle D.               6.03%
                                  Edwards & Maelyn
                                  PO Box 250 Church Street Station
                                  New York, NY 10008-0250

     INTERMEDIATE
     GOVERNMENT
     INCOME FUND
       Class A                    Wells Fargo Bank                                         25.18%
                                  FBO Retirement Plans Omnibus
                                  PO Box 63015
                                  San Francisco, CA 94163-0001

                                  Investor Services Group                                  17.16%
                                  FBO Wells Fargo/Portfolio Advisory Customer
                                  211 South Gulph Road
                                  King of Prussia, PA 194006-0001

                                  VIRG & Co.                                                6.32%
                                  C/O Wells Fargo Bank
                                  PO Box 9800 MAC 9139-027
                                  Calabasas, CA 91372-0800

       Class B                    N/A

       Class C                    MLPF&S For The Sole Benefit of its Customers             19.66%
                                  ATTN:  Mutual Fund Administration
                                  4800 Deer Lake Drive East, 3rd Floor
                                  Jacksonville, FL 32246-6484

                                  Sisters of St. Francis                                    5.13%
                                  ATTN:  Sister Maruane Hresko Osf
                                  609 South Convent Road
                                  Aston, PA 19014-1207

       Institutional Class        EMSEG & Co.                                              44.78%
                                  Interim US Gov't Fund I
                                  C/O Mutual Fund Processing
                                  PO Box 1450 NW 8477
                                  Minneapolis, MN 55485-1450

                                                                                           Percentage
        Fund                              Name and Address                                  of Class
        ----                              ----------------                                 ----------
                                  EMSEG & Co.                                              22.55%
                                  Interim US Gov't Fund I
                                  C/O Mutual Fund Processing
                                  PO Box 1450 NW 8477
                                  Minneapolis, MN 55485-1450

                                  EMSEG & Co.                                              13.11%
                                  Interim US Gov't Fund I
                                  C/O Mutual Fund Processing
                                  PO Box 1450 NW 8477
                                  Minneapolis, MN 55485-1450

                                  DENTRU & Co.                                             12.84%
                                  1740 Broadway Mail 8676
                                  Denver, CO 80274-0001

     LIMITED TERM GOVERNMENT
     INCOME FUND
       Class A                    Wells Fargo Bank                                         19.73%
                                  FBO Retirement Plans Omnibus
                                  PO Box 63015
                                  San Francisco, CA 94163-0001

                                  Merrill Lynch Trust Company TTE                          12.66%
                                  FBO Qualified Retirement Plans
                                  ATTN:  John Sebulsky
                                  265 Davidson Avenue, 4th Floor
                                  Somerset, NJ 00873-4120

                                  VIRG & Co.                                                8.58%
                                  C/O Wells Fargo Bank
                                  PO Box 9800 MAC 9139-027
                                  Calabasas, CA 91372-0800

                                  MLPF&S For the Sole Benefit of Its Customers              8.10%
                                  ATTN:  Mutual Fund Administration
                                  4800 Deer Lake Dr. East, 3rd Floor
                                  Jacksonville, FL 32246-6484

       Class B                    N/A

       Institutional Class        EMSEG & CO                                               31.55%
                                  Limited Term Gov't Income I
                                  c/o Mutual Fund Processing
                                  P.O. Box 1450 NW 8477
                                  Minneapolis, MN  55485-1450

                                  HEP & CO                                                 17.09%
                                  ATTN:  MF DEPT. A88-4
                                  P.O. Box 9800 MAC 9139-027
                                  Calabasas, CA 91372-0800

                                  VIRG & CO                                                15.00%
                                  ATTN:  MF DEPT. A88-4
                                  P.O. Box 9800
                                  Minneapolis, MN  55485-1450

                                  EMSEG & CO                                               12.11%
                                  Limited Term Gov't Income FDI
                                  c/o Mutual Fund Processing
                                  P.O. Box 1450 NW 8477
                                  Minneapolis, MN  55485-1450

                                                                                           Percentage
        Fund                              Name and Address                                  of Class
        ----                              ----------------                                 ----------
                                  DIM & CO                                                 10.75%
                                  ATTN:  MF DEPT. A-88-4
                                  P.O. Box 9800
                                  Calabasas, CA  91372-0800

     STABLE INCOME                NORWEST INVESTMENT SERVICES INC                          22.44%
       Class A                    FBO 021453811
                                  Northstar Building East - 9th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                          10.18%
                                  FBO 021219031
                                  Northstar Building East - 8th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                           8.98%
                                  FBO 705734561
                                  Northstar Building East - 9th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                           5.08%
                                  FBO 021263991
                                  Northstar Building East - 8th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

       Class B                    NORWEST INVESTMENT SERVICES INC                           9.86%
                                  FBO 731186551
                                  Northstar Building East - 9th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                           7.56%
                                  FBO 102953761
                                  Northstar Building East - 8th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                           7.43%
                                  FBO 708238851
                                  Northstar Building East - 9th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

                                  NORWEST INVESTMENT SERVICES INC                           5.13%
                                  FBO 101114091
                                  Northstar Building East - 9th Floor
                                  608 Second Avenue South
                                  Minneapolis, MN  55402-1916

       Institutional Class        EMSEG & CO                                               70.37%
                                  STABLE INCOME FUND I
                                  c/o Mutual Fund Processing
                                  P.O. Box 1450 NEW 8477
                                  Minneapolis, MN  55485-1450

                                  EMSEG & CO                                                9.34%
                                  STABLE INCOME FUND I
                                  c/o Mutual Fund Processing
                                  P.O. Box 1450 NEW 8477
                                  Minneapolis, MN  55485-1450

                                                                                           Percentage
        Fund                              Name and Address                                  of Class
        ----                              ----------------                                 ----------

     VARIABLE RATE
     GOVERNMENT
       Class A                    APCO EMPLOYEES CREDIT UNION                              18.11%
                                  1608 7th Avenue North
                                  Birmingham, AL  35203-1987

                                  MLPF&S FOR THE SOLE BENEFIT                               8.88%
                                  OF ITS CUSTOMERS
                                  ATTN:  Mutual Fund Administration
                                  4800 Deer Lake Drive East - 3rd Floor
                                  Jacksonville, FL  32246-6484

                                  CITIZENS EQUITY                                           8.35%
                                  P.O. Box 1715
                                  ATTN:  Pete Jain, VP
                                  Peoria, IL  61656-1715

                                  MID-ATLANTIC FCU                                          7.12%
                                  P.O. Box 8990
                                  Gaithersburg, MD  20898-8990

                                  VISIONS FEDERAL CREDIT UNION                              6.33%
                                  24 McKinley Avenue
                                  Endicott, NY  13760-5415

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the years ended June 30, 1999 and May 31, 1999, respectively, are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST

                        Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                          Dated November 8, 1999

                     As Supplemented on December 17, 1999

                 WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO
              WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO
             WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO




     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three funds in the Wells Fargo Funds Trust family of funds (each a "Fund" and collectively the "Funds") -- the Wells Fargo WealthBuilder Growth Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, and
Wells Fargo WealthBuilder Growth and Income Portfolio. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer a single class of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Historical Fund Information......................................     1
Investment Policies..............................................     2
Additional Permitted Investment Activities and Associated Risks..     4
Management.......................................................    20
Performance Calculations.........................................    26
Determination of Net Asset Value.................................    30
Additional Purchase and Redemption Information...................    30
Portfolio Transactions...........................................    31
Fund Expenses....................................................    32
Federal Income Taxes.............................................    32
Capital Stock....................................................    37
Other............................................................    39
Counsel..........................................................    39
Independent Auditors.............................................    39
Financial Information............................................    39
Appendix.........................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

                 Wells Fargo Funds                                       Predecessor Funds
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Wells Fargo WealthBuilder Growth Portfolio             Norwest WealthBuilder II Growth Portfolio
--------------------------------------------------------------------------------------------------------------
Wells Fargo WealthBuilder Growth Balanced              Norwest WealthBuilder II Growth Balanced Portfolio
   Portfolio
--------------------------------------------------------------------------------------------------------------
Wells Fargo WealthBuilder Growth and Income            Norwest WealthBuilder II Growth and Income Portfolio
  Portfolio
---------------------------------------------------------------------------------------------------------------

     The Wells Fargo WealthBuilder Growth Portfolio ("Growth Portfolio") will commence operations on November 8, 1999, as successor to the WealthBuilder II Growth Portfolio of Norwest. The Norwest WealthBuilder II Growth Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Portfolio.

     The Wells Fargo WealthBuilder Growth Balanced Portfolio ("Growth Balanced Portfolio") will commence operations on November 8, 1999, as successor to the WealthBuilder II Growth Balanced Portfolio of Norwest. The Norwest WealthBuilder II Growth Balanced Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Balanced Portfolio.

     The Wells Fargo WealthBuilder Growth and Income Portfolio ("Growth and Income Portfolio") will commence operations on November 8, 1999, as successor to the WealthBuilder II Growth and Income Portfolio of Norwest. The Norwest WealthBuilder II Growth and Income Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth and Income Portfolio.

                              INVESTMENT POLICIES


     Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated and non-affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Underlying Funds.

     Information concerning each Fund's investment objective is set forth in the Prospectus for the Funds. There can be no assurance that the Funds will achieve their objectives. The principal features of the Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Prospectus. However, since certain Underlying Funds are not advised by the Advisor and are not affiliated with the Funds, there can be no assurance that the Underlying Funds will follow their stated policies.

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in: (i) U.S. Government securities; (ii) repurchase agreements; or (iii) securities of other investment companies;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Each Fund seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associate risks of the Funds, it applies equally to the Underlying Funds, which may invest in one or more of the following types of investments. Thus, as used herein, the term "Funds" shall refer equally to both the Funds of the Trust as well as the Underlying Funds in each Fund's portfolio. However, since certain Underlying Funds are non-affiliated with the Advisor or the Funds, there can be no assurance that the Underlying Funds will continue to invest in these permitted investment activities.

     Although each Fund intends to invest substantially all of its assets in the Underlying Funds, each Fund reserves the right to invest assets not so invested in other instruments as outlined in the Prospectus.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARS") and credit card receivables ("CARDS"). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     The Funds may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral). See also "High Yield/Junk Bonds."

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments. See also "Nationally Recognized Ratings Organization."

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the Advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     See also "Futures Contracts and Options."

     Dollar Roll Transactions
     ------------------------

     A Fund may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering to dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transaction involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options
     -----------------------------

     A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

     Certain futures strategies employed by a Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission.

     A Fund's use of options and futures contracts subjects a Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions;
(5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

     Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

     Guaranteed Investment Contracts
     -------------------------------

     The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Advisor has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

     The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     High Yield/Junk Bonds
     ---------------------

     The Funds may invest in high yield bonds, also known as "junk bonds." Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Advisor.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Advisor may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Advisor may be forced to sell a Fund's higher rated securities, resulting in a decline in the overall credit quality of a Fund's investment portfolio and increasing the exposure of a Fund to the risks of high yield/high risk securities.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.




     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Funds. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by

GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if a Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Funds cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Funds and the liquidity and value of a Fund's portfolio. In such an event, a Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes. The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

     Other Investment Companies
     --------------------------

     The principal investment strategy of each Fund is to invest in shares of other open-end management investment companies, up to the limits prescribed in
Section 12(d) of the 1940 Act and pursuant to the portfolio allocation percentages discussed in the Prospectus. Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds. Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Underlying Funds. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment advisor, under guidelines approved by Board of Trustees of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements may be viewed as a form of borrowing by a Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of a Fund's net asset value per share.

     Short Sales
     -----------

     The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and to make short sales of securities which they do not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When a Fund makes a short sale, the proceeds it receives are retained by the broker until that Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever the price may be.




     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements.

     Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Swap Agreements
     ---------------

     To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds a agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds may invest in warrants. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during the specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of a speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceed the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, divisions of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     See the "Appendix" regarding the ratings systems of Moody's and S&P.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Portfolios." The principal occupations during the past five years of the Trustees and principal executive Officer[s] of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                         Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
---------------------                       --------                     --------------------
*Robert C. Brown, 65                        Trustee,                     Director, Federal Farm Credit Banks Funding
1431 Landings Place                         Secretary and                Corporation and Farm Credit System Financial
Sarasota, FL 34231                          Treasurer                    Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                     Trustee                      Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

                                                                         Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
---------------------                       --------                     --------------------
Jack S. Euphrat, 77                         Trustee                      Private Investor.
415 Walsh Road
Atherton, CA 94027

Thomas S. Goho, 56                          Trustee                      Business Associate Professor, Wake Forest
321 Beechcliff Court                                                     University, Calloway School of Business and
Winston-Salem, NC 27104                                                  Accountancy since 1994; previously Associate
                                                                         Professor of Finance.

Peter G. Gordon, 56                         Trustee                      Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                                 Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                           Roxane Water Company since 1977.
San Francisco, CA 94133

*W. Rodney Hughes, 72                       Trustee and                  Private Investor.
31 Dellwood Court                           President
San Rafael, CA 94901

Richard M. Leach, 63                        Trustee                      President of Richard M. Leach Associates (a
P.O. Box 1888                                                            financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee                      Private Investor/Real Estate Developer;
Four Beaufain Street                                                     Chairman of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 45                        Trustee                      Senior Counselor to the public relations firm
500 North State Street                                                   of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                         Fellow at the Humphrey Institute, Minneapolis,
                                                                         Minnesota (a public policy organization) since
                                                                         January 1995.

Donald C. Willeke, 58                       Trustee                      Principal of the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN 55403

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As the Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                            Annual Rate
Fund                                               (as percentage of net assets)
----                                                ---------------------------
Growth Portfolio                                                0.35%
Growth Balanced Portfolio                                       0.35%
Growth and Income Portfolio                                     0.35%


     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to the advisor by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     NIM served as advisor to the predecessor Norwest Funds. As compensation for its services, NIM was entitled to receive investment advisory and allocation fees from each Fund at an annual rate of 0.35% of the Funds average daily net assets.

     For the periods indicated below, the predecessor Funds paid to NIM the following advisory fees and NIM waived the indicated amounts:

                                             Year Ended                       Year Ended
                                              5/31/99                           5/31/98
                                              -------                           -------
                                       Fees             Fees             Fees             Fees
   Fund                                Paid            Waived            Paid            Waived
   ----                                ----            ------            ----            -------
Growth Portfolio                      $31,672          $31,609           $5,939          $5,939
Growth Balanced Portfolio             $57,033          $48,437           $9,786          $9,786
Growth and Income Portfolio           $36,303          $32,146           $7,907          $7,907


     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     The Funds are unique from the other funds of the Trust in that, as a "fund of funds" which invests all of their assets in the Underlying Funds, the Funds do not have an investment sub-advisor.


     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the predecessor portfolios paid the following dollar amounts as administration fees:

                                                     Year Ended                       Year Ended
                                                       5/31/99                          5/31/98
                                                       -------                          -------
                                               Fees             Fees             Fees             Fees
   Fund                                        Paid            Waived            Paid            Waived
   -----                                       ----            ------            ----            ------
Growth Portfolio                              $4,525           $4,523           $1,697          $1,697
Growth Balanced Portfolio                     $8,148           $1,043           $2,796          $2,796
Growth and Income Portfolio                   $5,186           $4,792           $2,259          $2,259


     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, each Fund pays Stephens up to 0.75% of the average daily net assets of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Funds is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The predecessor Funds had retained Forum as distributor for each Fund pursuant to a distribution plan. The distribution plan authorized monthly payments at an annual rate of up to 0.75% of the Fund's average daily net assets.

     For the year ended May 31, 1999, Forum received the following fees for distribution-related services, as set forth below, under each Fund's plan:

   Fund                                                          Total
   ---                                                           -----
   Growth Portfolio                                             $ 67,869
   Growth Balanced Portfolio                                    $122,213
   Growth and Income Portfolio                                  $ 77,793

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 up to $5,833 for Funds with significant holdings of asset-backed securities. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Fund of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last two fiscal years reflects the amounts paid by the predecessor Norwest fund family.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Funds and the amounts retained by Forum are as follows:

                              Year Ended                            Year Ended
                                5/31/99                              5/31/98
                              ----------                            ----------

                                 Paid         Retained      Paid      Retained
                                 ----         --------      ----      --------

Growth Portfolio              $  74,000          $ 0      $  55,000     $ 0

Growth Balanced
 Portfolio                    $ 232,000          $ 0      $ 116,000     $ 0

Growth and Income
 Portfolio                    $  52,000          $ 0      $  94,000     $ 0

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                                       Average Annual Total Return for the Period Ended May 31, 1999
                                       -------------------------------------------------------------
     Fund                           Inception              One Year         Five Years           Ten Years
     ----                           ---------              --------         ----------           ----------
Growth Portfolio                       8.63%                19.62%             N/A                 N/A
Growth Balanced Portfolio             11.83%                28.15%             N/A                 N/A
Growth and Income Portfolio            9.03%                25.96%             N/A                 N/A

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.


                                Cumulative Total Return for the Period Ended May 31, 1999
                                ---------------------------------------------------------
     Fund                            Inception      Three Year       Five Years
     ----                            ---------      ----------       ----------
Growth Portfolio                       17.97%          N/A              N/A
Growth Balanced Portfolio              25.02%          N/A              N/A
Growth and Income Portfolio            18.84%          N/A              N/A

     The yields for each share will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.

     From time to time and only to the extent the comparison is appropriate for a Fund, the Trust may quote the performance or price-earning ratio of a Fund in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury

Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each Fund at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute (the "ICI") may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard & Poors Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc., a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in
                                              ----------------------
its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)), on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The

Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.


                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; and pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Capital Gain Distributions. Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.



     Foreign Shareholders. Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S.

income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders. Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters. Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are three of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered by the Trust.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of October 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 25, 1999
                      -----------------------------------

                                                                                Percentage
               Fund                     Name and Address                         of Class
               ----                     ----------------                         --------
GROWTH PORTFOLIO                    Norwest Investment Services Inc.               8.13%
                                    FBO 013879761
                                    Northstar Building East-9th Floor
                                    608 Second Avenue South
                                    Minneapolis, MN  55402-1916

GROWTH BALANCED PORTFOLIO                      N/A                                  N/A

GROWTH AND INCOME PORTFOLIO         Norwest Investment Services Inc.               8.57%
                                    FBO 011836151
                                    Northstar Building East-8th Floor
                                    608 Second Avenue South
                                    Minneapolis, MN  55402-1916

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).



                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                            FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Norwest portfolios for the year ended May 31, 1999 are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 8, 1999

                     As Supplemented on December 17, 1999

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                    CALIFORNIA TAX-FREE MONEY MARKET TRUST
                       CASH INVESTMENT MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                          MINNESOTA MONEY MARKET FUND
                               MONEY MARKET FUND
                              MONEY MARKET TRUST
               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                      NATIONAL TAX-FREE MONEY MARKET FUND
                     NATIONAL TAX-FREE MONEY MARKET TRUST
                          OVERLAND EXPRESS SWEEP FUND
                      PRIME INVESTMENT MONEY MARKET FUND
                 TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                        100% TREASURY MONEY MARKET FUND

            Class A, Class B, Service Class and Institutional Class

       Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about fifteen Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury plus Institutional Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market, Government Money Market, 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund offers only Service Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund offer a single unnamed class of shares. This SAI relates to all such classes of shares.

       This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                     Page
                                                                     ----
Historical Fund Information........................................     1
Investment Policies................................................     4
Additional Permitted Investment Activities and Associated Risks....     6
Special Considerations Affecting California Municipal Obligations..    13
Special Considerations Affecting Minnesota Municipal Obligations...    16
Management.........................................................    18
Performance Calculations...........................................    33
Determination of Net Asset Value...................................    42
Additional Purchase and Redemption Information.....................    44
Portfolio Transactions.............................................    45
Fund Expenses......................................................    46
Federal Income Taxes...............................................    46
Capital Stock......................................................    54
Other..............................................................    62
Counsel............................................................    62
Independent Auditors...............................................    62
Financial Information..............................................    62
Appendix...........................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

------------------------------------------------------------------------------------------------------------
                 Wells Fargo Funds                                      Predecessor Funds
------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                Stagecoach California Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust               Stagecoach California Tax-Free Money Market Trust
------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund                    Norwest Cash Investment Fund
------------------------------------------------------------------------------------------------------------
Government Money Market Fund                         Norwest U.S. Government Fund
------------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                          N/A
------------------------------------------------------------------------------------------------------------
Money Market Fund                                    Stagecoach Money Market Fund
------------------------------------------------------------------------------------------------------------
Money Market Trust                                   Stagecoach Money Market Trust
------------------------------------------------------------------------------------------------------------
National Tax-Free Institutional Money Market Fund    Norwest Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                  Norwest Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                 Stagecoach National Tax-Free Money Market Trust
------------------------------------------------------------------------------------------------------------
Overland Express Sweep Fund                          Stagecoach Overland Express Sweep Fund
------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund                   Norwest Ready Cash Investment Fund (Public
                                                     Entities Shares)
------------------------------------------------------------------------------------------------------------
Treasury Plus Institutional Money Market Fund        Stagecoach Treasury Plus Money Market Fund
------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund                      Stagecoach Treasury Plus Money Market Fund
------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund                      Norwest Treasury Fund
------------------------------------------------------------------------------------------------------------

     The California Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on July 1, 1992.

     The California Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The Cash Investment Money Market Fund commenced operations on November 8, 1999, as successor to the Prime Money Market Fund of Stagecoach and the Cash Investment Fund of Norwest.

The predecessor Stagecoach Prime Money Market Fund commenced operations on April 30, 1981 and the predecessor Norwest Cash Investment Fund commenced operations on October 14, 1987. For accounting purposes, the Norwest Cash Investment predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Cash Investment Fund.

     The Government Money Market Fund commenced operations on November 8, 1999, as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Stagecoach Government Money Market Fund commenced operations on April 26, 1988 and the predecessor Norwest U.S. Government Fund commenced operations on November 16, 1987. For accounting purposes, the Norwest U.S. Government predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest U.S. Government Fund.

     The Minnesota Money Market Fund commenced operations on November 8, 1999 as a new portfolio. It has no predecessor fund and thus no prior history.

     The Money Market Fund commenced operations on November 8, 1999, as successor to the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Prime Money Market Fund commenced operations on April 30, 1981, the predecessor Stagecoach Money Market Fund commenced operations on July 1, 1992 and the predecessor Norwest Ready Cash Investment Fund commenced operations on September 2, 1998. For accounting purposes, the Stagecoach Money Market portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Money Market Fund.

     The Money Market Trust commenced operations on November 8, 1999, as successor to an investment portfolio of Pacifica Funds Trust ("Pacifica"), an open-end management investment company. Pacifica was organized on July 17, 1984 under the name "Fund Source." Pacifica changed its name to "Pacifica Funds Trust" on February 9, 1993. The Fund originally commenced operations on September 17, 1990 as a separate investment portfolio of Westcore Trust called the "Prime Money Market Fund." On October 1, 1995, the Fund was organized as a portfolio of Pacifica. On September 6, 1996, the predecessor portfolio became the Stagecoach Money Market Trust of Stagecoach.

     The National Tax-Free Institutional Money Market Fund commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Fund of Stagecoach and the Municipal Money Market Fund of Norwest. The predecessor Stagecoach National Tax-Free Money Market Fund commenced operations on April 2, 1996 and the predecessor Norwest Municipal Money Market Fund commenced operations on August 3, 1993. For accounting purposes, the Norwest Municipal Money Market predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Fund of Stagecoach and the Municipal Money Market Fund of Norwest. The predecessor Stagecoach National Tax-Free Money Market Fund commenced operations on April 2, 1996 and the predecessor Norwest Municipal Money Market Fund commenced operations on January 7, 1988. For accounting purposes, the Norwest Municipal Money Market predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on April 2, 1996.

     The Overland Express Sweep Fund commenced operations on November 8, 1999, as successor to an investment portfolio originally organized on October 1, 1991, as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. On July 23, 1997, the Overland portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The Prime Investment Money Market Fund commenced operations on November 8, 1999, as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The Treasury Plus Institutional Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Plus Money Market Fund of Stagecoach and the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund commenced operations on October 1, 1985 and the predecessor Norwest Treasury Plus Fund commenced operations on July 6, 1998. For accounting purposes, the Stagecoach Treasury Plus Money Market predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Treasury Plus Fund Money Market Fund.

     The Treasury Plus Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Plus Money Market Fund of Stagecoach. The Fund originally commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the predecessor Stagecoach Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998.

     The 100% Treasury Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Fund of Norwest. The predecessor NORWEST Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest such bonds or notes is the ultimate responsibility of non-government issuers), or (iv) investments in repurchase agreements; provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC") or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that the restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.



     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Obligations
     -------------------

     The Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.
     Letters of Credit
     -----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Money Market Instruments
     ------------------------

     The Funds may invest in money market instruments. Money market instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) (U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Ratings Group ("S&P"), or, if unrated, by comparable qualify as determined by Wells Fargo Bank; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment; (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

     Municipal Bonds
     ---------------

     The Fund may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes.  Municipal notes include, but are not limited to, tax
     ---------------
anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs.  An uncertainty in a municipal issuer's capacity to raise taxes as a
     ----
result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs.  The ability of a municipal issuer to meet its obligations on its
     ----
BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs.  A decline in the receipt of certain revenues, such as anticipated
     ----
revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in
                        - -
response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of
            - -
outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


     Unrated and Downgraded Investments
     ----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

       However, since the start of 1994, California's economy has been recovering steadily. Unemployment has come down from its 10% recession peak to under 5.8% for 1998. Because of the improving economy and California's fiscal austerity, the state has forecast an overall balanced budget by June 30, 2000. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the projected level of the SFEU as of June 30, 1999 was $1.255 billion.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-1999 Budget Act provides authority for expenditures of $57.3 billion from the General Fund, $14.7 billion from Special Funds, and $3.4 billion from bond funds.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

       In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually.
Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately 500 million in the 1998-1999 Fiscal Year and about $1 billion annually thereafter.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities. Recently, however, the economic picture has brightened considerably, as both the nation and California appear to have avoided a major slowdown emanating from the crisis in Asia and Latin America. Based on continued growth in real gross domestic product, increased retail sales based upon strong consumer confidence and other factors.
Employment data revisions in California revealed that instead of slowing in late 1998 and early 1999, as assumed, wage and salary jobs in the state continued to expand at a healthy pace. This trend is expected to continue through 1999.

                            SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this Statement of Additional Information. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact which would render such information inaccurate.

     Constitutional State Revenue Limitations.  Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds. There are no constitutional
     ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Minnesota's Economy.  Diversity and a significant natural resource base
     -------------------
are two important characteristics of Minnesota's economy. When viewed in 1996 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2.5 percentage points of national employment share.

     In 1996, Minnesota's per capita gross state product (GSP) of $30,395 was more than 5 percent higher than the U.S.'s per capita gross domestic product
(GDP) of $28,766. In addition, between 1988 and 1996, Minnesota's GSP increased by 26.5 percent compared to an 18.3 percent increase of U.S. GDP.

     Minnesota's employment in the finance, insurance and real estate (FIRE) sector grew at a rate of 20.1 percent, increasing from 117,738 employees in 1988 to 141,413 in 1996. This rate of increase was nearly seven times that of the nation's FIRE sector. Employment in Minnesota's business services industry grew by more than 68 percent between 1988 and 1996. This increase was driven in part by the outstanding growth in the computer programming, data processing, and other computer related services industry, which grew by more than 120 percent during the same period.

     Minnesota has one of the fastest growing populations in the Midwest. Migration from other states, a low death rate, a moderate birth rate and increasing minority populations have all contributed to Minnesota's population increase. The eight fastest growing counties in Minnesota between 1990 and 1996 are counties on the suburban fringe of the Minneapolis-St. Paul metropolitan area. More than 71 percent of Minnesota's population lives in the state's ten largest metropolitan statistical areas and cities.

     Minnesota's real per capita personal income grew by 3.6 percent between 1995 and 1996 - more than double the rate of the national average. Minnesota had the highest per capita personal income among the Plains states and the second highest among all Midwest states in 1996. Nationally, Minnesota ranked 11th in per capita personal income in 1996, up from 19th place in 1995 and 17th place in 1990.

     For 1998, Minnesota's annual average unemployment rate, at 2.5 percent, is the lowest in the nation. The national annual average unemployment rate in 1998 was 4.5 percent. Minnesota's labor force participation rate, at 74.5 percent, was the second highest in the nation in 1997. The national labor force participation rate was 67.1 percent in 1997.

     Minnesota had the 12/th/ lowest poverty rate nationally, at 9.7 percent in 1996/97. The national poverty rate was 13.5 percent in 1996/97. Minnesota had the seventh highest median income for a four-person family, at $60,577 in 1997. The national median income for a four-person family was $53,350 in 1997. Minnesota had the 11th highest per capita personal income, at $27,510 in 1998. The national per capita personal income was $26,412 in 1998.

     The State of Minnesota has recently enjoyed a budget surplus. The 1999 Legislature allocated $28.3 billion in general fund resources for the three year period of fiscal years 1999, 2000 and 2001. Of the $28.3 billion, $2.9 billion resulted from revenue surpluses available in FY 1999 and $25 billion is from resources projected to be available in FY 2000 and 2001. An additional $400 million was made available by converting $400 million of capital projects funded with general fund appropriations to projects funded with the sale of general obligation bonds.

     For 1999, the Legislature enacted a sales tax rebate of $1.25 billion which was funded out of FY 1999 resources. Tobacco settlement funds received in FY 1999 of $460.8 million were transferred to the tobacco settlement fund in FY 1999. Supplemental appropriations of about $77 million were also made in FY 1999. Allocations in FY 2000-01 include state tax reductions of $1.4 billion, another $507 million to the tobacco settlement fund and $23.44 billion for programs. The general fund is the largest single portion of the state budget. Appropriations from other funds will bring all appropriations in the state budget for FY 2000-01 to approximately $37 billion. Other funds are usually dedicated for specific purposes such as health care access and highways and bridges.


     The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


Principal Occupations
Name, Age and Address            Position        During Past 5 Years
---------------------            --------        -----------------------------------------------
*Robert C. Brown, 65             Trustee,        Director, Federal Farm Credit Banks Funding
1431 Landings Place              Secretary and   Corporation and Farm Credit System
Sarasota, FL 34231               Treasurer       Financial  Assistance Corporation since
                                                 February 1993.

Donald H. Burkhardt, 70          Trustee         Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77              Trustee         Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56               Trustee         Business Associate Professor, Wake Forest
321 Beechcliff Court                             University, Calloway School of Business and
Winston-Salem, NC  27104                         Accountancy since 1994; previously Associate
                                                 Professor of Finance.


                                                 Principal Occupations
Name, Age and Address            Position        During Past 5 Years
---------------------            --------        -------------------
Peter G. Gordon, 56              Trustee         Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                         Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                   Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72            Trustee and     Private Investor.
31 Dellwood Court                President
San Rafael, CA  94901

Richard M. Leach, 63             Trustee         President of Richard M. Leach Associates (a
P.O. Box 1888                                    financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54             Trustee         Private Investor/Real Estate Developer;
Four Beaufain Street                             Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45             Trustee         Senior Counselor to the public relations firm
500 North State Street                           of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                 Fellow at the Humphrey Institute, Minneapolis,
                                                 Minnesota (a public policy organization) since
                                                 January 1995.

Donald C. Willeke, 58            Trustee         Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                        Annual Rate
            Fund                                 (as percentage of net assets)
            ----                                  ----------------------------
California Tax-Free Money Market                             0.30%
California Tax-Free Money Market Trust                       0.20%
Cash Investment Money Market                                 0.10%
Government Money Market                                      0.35%
Minnesota Money Market                                       0.30%
Money Market                                                 0.40%
Money Market Trust                                           0.20%
National Tax-Free Institutional Money Market                 0.10%
National Tax-Free Money Market Trust                         0.20%
National Tax-Free Money Market                               0.25%
Overland Express Sweep                                       0.45%
Prime Investment Money Market                                0.10%
Treasury Plus Institutional Money Market                     0.10%
Treasury Plus Money Market                                   0.35%
100% Treasury Money Market                                   0.35%

     As discussed in the "Historical Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     For the periods indicated below, the following Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                       Year-Ended                Year-Ended                    Year-Ended
                                         3/31/99                   3/31/98                       3/31/97
                                        --------                 -----------                   -----------
     Fund                       Fees Paid    Fees Waived  Fees Paid     Fees Waived      Fees Paid     Fees Waived
     ----                       ---------    -----------  -----------   ------------     -----------   -----------
California Tax-Free Money
   Market                       $ 2,582,252  $ 8,080,829  $ 1,558,667     $ 6,538,104     $ 1,503,717   $ 1,687,408
California Tax-Free Money
   Market Trust                 $   222,601  $ 2,587,650  $   177,771/1/  $ 1,584,831/1/      N/A           N/A
Money Market                    $19,972,073  $15,848,357  $13,524,289     $11,407,557     $ 8,856,102   $   979,244
Money Market Trust              $   209,758  $ 1,105,896  $   338,449     $ 1,356,100         N/A           N/A
National Tax-Free Money
   Market Trust                 $    91,087  $   474,374  $  113,030/2/   $   103,939/2/      N/A           N/A
Overland Express Sweep/3/       $11,667,208  $   934,459  $ 2,679,378     $   104,602     $ 3,310,083   $         0
Treasury Plus Institutional
   Money Market                 $ 1,243,305  $ 1,468,464  $   708,927     $ 1,647,461     $1,518,347/4/ $   751,971/4/
Treasury Plus Money
   Market                       $ 1,297,540  $ 1,995,453  $   507,237     $ 1,721,124     $1,518,347/4/ $   751,971/4/

_______________________
/1/  For the period begun May 5, 1997 and ended March 31, 1998.
/2/  For the period begun November 10, 1997 and ended March 31, 1998.
/3/ Amounts shown for the fiscal year ended March 31, 1998 include combined figures for the three-month period ended March 31, 1998 and the fiscal year ended December 12, 1997. The Overland Express Sweep Fund predecessor portfolio paid $5,540,534 in advisory fees, without waiver, for the 1997 fiscal year. Amounts shown for the six-month period ended March 31, 1997 represent figures from the fiscal year ended December 31, 1996 for the Overland Express Funds predecessor portfolio.

/4/  For the six-month period ended 3/31/97.

     California Tax-Free Money Market Fund and Money Market Fund.  For the
     -----------------------------------------------------------
period indicated below, the predecessor Stagecoach Money Market and California Tax-Free Money Market Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                              Nine-Month
                                             Period Ended
                                                9/30/96
                                                -------
                                        Fees               Fees
                 Fund                   Paid              Waived
                 ------                 ----              ------

       California Tax-Free
           Money Market             $ 4,867,523              $0

          Money Market              $12,729,506              $0


     Treasury Plus Institutional Money Market and Treasury Plus Money Market
     -----------------------------------------------------------------------
Funds.  On January 12, 1995, San Diego Financial Corporation merged into First
-----
Interstate Investment Services, Inc., a direct wholly-owned subsidiary of First Interstate Bank of California, which has since changed its name to First Interstate Capital Management, Inc.

     The Pacifica Treasury Money Market Fund was reorganized as the Stagecoach Treasury Plus Money Market Fund on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as Advisor to the Pacifica Treasury Money Market Fund. As of September 6, 1996, Wells Fargo Bank became the Advisor to the Stagecoach Treasury Plus Money Market Fund, which is the predecessor portfolio to the Treasury Plus Institutional Money Market Fund and Treasury Plus Money Market Fund.

     For the period begun April 1, 1996 and ended September 5, 1996, the predecessor portfolio paid to WFIM, and for the period begun September 6, 1996, and ended September 30, 1996, the Fund paid to Wells Fargo Bank, the advisory fees indicated below and the indicated amounts were waived:


                                                     Year Ended
                                                      9/30/96
                                                      -------

                   Fund                        Fees Paid          Fees Waived
                   ----                        ---------          -----------
          Treasury Plus Money Market          $2,442,922          $2,073,426


     Money Market Trust.  Prior to the Reorganization, Wells Fargo Investment
     ------------------
Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as adviser to the Predecessor Portfolios of Pacifica. On September 6, 1996, Wells Fargo Bank became the adviser to the Fund. For the periods indicated below, the Fund paid to FICM, WFIM and Wells Fargo Bank, the advisory fees indicated below and the indicated amount was waived:


         Six Months Ended 3/31/97                  Year Ended 9/30/96/1/
         ------------------------                  -------------------
       Fees Paid      Fees Waived            Fees Paid         Fees Waived
       ---------      -----------            ---------         -----------

          $0          $1,044,401             $151,546          $2,021,955

______________


/1/ For the period begun October 1, 1995 and ended March 31, 1996 the
    Predecessor Portfolio paid advisory fees to FICM, for the period begun April 1, 1996 and ended September 5, 1996 the Predecessor Portfolio paid advisory fees to WFIM, and for the period begun September 6, 1996 and ended September 30, 1996 the Fund paid advisory fees to Wells Fargo Bank, and each such investment adviser waived varying amounts of such fees. The advisory fees did not change from investment adviser to investment adviser during the year ended September 30, 1996, and were as follows: computed daily and paid monthly, at an annual rate of 0.30% of the first $500 million of the average daily net assets of the Fund, 0.25% of the next $500 million of the Fund's average daily net assets, and 0.20% of the Fund's average daily net assets in excess of $1 billion.

     For the periods indicated below, the following Funds paid to NIM the following advisory fees and NIM waived the indicated amounts:


                                      Year-Ended                 Year-Ended                 Year-Ended
                                        5/31/99                    5/31/98                    5/31/97
                                        -------                    -------                    -------
          Fund                  Fees Paid   Fees Waived    Fees Paid   Fees Waived     Fees Paid   Fees Waived
          ----                  ----------  -----------    ----------  -----------     ----------  -----------
Cash Investment Money
   Market Fund                  $        0        $0       $8,604,888     $640,532     $2,805,919     $      0
Government Money Market
   Fund                         $3,827,097        $0       $3,114,327     $      0     $2,538,240     $      0
National Tax-Free
   Institutional Money
   Market Fund                  $3,911,866        $0       $2,961,387     $165,379     $2,394,475     $369,405
National Tax-Free Money
   Market Fund                  $3,911,866        $0       $2,961,387     $165,379     $2,394,475     $369,405
Prime Investment Money
   Market Fund                  $        0        $0       $3,344,445     $      0     $6,216,897     $ 50,148
100% Treasury Money
   Market Fund                  $2,328,016        $0       $1,836,567     $      0     $1,548,275     $      0

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.


     Investment Sub-Advisor.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as investment sub-advisor to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.


     As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and National Money Market Trust, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of the Fund's average daily net assets and 0.04% of net assets over $1 billion. These fees may be paid by Wells Fargo Bank or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. WCM will not receive compensation for providing sub-advisory services to the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the Administrator(s) by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS
                            -----------------------

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received a monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator. Except as described below, prior to February
1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Wells Fargo Bank.

     For the periods indicated below, the following Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                                      Year-Ended                                Year-Ended
                                                       3/31/99                                     3/31/98
                                                      ---------                                 -----------
                                                        Wells                                      Wells
Former Stagecoach Fund                    Total         Fargo        Stephens       Total          Fargo          Stephens
----------------------                    ------       -----         --------       -----          -----          ----------
California Tax-Free Money
   Market                              $1,493,733    $  851,428    $  642,305    $1,500,092     $  673,412     $  331,680
California Tax-Free Money
   Market Trust                        $  394,691    $  224,974    $  169,717    $   91,088/*/  $   61,029/*/  $   30,059
Minnesota Money Market                    N/A           N/A           N/A           N/A            N/A            N/A
Money Market                           $6,146,075    $3,503,263    $2,642,812    $3,861,514     $2,587,214     $1,274,300
Money Market Trust                     $  368,383    $  209,978    $  158,405    $  157,263     $  105,366     $   51,897
National Tax-Free Money
   Market Trust                        $  158,507    $   90,349    $   68,158    $  52,520/2/   $  35,188/2/   $   17,332/2/
 Overland Express Sweep                 $1,960,259    $1,117,348    $  842,911       N/A            N/A            N/A
Treasury Plus Institutional Money
   Market                              $1,535,588    $  875,285    $  660,303    $1,133,896     $  759,710     $  374,186
Treasury Plus Money Market             $1,535,588    $  875,285    $  660,303    $1,133,896     $  759,710     $  374,186

________________________
       For the period begun May 5, 1997 and ended March 31, 1998.
/2/    For the period begun November 10, 1997 and ended March 31, 1998.



                                             Six-Month
                                            Period Ended
                                               3/31/97
                                            -------------
                                                  Wells
Former Stagecoach Fund             Total          Fargo          Stephens
----------------------             -----          -----          --------

California Tax-Free Money
   Market                           $253,836      $ 50,767       $203,069
California Tax-Free Money
   Market Trust                       N/A           N/A             N/A
Minnesota Money Market                N/A           N/A             N/A
Money Market                        $980,282      $196,056       $784,226
Money Market Trust                  $217,710      $ 43,542       $174,168
National Tax-Free Money
   Market Trust                       N/A           N/A             N/A
Overland Express Sweep                N/A           N/A             N/A
Treasury Plus Money Market          $483,198      $ 96,640       $386,558



     California Tax-Free Money Market and Money Market Funds.  For the nine-
     -------------------------------------------------------
month period ended September 30, 1996, the predecessor Stagecoach California Tax-Free Money Market and Money Market Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during this period, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets.

                                               Nine-Month
                                               Period Ended
                                                 9/30/96
                Fund                             -------
                ----
California Tax-Free Money Market               $245,966
Money Market                                   $872,577


     Overland Express Sweep Fund.  Prior to the Consolidation, Wells Fargo Bank
     ---------------------------
and Stephens served as Administrator and Co-Administrator, respectively, to the Overland predecessor portfolio under substantially similar terms as those described above.

     For the periods indicated below, the Overland Express Sweep Fund paid to Wells Fargo Bank and Stephens the dollar amounts in administration and co-administration fees indicated below.


               Three-Month
               Period Ended                            Year Ended
                 3/31/98                               12/31/97*

    Total       Wells Fargo     Stephens     Total     Wells Fargo     Stephens
    -----       -----------     --------     -----     -----------     --------
   $409,092       $274,092      $135,000   $1,211,007  $  242,201      $968,806


____________________
 * Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

     Prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank. Stephens was entitled to receive for its services a fee, payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets. For the year ended December 31, 1996, the Overland predecessor portfolio paid administration fees in the amount of $317,668.

     Treasury Plus Money Market Funds.  The Treasury Money Market Fund was
     --------------------------------
reorganized as the Stagecoach Treasury Money Market Fund on September 6, 1996. Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolios provided management and administration services necessary for the operation of such Fund, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolios.

     The predecessor portfolio of the Stagecoach Prime Money Market Fund and Treasury Plus Money Market Fund was administered through April 21, 1996 and April 14, 1996, respectively, by the Dreyfus Corporation ("Dreyfus"), at the annual rate of 0.10% of each of the Fund's average daily net assets.

     The table below reflects the net amounts paid, and the amounts waived, for administration services by the Funds to Stephens, as sole Administrator to the Funds, for the period begun

September 6, 1996 and ended September 30, 1996. During this time, Stephens was entitled to receive a fee, payable monthly, at the annual rate of 0.05% of each Fund's average daily net assets. The table also reflects the net administration fees paid to the respective former Administrators of the predecessor portfolios during the period begun October 1, 1995 and ended September 5, 1996. During the fiscal years-ended September 30, 1996, the administration fees paid to the Dreyfus Corporation by the Treasury Plus Money Market Fund are listed below.


                                                    Year-ended
                                                     9/30/96
                                                     -------
                                           Fees                   Fees
           Fund                            Paid                  Waived
           ----                            ----                  ------
Treasury Money Market Fund              $1,745,759                 $0


     National Tax-Free Money Market Fund.  For the period begun April 2, 1996
     -----------------------------------
and ended September 30, 1996, Stephens served as sole Administrator to the Stagecoach National Tax-Free Money Market Fund, and received $731 in administration fees. Stephens was entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets for such services.

     Money Market Trust.  The net administration fee (after waivers) paid to
     ------------------
Furman Selz LLC and Stephens during the year ended September 30, 1996, was $715,853.


                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                      Year-Ended               Year-Ended                Year-Ended
                                       5/31/99                   5/31/98                   5/31/97
                                       -------                   -------                   -------
Former Norwest Fund             Fees Paid   Fees Waived   Fees Paid   Fees Waived   Fees Paid   Fees Waived
-------------------             ---------   -----------   ---------   -----------   ---------   -----------
Cash Investment Money
   Market Fund                  $1,385,002     $986,018   $3,708,842   $2,416,284   $1,352,466   $  127,192

Government Money Market
   Fund                         $  142,795     $      0   $2,134,700   $  281,603   $1,140,934   $   12,114

National Tax-Free
   Institutional Money Market
   Fund                         $  610,743     $514,435   $  896,734   $  635,716   $1,396,600   $1,098,197

National Tax-Free Money
   Market Fund                  $  610,743     $514,435   $  896,734   $  635,716   $1,396,600   $1,098,197

Prime Investment Money
   Market Fund                  $  641,504     $    818   $1,182,178   $      511   $1,070,654   $   14,082

100% Treasury Money
   Market Fund                  $  803,340     $803,340   $1,154,681   $  854,503   $  728,447   $  595,668

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Overland Express Sweep Fund and Money Market Fund have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Classes of shares listed below. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plans and pursuant to the related Distribution Agreement, the indicated Classes of shares of the following Funds will pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class.

               Fund                                        Fee
               ----                                        ---
   Money Market Fund
    Class B                                               0.75%

   Overland Express Sweep Fund
    Single Class                                          0.30%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by the predecessor portfolio that is considered the surviving entity for accounting purposes to its respective Distributor.

     For the year ended September 30, 1999, the following Funds paid Stephens the following fees for distribution-related services:

               Former Stagecoach Fund                     Total
               ----------------------                     -----
               Money Market
                  Class B                              $   578,141

               Overland Express Sweep                  $11,106,399



     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit each Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                  Fund                                            Fee
                  ----                                            ---
               California Tax-Free Money Market Fund
                   Class A                                      0.25%
                   Service Class                                 N/A

               California Tax-Free Money Market Trust            N/A

               Cash Investment Money Market Fund
                   Service Class                                0.25%
                   Institutional Class                           N/A

               Government Money Market Fund
                   Class A                                      0.25%
                   Service Class                                 N/A

               Minnesota Money Market Fund
                   Class A                                      0.25%

               Money Market Fund
                   Class A                                      0.25%
                   Class B                                      0.25%

               Money Market Trust                                N/A

                  Fund                                                  Fee
                  ----                                                  ---
               National Tax-Free Institutional Money Market Fund
                   Service Class
                   Institutional Class                                0.25%
                                                                       N/A
               National Tax-Free Money Market Fund
                   Class A                                            0.25%

               National Tax-Free Money Market Trust                    N/A

               Prime Investment Money Market Fund
                   Service Class                                      0.25%

               Overland Express Sweep Fund                             N/A

               Treasury Plus Institutional Money Market Fund
                   Service Class
                   Institutional Class                                0.25%
                                                                       N/A
               Treasury Plus Money Market Fund
                   Class A                                            0.25%

               100% Treasury Money Market Fund
                   Class A                                            0.25%



     General.  Each Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     Each Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at 6th &
     ---------
Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive 0.02% of the average daily net assets of each Fund.



     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds except for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund for which Wells Fargo Bank serves as Fund Accountant. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo served as Fund Accountant for the predecessor Stagecoach Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Funds, Wells Fargo will continue to serve as Fund Accountant for the Funds mentioned above during a transition period. It is anticipated that the transition period will last until April 1, 2000, by which time Forum Accounting will be serving as Fund Accountant for all of the Funds.


     If the conversion to Forum Accounting does not occur on or before April 1, 2000, Wells Fargo Bank will continue to serve as Fund Accountant until the conversion occurs, but not longer than one year from November 8, 1999, at which time it is anticipated that Forum Accounting will serve as Fund Accountant for the Funds. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.

     For their services as Fund Accountant, Forum Accounting and Wells Fargo Bank are each entitled to receive a monthly base fee per Fund ranging from $2,000 up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting and Wells Fargo Bank are each also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all of the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach Fund family and the amounts retained by Stephens are as follows:

            Period Ended                      Period Ended                    Period Ended
              9/30/99                           3/31/98                          3/31/97
             ---------                         ---------                        ---------
        Paid         Retained             Paid          Retained           Paid           Retained
        ----         --------             ----          --------           ----           --------
     $5,918,661     $2,643,558         $7,671,295       $939,892         $,296,243        $241,806


     For the period ended September 30, 1999, Wells Fargo Securities, Inc., an affiliated broker-dealer of the Trust, retained $2,324,394.93.

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                            Former Stagecoach Funds

  Average Annual Total Return for the Applicable Period Ended September 30,
  -------------------------------------------------------------------------
                                    1999/1/
                                    -------

Fund                                                   Inception/2/       Five Year          One Year
----                                                   ------------       ---------          --------
California Tax-Free Money Market
  Class A                                                2.61%             2.80%             2.35%
  Service Class                                           N/A                N/A               N/A

California Tax-Free Money Market Trust                   3.03%               N/A              2.73%

Minnesota Money Market
 Class A                                                  N/A                N/A               N/A

Money Market
 Class A                                                 4.32%             4.92%             4.53%
 Class B                                                 4.32%             4.92%             4.53%

Money Market Trust                                       4.86%             5.48%             5.10%

National Tax-Free Money Market Trust                     3.22%              N/A              3.01%

Overland Express Sweep                                   3.69%             4.31%             3.99%

Fund                                                   Inception/2/       Five Year          One Year
----                                                   ------------       ---------          --------
Treasury Plus Institutional Money Market
 Service Class                                           5.56%             4.93%             4.50%
 Institutional Class                                     5.62%             5.21%             4.70%

Treasury Plus Money Market
 Class A                                                 5.37%             4.90%             4.29%

____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.

                              FORMER NORWEST FUNDS

Average Annual Total Return for the Applicable Period Ended May 31, 1999/1/
--------------------------------------------------------------------------

Fund                                                   Inception/2/       Five Year          One Year
----                                                   ------------       ---------          --------
Cash Investment Money Market
  Service Class                                          5.73%             5.23%             5.04%
  Institutional Class                                     N/A                N/A               N/A

Government Money Market
 Class A                                                  N/A                N/A               N/A
 Service Class                                           5.49%             5.03%             4.81%

National Tax-Free Institutional Money Market
 Service Class                                           3.60%             3.09%             2.76%
 Institutional Class                                      N/A                N/A               N/A

National Tax-Free Money Market
 Class A                                                 3.60%             3.09%             2.76%

Prime Investment Money Market
 Service Class                                           5.36%             4.88%             4.68%

100% Treasury Money Market
 Class A                                                  N/A                N/A               N/A
 Service Class                                           4.46%            4.81%%             4.49%

____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.

     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                            FORMER STAGECOACH FUNDS

 Cumulative Total Return for the Applicable Period Ended September 30, 1999/1/
 ----------------------------------------------------------------------------


Fund                                                   Inception/2/       Five Year         Three Year
----                                                   ------------       ---------         ----------
California Tax-Free Money Market
  Class A                                               20.66%             14.69%             8.38%
  Service Class                                           N/A                N/A               N/A

California Tax-Free Money Market Trust                   6.00%               N/A               N/A

Minnesota Money Market
 Class A                                                  N/A                N/A               N/A

Money Market
 Class A                                                32.94%             26.67%            15.35%
 Class B                                                26.67%             22.12%            13.05%

Money Market Trust                                      50.09%             29.96%            17.26%

National Tax-Free Money Market Trust                     4.51%               N/A               N/A

Overland Express Sweep                                  31.02%             23.47%            13.65%

Treasury Plus Institutional Money Market
 Service Class                                         108.65%             27.56%            15.78%
 Institutional Class                                   109.92%             28.33%            16.49%

Treasury Plus Money Market
 Class A                                               103.61%             26.60%            15.30%

____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.

                              FORMER NORWEST FUNDS

Cumulative Total Return for the Applicable Period Ended September 30, 1999/1/
-----------------------------------------------------------------------------

Fund                                                        Inception/2/         Ten-Year         Five Year         Three Year
----                                                        ------------       ------------       ---------         ----------
Cash Investment Money Market Trust
  Service Class                                                94.33%             66.54%           29.38%              16.37%
  Institutional Class                                           N/A                                 N/A                 N/A

Government Money Market
 Class A                                                        N/A                N/A              N/A                 N/A
 Service Class                                                 88.22%             63.09%           28.11%              15.71%

National Tax-Free Institutional Money Market
 Service Class                                                 51.01%             39.64%           16.53%               9.17%
 Institutional Class                                           52.86%             37.95%           17.70%               9.83%

National Tax-Free Money Market
 Class A                                                        N/A                N/A              N/A                 N/A

Prime Investment Money Market
 Service Class                                                  5.22%             61.19%           27.30%              15.23%

100% Treasury Money Market
 Class A
 Service Class                                                 46.89%              N/A             36.72%              14.88%

____________________
/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.


     Yield Calculations:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                            1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1


                            Former Stagecoach Funds

           Yield for the Applicable Period Ended September 30, 1999
           --------------------------------------------------------

                                                     Seven-Day       Seven-Day                      Thirty-Day
                                      Seven-Day      Effective    Tax-equivalent    Thirty-Day    Tax-Equivalent
Fund                                    Yield          Yield          Yield/1/        Yield           Yield/1/
----                                    -----          -----          ------          -----           ------
California Tax-Free Money Market
  Class A                                 2.72%          2.76%          4.97%           2.42%            4.42%

California Tax-Free Money Market          3.07%          3.12%          5.60%           2.80%            5.11%
 Trust

Minnesota Money Market                     N/A            N/A            N/A             N/A              N/A

Money Market Trust                        5.25%          5.39%           N/A            5.20%             N/A

Overland Express Sweep                    4.19%          4.27%           N/A            4.15%             N/A

Treasury Plus Institutional Money
 Market
 Service Class                            4.53%          4.63%           N/A            4.60%             N/A

 Institutional Class                      4.73%          4.84%           N/A            4.80%             N/A
Treasury Plus Money Market
 Class A                                  4.33%          4.43%           N/A            8.03%             N/A

_______________________

/1/  Based on the combined state and federal income tax rate of 45.22%.


                             Former Norwest Funds

              Yield for the Applicable Period Ended May 31, 1999
              --------------------------------------------------

                                                      Seven-Day     Seven-Day                    Thirty-Day
                  Fund                    Seven-Day   Effective   Tax-eqivalent   Thirty-Day   Tax-Equivalent
                  ----                      Yield       Yield         Yield/1/       Yield         Yield/1/
                                            -----       -----         ------         -----         ------
Cash Investment Money Market Trust
  Service Class                                4.55%       4.66%            N/A         4.52%             N/A
  Institutional Class                           N/A         N/A             N/A          N/A              N/A

Government Money Market
  Class A                                       N/A         N/A             N/A          N/A              N/A
  Service Class                                4.46%       4.56%            N/A         4.39%             N/A

National Tax-Free Institutional Money
Market
  Service Class                                2.86%       2.90%           4.80%        2.97%            4.92%
  Institutional Class                           N/A         N/A             N/A          N/A              N/A

National Tax-Free Money Market
  Class A                                      2.66%       2.69%           4.45%        3.77%            4.59%

Prime Investment Money Market
  Service Class                                4.48%       4.58%            N/A         4.45%             N/A

100% Treasury Money Market
  Class A                                       N/A         N/A             N/A          N/A              N/A
  Service Class                                4.20%       4.29%            N/A         4.19%             N/A

_______________________

/1/  Based on the combined state and federal income tax rate of 45.22%.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."


     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account and Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

     ------------------------------------------------------------------------
                                                        NAV Calculation Time
     FUNDS                                                 (Pacific Time)
     ------------------------------------------------------------------------
     California Tax-Free Money Market Fund                     9:00 a.m.
     ------------------------------------------------------------------------
     California Tax-Free Money Market Trust                    9:00 a.m.
     ------------------------------------------------------------------------
     Cash Investment Fund                                      2:00 p.m.
     ------------------------------------------------------------------------
     Government Money Market Fund                             12:00 Noon
     ------------------------------------------------------------------------
     Minnesota Money Market Fund                               9:00 a.m.
     ------------------------------------------------------------------------
     Money Market Fund                                        12:00 Noon
     ------------------------------------------------------------------------
     Money Market Trust                                       12:00 Noon
     ------------------------------------------------------------------------
     National Tax-Free Institutional Money Market Fund         9:00 a.m.
     ------------------------------------------------------------------------
     National Tax-Free Money Market Fund                      11:00 a.m.
     ------------------------------------------------------------------------
     National Tax-Free Money Market Trust                      9:00 a.m.
     ------------------------------------------------------------------------
     Overland Express Sweep Fund                              12:00 Noon
     ------------------------------------------------------------------------
     Prime Investment Money Market Fund                       12:00 Noon
     ------------------------------------------------------------------------
     Treasury Plus Institutional Money Market Fund             2:00 p.m.
     ------------------------------------------------------------------------
     Treasury Plus Money Market Fund                           2:00 p.m.
     ------------------------------------------------------------------------
     100% Treasury Money Market Fund                          10:00 a.m.
     ------------------------------------------------------------------------

     If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Money Market Fund Class B shares
received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.


     In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES




     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes.


     General.  The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.


     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.


     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.



     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.


     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.


     Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.


     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Distributions; Generally.  Although distributions of net investment income
     ------------------------
will be declared daily based on a Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's distributions (as declared daily throughout the year) exceed the Fund's earnings and profits (generally the Fund's net investment income and capital gain) as determined at the end of the year, only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's earnings and profits for a taxable year will equal its distributions applicable to such year.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to income
     --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans. Shares of the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Minnesota Money Market Fund, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust (together, the "Tax-Free Funds") would not be suitable investments for tax-deferred plans and tax-exempt investors.

     Additional Considerations for the Tax-Free Funds.  If at least 50% of the
     ------------------------------------------------
value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Funds intend to so qualify and are designed to provide investors with a high level of income exempt from federal income tax.


     The portion of total dividends paid by a Tax-Free Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their AMT. With respect to a corporate shareholder of a Tax-Free Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

     Additional Considerations for the California Tax-Free Money Market Fund and
     ---------------------------------------------------------------------------
California Tax-Free Money Market Trust.  If, at the close of each quarter of its
--------------------------------------
taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust (the "California Funds") intends to qualify under the above requirements so that they can pay California exempt-interest dividends. If the California Funds do not so qualify, no part of their respective dividends to shareholders will be exempt from the California state personal income tax.

     Within sixty days after the close of its taxable year, the California Funds will notify their respective shareholders of the portion of the dividends paid by the respective Fund to each shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the California Funds with respect to any taxable year cannot exceed the excess of the amount of interest received by the California Funds for such year on California Exempt Securities over any amounts that, if the California Funds were treated as individuals, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid for any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the California Funds, such shareholders should consult their tax advisors to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry the California Funds shares is not deductible for California state personal income tax purposes if the California Funds distribute California exempt-interest dividends during the shareholder's taxable year.

     The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds dividends and as to their own California state tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund.
     -------------------------------------------------------------
Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Fund dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Fund generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the

United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Internal Revenue Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest dividends that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable California and Minnesota taxes) considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Funds are nine of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of October 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                  5% OWNERSHIP
                             AS OF OCTOBER 25, 1999

                                                               Name and                         Percentage
                          Fund                                 Address                           of Class
                          ----                                 -------                           --------
                 CALIFORNIA TAX-
                 FREE MONEY
                 MARKET FUND

                  Class A
                                                      WELLS FARGO BANK                            74.27%
                                                      FBO MONEY MARKET CHECKING
                                                      OMNIBUS ACCOUNT
                                                      P.O. Box 7066
                                                      San Francisco, CA  94120-7066

                                                      WELLS FARGO BANK                            8.06%
                                                      FUND OPERATIONS ACM DESK
                                                      MAC A#0103-174
                                                      525 Market Street - Floor 17
                                                      San Francisco, CA  94105-2708

                                                      DEAN WITTER REYNOLDS                        8.06%
                                                      FBO WELLS FARGO SECURITIES
                                                      INC
                                                      5 World Trade Center - 6th Floor
                                                      New York, NY  10048-0205

                  Service Class                       N/A                                         N/A

                                                         Name and                           Percentage
                   Fund                                   Address                            of Class
                   ----                                   -------                            --------

                CALIFORNIA TAX-
                FREE MONEY
                MARKET TRUST

                 Institutional Class                   WELLS FARGO BANK                           94.46%
                                                       FUND OPERATIONS ACM DESK
                                                       MAC A#0103-174
                                                       525 Market Street - Floor 17
                                                       San Francisco, CA  94105-2708

                                                       NORWEST INVESTMENT SERVICES                35.44%
                                                       c/o Alex O'Connor
                                                       608 2nd Avenue - 8h Floor MS 0130
                                                       Minneapolis, MN  55402-1916

                                                       EMSEG & CO                                 25.37%
                                                       VP4500022
                                                       ATTN:  Cash Sweep Processing
                                                       510 Marquette Avenue 4th Floor
                                                       Minneapolis, MN  55402-1110


                CASH INVESTMENT
                MONEY MARKET
                FUND

                 Service Class                         NORWEST INVESTMENT SERVICES                35.44%
                                                       C/O ALEX OCONNOR
                                                       608 2nd Ave S 8th Fl MS 0130
                                                       Minneapolis, MN  55402-1916

                                                       EMSEG & CO                                 25.37%
                                                       VP4500022
                                                       Attn: Cash Sweep Processing
                                                       510 Marquette Ave 4th Fl
                                                       Minneapolis, MN  55402-1110

                Institutional Class                    WELLS FARGO BANK                           36.70%
                                                       FUND OPERATIONS ACM DESK
                                                       MAC A#0103-174
                                                       525 Market Street - Floor 17
                                                       San Francisco, CA  94105-2708

                                                       WELLS FARGO BANK                           13.31%
                                                       ATTN:  INVESTMENT SWEEP T-15
                                                       1300 S W Fifth Avenue
                                                       Portland, OR  97201-5667

                                                       WELLS FARGO BANK                           12.06%
                                                       DBA BANK DEALER OPERATIONS
                                                       P.O. Box 3780  MAC #6101-151
                                                       Portland, OR  97208-3780

                                                       HARE & CO.                                  7.17%
                                                       BANK OF NEW YORK
                                                       One Wall Street - 2nd Floor
                                                       ATTN:  Stip/Master Note
                                                       New York, NY  10005-2501

                                                               Name and                         Percentage
                       Fund                                    Address                           of Class
                       ----                                    -------                           --------

                 GOVERNMENT
                 MONEY MARKET
                 FUND

                  Class A
                                                        WELLS FARGO BANK TTEE                      45.08%
                                                        CHOICEMASTER
                                                        ATTN:  MUTUAL FUNDS A-88-4
                                                        P.O. Box 9800
                                                        Calabasas, CA  91372-0800



                                                        WELLS FARGO BANK                           34.72%
                                                        FUND OPERATIONS ACM DESK
                                                        MAC A#0103-174
                                                        525 Market Street - Floor 17
                                                        San Francisco, CA  94105-2708

                                                        DEAN WITTER REYNOLDS                       13.30%
                                                        FBO WELLS FARGO SECURITIES
                                                        INC
                                                        5 World Trade Center - 6th Floor
                                                        New York, NY  10048-0205

                  Service Class                         EMSEG & CO                                 78.53%
                                                        ATTN:  Cash Sweep Processing
                                                        510 Marquette Avenue 4th Floor
                                                        Minneapolis, MN  55402-1110

                                                        NORWEST INVESTMENT SERVICES                12.05%
                                                        c/o Alex O'Connor
                                                        608 2nd Avenue - 8h Floor MS 0130
                                                        Minneapolis, MN  55402-1916

                                                        ALPINE & CO.                                6.60%
                                                        NON DISCRETIONARY
                                                        1740 Broadway MS 8751
                                                        Denver, Co.  80274-0001

                 MINNESOTA MONEY
                 MARKET FUND

                  Class A                               N/A                                         N/A

                                         Name and                Percentage
           Fund                          Address                  of Class
           ----                          -------                  --------
     MONEY MARKET FUND

       Class A                WELLS FARGO BANK                      79.56%
                              FBO MONEY MARKET CHECKING
                              OMNIBUS ACCOUNT
                              P.O. Box 7066
                              San Francisco, CA 94120-7066

                              NORWEST INVESTMENT SERVICES            8.07%
                              c/o Alex O'Connor
                              608 2nd Avenue - 8h Floor MS 0130
                              Minneapolis, MN 55402-1916

       Class B                WELLS FARGO BANK                      97.37%
                              FBO MONEY MARKET CHECKING
                              OMNIBUS ACCOUNT
                              P.O. Box 7066
                              San Francisco, CA 94120-7066

     MONEY MARKET TRUST

       Institutional Class    WELLS FARGO BANK                      96.52%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - Floor 17
                              San Francisco, CA 94105-2708

     NATIONAL TAX-FREE
     INSTITUTIONAL MONEY
     MARKET FUND

       Service Class          EMSEG & CO                            41.39%
                              ATTN: Cash Sweep Processing
                              510 Marquette Avenue 4th Floor
                              MN 55402-1110

                              EMSEG & CO                            34.44%
                              ATTN: Cash Sweep Processing
                              510 Marquette Avenue 4th Floor
                              Minneapolis, MN 55402-1110

                              NORWEST INVESTMENT SERVICES           11.02%
                              c/o Alex O'Connor
                              608 2nd Avenue - 8th Floor MS 0130
                              Minneapolis, MN  55402-1916

                              WELLS FARGO BANK                       6.25%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - Floor 17
                              San Francisco, CA 94105-2708

                                         Name and                Percentage
           Fund                          Address                  of Class
           ----                          -------                  --------
     Institutional Class      WELLS FARGO BANK                      62.40%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - Floor 17
                              San Francisco, CA 94105-2708

                              KEITH L. THOMSON &                    14.24%
                              JULIE A. THOMSON JITTEN
                              3135 NW Circle A Drive
                              Portland, OR 97229-3611

                              HARE & CO.                             7.44%
                              BANK OF NEW YORK
                              One Wall Street - 2nd Floor
                              ATTN: Stip/Master Note
                              New York, NY 10005-2501

     NATIONAL TAX-FREE MONEY
     MARKET TRUST

       Class A                WELLS FARGO BANK                      57.09%
                              FBO MONEY MARKET CHECKING
                              OMNIBUS ACCOUNT
                              P.O. Box 7066
                              San Francisco, CA 94120-7066


                              NORWEST INVESTMENT SERVICES           28.53%
                              c/o Alex O'Connor
                              608 2nd Avenue - 8th Floor MS 0130
                              Minneapolis, MN 55402-1916

                              WELLS FARGO SERVICE COMPANY            6.17%
                              FBO SWEEP FUNDS NTF
                              Retail Sweep Operations
                              4811 N 4th Avenue  #N9721-016
                              Sioux Falls, SD 57104-0405

                              DEAN WITTER REYNOLDS                   5.57%
                              FBO WELLS FARGO SECURITIES
                              INC
                              5 World Trade Center - 6th Floor
                              New York, NY 10048-0205

     NATIONAL TAX-FREE MONEY  WELLS FARGO BANK                      99.44%
     MARKET TRUST             FUND OPERATIONS ACM DESK
                              MAC A#0103-174
       Institutional Class    525 Market Street - 17th Floor
                              San Francisco, CA 94105-2708


     OVERLAND EXPRESS         WFB -WHOLESALE SWEEP                 100.00%
     SWEEP FUND               3440 Walnut Avenue Building B
       Single Class           ATTN: Mimi Johnson MAC 0247-018
                              Fremont, CA 94538-2210

                                         Name and                Percentage
           Fund                          Address                  of Class
           ----                          -------                  --------
     PRIME INVESTMENT MONEY
     MARKET FUND

       Service Class          NORWEST INVESTMENT SERVICES           99.04%
                              c/o Alex O'Connor
                              608 2nd Avenue - 8th Floor MS 0130
                              Minneapolis, MN 55402-1916

     TREASURY PLUS
     INSTITUTIONAL MONEY
     MARKET FUND

       Service Class          HARE & CO.                            18.27%
                              BANK OF NEW YORK
                              One Wall Street - 2nd Floor
                              ATTN: STF/MASTER NOTE
                              New York, NY 10005-2501


                              EMSEG & CO                            17.82%
                              VP4530003
                              ATTN: Cash Sweep Processing
                              510 Marquette Avenue 4th Floor
                              Minneapolis, MN 55402-1110

                              WELLS FARGO BANK                      10.88%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - 17th Floor
                              San Francisco, CA 94105-2708

                              WELLS FARGO BANK TTEE                  8.84%
                              CHOICEMASTER
                              ATTN: MUTUAL FUNDS A-88-4
                              P.O. Box 9800
                              Calabasas, CA 91372-0800

       Institutional Class    WELLS FARGO BANK                      29.76%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - 17th Floor
                              San Francisco, CA 94105-2708

                              WELLS FARGO BANK                      27.80%
                              ATTN: INVESTMENT SWEEP T-15
                              1300 S W Fifth Avenue
                              Portland, OR 97201-5667

                              CASTLE TOWER HOLDING                  22.91%
                              CORPORATION
                              510 Bering Drive Suite 500
                              Houston, TX 77057-1452

                              BAY AREA CELLULAR TELEPHONE            5.27%
                              CO.
                              651 Gateway BLVD - Suite 1500
                              South San Francisco, CA 94080-7040

                                         Name and                Percentage
           Fund                          Address                  of Class
           ----                          -------                  --------
     TREASURY PLUS MONEY      HARE & CO.                            42.95%
     MARKET FUND              BANK OF NEW YORK
                              One Wall Street - 2nd Floor
       Class A/1/             ATTN: STF/MASTER NOTE
                              New York, NY 10005-2501

                              WFB -WHOLESALE SWEEP                  33.18%
                              3440 Walnut Avenue Building B
                              ATTN: Mimi Johnson MAC 0247-018
                              Fremont, CA 94538-2210

                              WELLS FARGO BANK                      11.95%
                              FUND OPERATIONS ACM DESK
                              ATTN: MF DEPT A88-4
                              MAC A#0103-174
                              San Francisco, CA 94105

                              DEAN WITTER REYNOLDS                   7.09%
                              FBO WELLS FARGO SECURITIES
                              INC
                              5 World Trade Center - 6th Floor
                              New York, NY 10048-0205

       Institutional Class    WELLS FARGO BANK                      29.76%
                              FUND OPERATIONS ACM DESK
                              MAC A#0103-174
                              525 Market Street - 17th Floor
                              San Francisco, CA 94105-2708

                              WELLS FARGO BANK                      27.80%
                              ATTN: INVESTMENT SWEEP T-15
                              1300 S W Fifth Avenue
                              Portland, OR 97201-5667

                              CASTLE TOWER HOLDING                  22.91%
                              CORPORATION
                              510 Bering Drive Suite 500
                              Houston, TX 77057-1452

                              BAY AREA CELLULAR TELEPHONE            5.27%
                              CO.
                              651 Gateway BLVD - Suite 1500
                              South San Francisco, CA 94080-7040

     100% TREASURY MONEY
     MARKET FUND

       Class A                N/A                                     N/A

       Service Class          EMSEG & CO                            63.04%
                              ATTN: Cash Sweep Processing
                              510 Marquette Avenue 4th Floor
                              Minneapolis, MN 55402-1110

______________________
/1/  5% Ownership information as of October 28, 1999.

                                         Name and                Percentage
           Fund                          Address                  of Class
           ----                          -------                  --------
                              NORWEST INVESTMENT SERVICES           22.41%
                              c/o Alex O'Connor
                              608 2nd Avenue South
                              8th Floor MS 0130
                              Minneapolis, MN 55402-1916

                              ALPINE & CO.                           7.05%
                              DISCRETIONARY
                              1740 Broadway MS 8751
                              Denver, CO. 80274-0001



   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the years ended March 31, 1999 and May 31, 1999, respectively, are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX


     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

     Moody's: The four highest ratings for corporate and municipal bonds are
     -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

     Moody's: The highest ratings for state and municipal short-term
     -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay
     ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

     Moody's: The highest rating for corporate and municipal commercial paper
     -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate and municipal commercial paper
     ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

     S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2."
     ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 8, 1999

                      As Supplemented on December 17, 1999

                             ARIZONA TAX-FREE FUND
                     CALIFORNIA LIMITED TERM TAX-FREE FUND
                           CALIFORNIA TAX-FREE FUND
                            COLORADO TAX-FREE FUND
                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                            MINNESOTA TAX-FREE FUND
                      NATIONAL LIMITED TERM TAX-FREE FUND
                            NATIONAL TAX-FREE FUND
                             OREGON TAX-FREE FUND

               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Arizona Tax-Free Fund, California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund. Each Fund, except the National Tax-Free and National Limited Term Tax-Free Funds, is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Arizona Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund offer Class A, Class B and Institutional Class shares. The California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Income Fund offers Class A and Institutional Class shares only. The National Limited Term Tax-Free Fund and Minnesota Intermediate Tax-Free Fund offer Institutional Class shares only. This SAI relates to all such classes of shares.

    This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 8, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS


                                                                     Page
                                                                     ----

Historical Fund Information........................................     1
Investment Policies................................................     2
Additional Permitted Investment Activities and Associated Risks....     4
Special Considerations Affecting Arizona Municipal Obligations.....    15
Special Considerations Affecting California Municipal Obligations..    18
Special Considerations Affecting Colorado Municipal Obligations....    22
Special Considerations Affecting Minnesota Municipal Obligations...    23
Special Considerations Affecting Oregon Municipal Obligations......    26
Management.........................................................    31
Performance Calculations...........................................    42
Determination of Net Asset Value...................................    50
Additional Purchase and Redemption Information.....................    51
Portfolio Transactions.............................................    52
Fund Expenses......................................................    53
Income Taxes.......................................................    54
Capital Stock......................................................    61
Other..............................................................    68
Counsel............................................................    69
Independent Auditors...............................................    69
Financial Information..............................................    69
Appendix...........................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-----------------------------------------------------------------------------------------
        Wells Fargo Funds                             Predecessor Fund
-----------------------------------------------------------------------------------------
Arizona Tax-Free                   Stagecoach Arizona Tax-Free
-----------------------------------------------------------------------------------------
California Limited Term Tax-Free   Stagecoach California Tax-Free Income
-----------------------------------------------------------------------------------------
California Tax-Free                Stagecoach California Tax-Free Bond
-----------------------------------------------------------------------------------------
Colorado Tax-Free                  Norwest Colorado Tax-Free
-----------------------------------------------------------------------------------------
Minnesota Intermediate Tax-Free    Norwest Minnesota Intermediate Tax-Free
-----------------------------------------------------------------------------------------
Minnesota Tax-Free                 Norwest Minnesota Tax-Free
-----------------------------------------------------------------------------------------
National Limited Term Tax-Free     Norwest Limited Term Tax-Free
-----------------------------------------------------------------------------------------
National Tax-Free                  Norwest Tax-Free Income
-----------------------------------------------------------------------------------------
Oregon Tax-Free                    Stagecoach Oregon Tax-Free
-----------------------------------------------------------------------------------------

     The Arizona Tax-Free Fund commenced operations on November 8, 1999, as successor to the Arizona Tax-Free Fund of Stagecoach. The predecessor Arizona Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Arizona Intermediate Tax-Exempt Fund. On October 1, 1995, the Fund was reorganized as the Pacifica Arizona Tax-Exempt Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Arizona Tax-Exempt Fund was reorganized as the Stagecoach Arizona Tax-Free Fund.

     The California Tax-Free and California Limited Term Tax-Free Funds (sometimes referred to as the "California Funds") commenced operations on November 8, 1999, as successor to the California Tax-Free Bond and California Tax-Free Income Funds of Stagecoach, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the California Tax-Free Bond of Stagecoach.

     The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Colorado Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on June 1, 1993.

     The Minnesota Intermediate Tax-Free Fund commenced operations on November 8, 1999, as successor to the Minnesota Intermediate Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on September 30, 1976.

     The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Minnesota Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on January 12, 1988.

     The National Limited Term Tax-Free Fund commenced operations on November 8, 1999, as successor to the Limited Term Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on October 1, 1996.

     The National Tax-Free Fund commenced operations on November 8, 1999, as successor to the National Tax-Free Fund of Stagecoach and the Tax-Free Income Fund of Norwest. The predecessor Stagecoach National Tax-Free Fund commenced operations on January 15, 1993 and the predecessor Norwest Tax-Free Income Fund commenced operations on August 1, 1989. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Tax-Free Income Fund.

     The Oregon Tax-Free Fund commenced operations on November 8, 1999, as successor to the Oregon Tax-Free Fund of Stagecoach. The predecessor Oregon Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Oregon Tax-Exempt Fund. On October 1, 1995, the Fund was reorganized as the Pacifica Oregon Tax-Exempt Fund, an investment portfolio of Pacifica. On September 6, 1996, the Pacifica Oregon Tax-Exempt Fund was reorganized as the Stagecoach Oregon Tax-Free Fund.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Diversification
     ---------------

     The Funds are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, a Fund may not:
(a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) a Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.




     Geographic Concentration
     ------------------------

     The Funds (except for the National Limited Term Tax-Free Fund and the National Tax-Free Fund) invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

     High Yield/Junk Bonds
     ---------------------

     The Minnesota Tax-Free Fund and Minnesota Intermediate Tax-Free Fund may invest in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.


     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage

Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.


     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.




     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes
     ---------------

     The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.


     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.


     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.


     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.


     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements may be viewed as a form of borrowing by a Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of a Fund's net asset value per share.


     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.


     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                            SPECIAL CONSIDERATIONS
                    AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     The concentration of the Arizona Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Under its Constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of the State are authorized under specified circumstances to issue bonds secured by revenues. The State enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     The State is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In recent years, the State's fiscal situation has improved, even while tax reduction measures have been enacted each year since 1992. In 1992, voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes.

     The State's population, because of continued employment growth, is expected to record above-average growth rates. After population growth of 3% in 1997 and 2.9% in 1998, 2.8% growth is expected in 1999 and 2.6% in 2000. That translates into almost 132,000 more people in the state in 1999 and 126,000 in 2000.

     The State's diversified economic base is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, at one time a major sector, plays a much smaller role in the economy. For several decades, the population has grown at a substantially higher rate than the population of the United States.

     The economy of the State is growing. Since the current boom peaked in 1994, when employment grew by 6.8%, the rate of growth has slowed, but only modestly. Through November 1998 (the latest data available), employment was 4.7% higher than the year before.

     Different parts of the State have different growth rates and structures. The Phoenix metropolitan area accounts for 70.6% of all Arizona jobs and almost 80% of the State's employment growth. The Tucson area saw growth accelerate in 1998 by 3%, versus 1.8% in 1997. The balance of the State also grew at more moderate levels.

     On a percentage basis, this expansion has not been as strong as previous expansions. Yet, in terms of absolute employment growth, this expansion has created more jobs than any period of economic growth in the State's history. For example, since the beginning of the current expansion in March 1991, more than 580,000 jobs have been created. In comparison, 297,200 jobs were created in the 1975-1980 expansion, and about 450,000 jobs were created in the expansion that lasted from 1982 to 1990.

     According to the national Blue Chip Economic Indicators, after real GDP growth of 3.9% in 1997 and 3.6% in 1998, growth is expected to moderate to 2.2% in 1999. Inflation is expected to remain low and interest rates are also likely to be low and through most of 1999.

     As of 1998, 47% of all manufacturing employment in the Phoenix area and 25% in Pima County is in high technology. The national average is 14.3%. The high-tech areas include computers, telecommunications, electronic components, aviation, and instrumentation. In the Phoenix area, the economy is weighted towards electronic components employment, which accounts for 27% of all manufacturing jobs. Tucson's high-tech manufacturing employment is more evenly spread among computers, electronic components, aviation and instrumentation.

     It is expected that international trade in the high-tech industry will continue to grow, which will be a positive for the Arizona economy. But in the near term, the unbalanced mix of employment could be a problem. Roughly 52% of Arizona manufacturing exports are of high-tech products; further, nearly 40% of the state's exports are to Japan, Malaysia, Taiwan, Hong Kong and Singapore, all of which are experiencing some degree of economic problems.

     In 1997, Arizona's total exports as a percent of personal income ranked fifth in the U.S. at 13.5%, compared to 9.2% for the nation. When analyzing data using only high-tech exports, Arizona ranked second at 7.1%, versus 2.1% nationally. Thus, the impact of the reduction in high-tech exports will likely affect Arizona more than other states. This will undoubtedly result in some continued layoffs in the manufacturing sector.

     The unemployment rate, 4.1% for 1998, should also stay relatively low, especially in the State's metropolitan areas. However, it is expected to increase in both 1999 and 2000. The current level of unemployment, the lowest in nearly three decades, suggests a tight labor market. The modest rise in unemployment projected for 1999 suggests that labor markets will moderately soften. After employment growth of 5.6% in 1996, 4.5% in 1997 and an estimated 4.6% in 1998, employment should increase by another 3.5% in 1999 with growth continuing at about 3% in 2000 and 2001. The Phoenix area's unemployment rate remains low, at about 2.7%.

     The outlook for continued, albeit slower, growth for the U.S. economy acts as a base for the Arizona economy. The state has been one of the top five employment-growth states for quite some time, and it should remain in the top five through 1999. There are other positive factors as well. First, as of November 1998, manufacturing was 2.3% above the November 1997 rate. Second, the unemployment rate is low in greater Phoenix and for many other parts of Arizona. That suggests that job growth will continue. Third, California, the State's leading domestic trading partner, is expected to enjoy continued, albeit slower, growth. Fourth, single-family housing markets continue to boom. Although the absolute level of permits is expected to decline from 1998's record levels, the outlook is for a relatively strong housing market.

     Housing, which should be up by about 15% in 1998, should decrease by about 10% in 1999. The slowdown is expected to be in single-family activity. In 1999, even if single-family housing slows, commercial construction should continue to do well throughout most of the year, despite higher vacancy rates in the Phoenix-area office and industrial markets. This is expected to prevent any significant problem in construction employment in 1999, despite the likelihood of a slowdown.

     Another uncertainty is the tourism market. Given the strong economy, tourist activity should be strong. But declines in the value of the Canadian dollar, the peso and other currencies versus the U.S. dollar could hurt winter visitation in Arizona.

     As was mentioned earlier, Arizona should not be evaluated as an economic monolith. Tucson should continue to grow in the 3% to 4% range. The rest of the state will continue to grow at about 3%. The Phoenix area has been the engine that has driven the state's economy, and that engine will slow modestly this year.

     Personal income, after growing by 8% in 1996 and 7.3% in 1997, should grow by another 8% in 1998, 7.8% in 1999, and 7% in 2000. Personal income has historically been revised upward during periods of boom; 1997 and 1998 will not be exceptions.

     Overall, General Fund revenues are expected to grow modestly, including 4% in FY 1999 and 5.7% in FY 2001. However, the FY 1999 rate of growth reflects the impact of the $120 million tax reduction program passed last year, and the FY 2000 revenue estimate includes an incremental reduction to account for an additional $60 million of tax reductions already enacted.

     The Governor's budget proposals in 1999 sought to limit overall spending, continue the growth of the State's "rainy day" funds, reflect conservative revenue forecasts to reflect a slowing economy, and propose for the 8th and 9th consecutive years tax reductions.


     State policy makers have been very successful in recent years in depositing monies into various accounts that have been established for a "rainy day." These monies are reserved for a true budget emergency precipitated by an economic downturn. By the end of FY 2001, the rainy day fund is expected to reach $425 million, or 7.08% of the General Fund revenues.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS


     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.


     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

       However, since the start of 1994, California's economy has been recovering steadily. Unemployment has come down from its 10% recession peak to under 5.8% for 1998. Because of the improving economy and California's fiscal austerity, the state has forecast an overall balanced budget by June 30, 2000. Also, Standard & Poor's upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the projected level of the SFEU as of June 30, 1999 was $1.255 billion.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-1999 Budget Act provides authority for expenditures of $57.3 billion from the General Fund, $14.7 billion from Special Funds, and $3.4 billion from bond funds.

     Changes in California Constitutional and Other Laws. In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the 'VLF') by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately 500 million in the 1998-1999 Fiscal Year and about $1 billion annually thereafter.

     Other Information. Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities. Recently, however, the economic picture has brightened considerably, as both the nation and California appear to have avoided a major slowdown emanating from the crisis in Asia and Latin America. Based on continued growth in real gross domestic product, increased retail sales based upon strong consumer confidence and other factors. Employment data revisions in California revealed that instead of slowing in late 1998 and early 1999, as assumed, wage and salary jobs in the state continued to expand at a healthy pace. This trend is expected to continue through 1999.

                       SPECIAL CONSIDERATIONS AFFECTING
                        COLORADO MUNICIPAL OBLIGATIONS

     Among the most significant sectors of the State's economy are services, trade, manufacture of durable and non-durable goods and tourism. During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     From 1989 through 1998, there has been steady improvement in the Colorado economy: per-capita income increased approximately 59.1% (6.7% in 1998) and retail trade sales revenues increased approximately 84.1% (6.6% in 1998). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1998 the State's unemployment rate was 3.8%).

     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

     The Colorado economy has become increasingly diversified during the 1990s, moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism and manufacturing. Small businesses predominate among Colorado businesses. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

     The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and personal income taxes, which accounted for approximately 32.2% and 63.4%, respectively, of total General Fund revenues during fiscal year 1997 and approximately 31.0% and 63.8%, respectively, of total net General Fund revenues during fiscal year 1998. The ending General Fund balance for fiscal year 1997 was $712.2 million and for fiscal year 1998 was approximately $718.0 million.

     The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notices to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on July 1, 1999, was given the highest rating available for short-term obligations by S&P (SP-1+) and Fitch (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

     On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "Amendment") that restricts the ability of the Sate and local governments to increase taxes, revenues, debt and spending. The Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

     Among other provisions, the Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. The Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. District revenues in excess of the limits prescribed by the Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. During 1999, the State refunded revenues in excess of the applicable limits to certain taxpayers in the State in accordance with the amendment. The Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

     This description is not intended to constitute a complete description of all of the provisions of the Amendment. Furthermore, many provisions of the Amendment and their application are unclear. Several statutes have been enacted since the passage of the Amendment attempting to clarify the application of the Amendment with respect to certain governmental entities and activities and numerous court decisions have been rendered interpreting certain of the Amendment's provisions, including a recent State Supreme Court decision holding that certain proposed transportation revenue participation notes would be subject to the Amendment's requirements for prior voter approval. However, many provisions of the Amendment may require further legislative or judicial clarification. The future impact of the Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.

                            SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this Statement of Additional Information. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact which would render such information inaccurate.

     Constitutional State Revenue Limitations. Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds. There are no constitutional
     ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Minnesota's Economy. Diversity and a significant natural resource base are
     -------------------
two important characteristics of Minnesota's economy. When viewed in 1996 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2.5 percentage points of national employment share.

     In 1996, Minnesota's per capita gross state product (GSP) of $30,395 was more than 5 percent higher than the U.S.'s per capita gross domestic product
(GDP) of $28,766. In addition, between 1988 and 1996, Minnesota's GSP increased by 26.5 percent compared to an 18.3 percent increase of U.S. GDP.

     Minnesota's employment in the finance, insurance and real estate (FIRE) sector grew at a rate of 20.1 percent, increasing from 117,738 employees in 1988 to 141,413 in 1996. This rate of increase was nearly seven times that of the nation's FIRE sector. Employment in Minnesota's business services industry grew by more than 68 percent between 1988 and 1996. This increase was driven in part by the outstanding growth in the computer programming, data processing, and other computer related services industry, which grew by more than 120 percent during the same period.

     Minnesota has one of the fastest growing populations in the Midwest. Migration from other states, a low death rate, a moderate birth rate and increasing minority populations have all contributed to Minnesota's population increase. The eight fastest growing counties in Minnesota between 1990 and 1996 are counties on the suburban fringe of the Minneapolis-St. Paul metropolitan area. More than 71 percent of Minnesota's population lives in the state's ten largest metropolitan statistical areas and cities.

     Minnesota's real per capita personal income grew by 3.6 percent between 1995 and 1996 - more than double the rate of the national average. Minnesota had the highest per capita personal income among the Plains states and the second highest among all Midwest states in 1996. Nationally, Minnesota ranked 11/th/ in per capita personal income in 1996, up from 19/th/ place in 1995 and 17/th/ place in 1990.

     For 1998, Minnesota's annual average unemployment rate, at 2.5 percent, is the lowest in the nation. The national annual average unemployment rate in 1998 was 4.5 percent. Minnesota's labor force participation rate, at 74.5 percent, was the second highest in the nation in 1997. The national labor force participation rate was 67.1 percent in 1997.

     Minnesota had the 12/th/ lowest poverty rate nationally, at 9.7 percent in 1996/97. The national poverty rate was 13.5 percent in 1996/97. Minnesota had the seventh highest median income for a four-person family, at $60,577 in 1997. The national median income for a four-person family was $53,350 in 1997. Minnesota had the 11/th/ highest per capita personal income, at $27,510 in 1998. The national per capita personal income was $26,412 in 1998.

     The State of Minnesota has recently enjoyed a budget surplus. The 1999 Legislature allocated $28.3 billion in general fund resources for the three year period of fiscal years 1999, 2000 and 2001. Of the $28.3 billion, $2.9 billion resulted from revenue surpluses available in FY 1999 and $25 billion is from resources projected to be available in FY 2000 and 2001. An additional $400 million was made available by converting $400 million of capital projects funded with general fund appropriations to projects funded with the sale of general obligation bonds.

     For 1999, the Legislature enacted a sales tax rebate of $1.25 billion which was funded out of FY 1999 resources. Tobacco settlement funds received in FY 1999 of $460.8 million were transferred to the tobacco settlement fund in FY 1999. Supplemental appropriations of about $77 million were also made in FY 1999. Allocations in FY 2000-01 include state tax reductions of $1.4 billion, another $507 million to the tobacco settlement fund and $23.44 billion for programs. The general fund is the largest single portion of the state budget. Appropriations from other funds will bring all appropriations in the state budget for FY 2000-01 to approximately $37 billion. Other funds are usually dedicated for specific purposes such as health care access and highways and bridges.

     The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                            SPECIAL CONSIDERATIONS
                    AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues. As of March 1, 1999, $2.46 billion (rounded) in
     ------------------------
general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $134.1 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.33 billion (rounded) of revenue supported general obligation bonds. The State's revenue supported general obligation bonds include $1.57 billion (rounded) of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. Since 1983 State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.

     Oregon Economic and Revenue Forecast. A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the State Department of Administrative Services. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site: www.oea.das.state.or.us when publicly released. While the Economic and Revenue Forecast is normally issued in March, June, September and December; during years in which the legislature is in session the June forecast is released on May 15. Such forecast is used by the legislature in making final budget decisions for the next biennium, which starts July 1. The following is a summary of certain portion of the materials contained in the Oregon Economic and Revenue Forecast released on May 15. The full text of the May 1999

Oregon Economic and Revenue Forecast is available at the website identified above, or by writing to the Office of Economic Analysis, Oregon Department of Administrative Services, 155 Cottage Street, NE, Salem, Oregon 97310.

     Economic Forecast. Oregon's economy grew briskly in the first quarter of
     -----------------
1999. The pattern for growth was once again similar to the rest of the U.S., with consumer spending leading the way. The mild recovery in the Asian crisis alleviated some of the pain experienced by the manufacturing sector throughout the second half of 1998.

     The preliminary estimate of first quarter 1999 Oregon job growth is 3.9 percent. This is the fastest quarterly growth since the fourth quarter of 1996. It compares with 2.3 percent for the U.S. as a whole. The first quarter was a marked improvement over the fourth quarter of 1998, when jobs grew only 2.4 percent.

     Over the past year, Oregon's economy slowed relative to its Western neighbors. Oregon ranks 32/nd/ among states for job growth between February 1998 and February 1999. California and Washington had much faster job growth during the period, ranking 7/th/ and 12/th/, respectively.

     The Office of Economic Analysis (which prepares the Economic and Revenue Forecast for the Oregon Department of Administrative Services) forecasts Oregon's economy to grow faster than the U.S. economy over the next two years. The growth will be mild, however, and well below the fast pace of 1995 through 1997. No overall decline in employment is expected unless the U.S. economy falls into recession. Job losses to manufacturing should lessen in 1999 with slight gains in 2000, following the recovery of Asian economies.

     Oregon's economy has grown relatively faster than the nation throughout the 1990s. The Office of Economic Analysis expects Oregon to remain a high growth state through 2005.

     Risk Factor. The major risk to the forecast is a change in consumer
     -----------
spending patterns. A stock market correction that adversely impacts wealth and shakes consumer confidence will slow down spending. The risk to businesses is further turmoil in world economic markets. Both consumers and businesses would be directly impacted if oil prices keep spiraling higher. (In June 1999 Oregon has the highest gas prices in the nation.) If all these risks come into play, the reduction in growth would be widespread across all industries and consumer groups.

     Demographic Forecast. The state's population is forecast to increase from
     --------------------
3.268 million in 1998 to 3.569 million in 2005, a 9.2 percent increase. During this time period, the fastest growth will occur in the 18-24 year old, the 45-64 year old, and the 85 and older age groups. The 5-17 and 25-44 age groups will increase slightly. The youngest of the elderly, those ages 65-74, are currently declining. They will begin to expand in 2002. The 75-84 age group will start to decline late in the forecast period.

     Revenue Forecast.
     ----------------

     1999-2001 General Fund Revenue. General Fund revenue is forecast to total $9,827.4 million for the 1999-2001 biennium, a 19 percent increase from the 1997-1999 biennium. The beginning balance is forecast to be $329.6 million. Combined, these amounts would provide total General Fund resources of $10,157.0 million for the 1999-2001 biennium. This is an increase in resources of $43.8 million from the March 1999 Economic and Revenue Forecast.

     The personal income tax forecast of $8,426.9 million is $170.8 million higher than the March 1999 Economic and Revenue Forecast. This is due to an improved economic outlook and a higher capital gains revenue forecast. As a result, collections are estimated to increase 18 percent relative to the prior biennium. This growth rate is inflated, however, due to the large federal pension and budget surplus refunds the State was required to pay during the 1997-99 biennium. Revenues increase only 10 percent if the effect of the refunds is removed. The effect of the federal pension tax refunds drops off sharply after the 1999-2001 biennium, when almost all of these refunds will have been paid.

     Corporate income tax revenues are forecast to total $801.8 million in 1999-2001. This is a $30.4 million decrease compared with March 1999 Economic and Revenue Forecast. The lower forecast is due to changes in the national corporate profit forecast and a lower starting point. Even with the lower forecast, revenues are still estimated to be 49 percent higher than the prior biennium. This growth rate, however, is highly exaggerated due to the large budget surplus credits taken during 1997-99. If the budget surplus credits effect is removed, collections increase only 10 percent.

     On a combined basis, personal income taxes and corporate income taxes are projected to provide over 99 percent of General Fund revenues during the 1999-2001 biennium.

     All other General Fund revenue is forecast to increase only slightly during the biennium. The main reason is lower insurance and inheritance taxes forecasts. The insurance tax forecast is slowly being eliminated. Insurers are transitioning from paying insurance taxes to paying corporate excise taxes. This forecast reflects actual experience during the first year of this transition. Inheritance taxes have been lowered to reflect the effect of the increasing personal estate exemption.

     Extended Revenue Outlook. The Office of Economic Analysis projected General Fund revenues to increase 13 percent in the 2001-03 biennium to $11,1135.2 million in the May 1999 Economic and Revenue Forecast. This is an increase of $140.2 million from the March 1999 Economic and Revenue Forecast. The main reason is a higher personal income tax forecast.

     The Office of Economic Analysis also projects General Fund revenues to increase 11 percent in 2003-05 biennium to $12,411.8 million. This is a decrease of $56.6 million compared to March 1999 Economic and Revenue Forecast. The lower forecast is due to lower levels for all general fund revenues during the biennium.

     Recent Developments Affecting Government Revenues Not Discussed in the
     ----------------------------------------------------------------------
Economic and Revenue Forecast.
-----------------------------

     Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1997 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 50, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

     Ballot Measure 50. The 1997 Legislative Assembly referred to Oregon voters, and the voters approved at the May 20, 1997, special election, a constitutional amendment ("Measure 50") that replaced the property tax limitations imposed by a voter initiative approved at the November 5, 1996, general election ("Measure 47"). Measure 50 repealed Measure 47 and replaced it with new ad valorem property tax limitations similar to those which would have been required to be enacted under Measure 47. Measure 50 limits the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. In implementing Measure 50, the

Oregon Legislature also ordered a 17% reduction in 1997-98 in operating tax levies (which amounts vary by government entity). Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 preserves the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years. In addition, Measure 50 requires voter approval of the use of fees, taxes, assessments or other charges as alternative funding sources to make up for revenue reductions caused by the amended property tax limits.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State will likely be to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. Measure 50 required the Legislative Assembly to replace the estimated $428 million in revenues that the public school system, including community colleges, was expected to lose in the 1997-99 biennium because of the property tax limitation. In this manner, Measure 50 influenced the State budgeting process. Such influence continues to be felt in legislative debates concerning the level at which the State will provide funding for public schools in Oregon after the adoption of Measure 50.

     The Referendum and Initiative Process. The Oregon Constitution reserves to
     -------------------------------------
the people of the State initiative and referendum power pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     In the 1999 Legislative session, the State Legislative Assembly voted to refer 21 measures to the electorate in the 1999 special elections, or the 2000 primary or general elections. These measures range from enshrining the present statutory surplus kicker provision into the Oregon Constitution (with modifications) to dedicating the use of tobacco settlement money by the Legislature. It is difficult to predict the likelihood that any of the referendum measures will be approved by the voters.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for an initiative measure. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. As a practical matter, proponents of an initiative have approximately two years in which to gather the necessary number of signatures. State law permits persons circulating initiative petition to pay money to persons obtaining signatures for the petition.

     Over the past decade, Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. According to the Elections Division of the Oregon Secretary of State, the number of initiative petitions that have qualified for the ballot and the number that have passed in the general elections during the 1990s are as follows:

Year of General Election    Initiatives That Qualified   Initiatives That Passed
------------------------    --------------------------   -----------------------

          1990                          8                           3
          1992                          7                           0
          1994                         16                           8
          1996                         16                           4
          1998                         10                           6

     It is difficult to predict with certainty either the likelihood of a proposed initiative measure obtaining the required number of valid initiative petition signatures or the likelihood of an initiative that has acquired the necessary number of valid signatures being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations will not be proposed, placed on the ballot, or be approved by the voters.

     The Oregon Bond Market. There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it or for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer[s] of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street,

Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                 Principal Occupations
Name, Age and Address                   Position                 During Past 5 Years
---------------------                   --------                 -------------------
*Robert C. Brown, 65                    Trustee,                 Director, Federal Farm Credit Banks Funding
1431 Landings Place                     Secretary and            Corporation and Farm Credit System Financial
Sarasota, FL 34231                      Treasurer                Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                 Trustee                  Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                     Trustee                  Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                      Trustee                  Business Associate Professor, Wake Forest
321 Beechcliff Court                                             University, Calloway School of Business and
Winston-Salem, NC 27104                                          Accountancy since 1994; previously Associate
                                                                 Professor of Finance.

Peter G. Gordon, 56                     Trustee                  Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                         Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                   Roxane Water Company since 1977.
San Francisco, CA 94133

*W. Rodney Hughes, 72                   Trustee and              Private Investor.
31 Dellwood Court                       President
San Rafael, CA 94901

Richard M. Leach, 63                    Trustee                  President of Richard M. Leach Associates (a
P.O. Box 1888                                                    financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                    Trustee                  Private Investor/Real Estate Developer;
Four Beaufain Street                                             Chairman of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 45                    Trustee                  Senior Counselor to the public relations firm
500 North State Street                                           of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                 Fellow at the Humphrey Institute, Minneapolis,
                                                                 Minnesota (a public policy organization) since
                                                                 January 1995.

Donald C. Willeke, 58                   Trustee                  Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Each

Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                  Annual Rate
Fund                                      (as percentage of net assets)
----                                      -----------------------------

Arizona Tax-Free Fund                                0.40%
California Limited Term Tax-Free Fund                0.40%
California Tax-Free Fund                             0.40%
Colorado Tax-Free Fund                               0.40%
Minnesota Intermediate Tax-Free Fund                 0.40%
Minnesota Tax-Free Fund                              0.40%
National Limited Term Tax-Free Fund                  0.40%
National Tax-Free Fund                               0.40%
Oregon Tax-Free Fund                                 0.40%

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     For the periods indicated below, the predecessor portfolios to the Funds listed below paid Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts.

                                                                     Three-Month
                                      Year-Ended                     Period Ended
                                        6/30/99                        6/30/98
                                      ----------                      ---------
                                  Fees            Fees            Fees           Fees
Former Stagecoach Fund            Paid           Waived           Paid          Waived
----------------------         ----------      ----------       --------       --------
Arizona Tax-Free               $   26,674      $   60,197       $  6,959       $ 15,744
California Tax-Free            $1,473,040      $2,020,699       $716,047*      $979,592*
California Limited             $   84,334      $  189,929       $ 23,651       $ 54,709
 Term Tax-Free
Oregon Tax-Free                $   63,262      $  144,862       $ 14,994       $ 34,127

_______________
* These amounts reflect the six-month period ended June 30, 1998.


                                                                      Six-Month
                                        Year-Ended                  Period Ended
                                          3/31/98                      3/31/97
                                        ----------                    ---------
                                  Fees            Fees            Fees           Fees
Former Stagecoach Fund            Paid           Waived           Paid          Waived
----------------------         ------------    ----------       --------       --------
Arizona Tax-Free               $     29,358    $   69,926       $      0       $ 52,838
California Tax-Free            $  1,259,094**  $        0**          N/A            N/A
California Limited Term Tax    $    106,906    $  241,280       $ 67,449       $144,315
Oregon Tax-Free                $     57,037    $  130,517       $      0       $102,775

____________________
** These amounts reflect the year ended December 31, 1997. Prior to December 12,
   1997, these amounts reflect fees paid by the Overland predecessor portfolios.

     For the periods indicated below, the predecessor portfolios to the Funds listed below paid the following advisory fees to NIM and NIM waived the indicated amounts.

                                        Year-Ended                    Year-Ended                 Year-Ended
                                          5/31/99                       5/31/98                    5/31/97
                                        ----------                    ----------                  --------
                                   Fees            Fees          Fees            Fees         Fees          Fees
Former Norwest Fund                Paid           Waived         Paid           Waived        Paid         Waived
-------------------             ----------        -------     ----------       --------     --------     ----------
Colorado Tax-Free Fund          $  372,202        $70,194     $  195,005       $137,295     $ 60,892     $  238,690
Minnesota Intermediate          $  540,960        $     0     $  348,564       $      0          N/A            N/A
   Tax-Free Fund
Minnesota Tax-Free Fund         $  312,365        $81,990     $  134,553       $163,748     $ 21,914     $  190,702
National Limited Term           $  315,346        $29,395     $  152,654       $ 89,967     $ 25,596     $   63,145
   Tax-Free Fund
National Tax-Free Fund          $1,789,384        $19,399     $1,078,075       $488,601     $301,427     $1,236,539

     General. Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or

"interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors. Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management Incorporated ("WCM") to serve as Investment Sub-Advisor to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     Administrator. The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and

Stephens received a monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator. Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     For the periods indicated below, the predecessor portfolios to the Funds listed below paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees.

                                                                              Three Month
                                   Year-Ended                                 Period ended
                                    6/30/99                                      6/30/98
                                  -----------                                 ------------
Former                               Wells                                        Wells
Stagecoach Fund       Total          Fargo         Stephens        Total          Fargo          Stephens
---------------      --------       --------       --------       --------       --------        --------
Arizona Tax-Free     $ 14,351       $  7,235       $  7,116       $  3,251       $  1,398        $  1,853
California Limited
 Term Tax-Free       $ 45,036       $ 22,528       $ 22,508       $ 11,046       $  4,750        $  6,296
California Tax-Free  $569,825       $288,660       $281,165       $232,768       $100,090        $132,678
Oregon Tax-Free      $ 34,149       $ 17,277       $ 16,872       $  6,989       $  3,005        $  3,984


                                  Year-Ended                                  Year Ended
                                    3/31/98                                     3/31/97
                                  -----------                                 ------------
Former                               Wells                                        Wells
Stagecoach Fund       Total          Fargo         Stephens        Total          Fargo          Stephens
---------------      --------       --------       --------       --------       --------        --------
Arizona Tax-Free     $ 12,043       $  8,069       $  3,974       $  5,750       $  1,150        $  4,600
California Limited
   Term Tax-Free     $ 43,808       $ 29,351       $ 14,457       $ 16,307       $  3,261        $ 13,046
California Tax-Free  $217,623       $ 43,525       $174,098            N/A            N/A             N/A
Oregon Tax-Free      $ 23,433       $ 15,700       $  7,733       $ 10,907       $  2,181        $  8,726

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                      Year-Ended                       Year-Ended                      Year-Ended
                                        5/31/99                          5/31/98                         5/31/97
                                        -------                          -------                         -------
Former Norwest Fund             Fees Paid       Fees Waived      Fees Paid      Fees Waived      Fees Paid      Fees Waived
-------------------             ---------       -----------      ---------      -----------      ---------      -----------
Colorado Tax-Free               $  17,604       $    26,635      $  46,405      $    20,055      $  12,446      $   107,387
Minnesota Intermediate
   Tax-Free                     $  39,643       $    68,549      $  42,383      $    97,043            N/A              N/A
Minnesota Tax-Free              $  20,222       $    19,213      $  37,636      $    22,024      $  26,670      $    58,377
National Limited Term

   Tax-Free                     $   1,906       $    32,568      $  46,116      $     2,408      $       0      $   17, 748
National Tax-Free               $ 114,604       $    66,274      $ 268,992      $    44,292      $ 271,008      $   344,178

     Distributor. Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds may pay Stephens up to 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Fund                                    Fee
-----                                   ----

Arizona Tax-Free
  Class B                               0.75%

California Tax-Free
  Class B                               0.75%
  Class C                               0.75%

Colorado Tax-Free
  Class B                               0.75%

Minnesota Tax-Free
  Class B                               0.75%

National Tax-Free
  Class B                               0.75%
  Class C                               0.75%

Oregon Tax-Free
  Class B                               0.75%

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The predecessor Stagecoach Funds had retained Stephens as their Distributor. For the year ended September 30, 1999, Stephens received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12b-1 Plan.

                    Fund                          Total
                    ----                          -----
              Arizona Tax-Free
                  Class B                         $ 12,198

              California Tax-Free
                  Class B                         $870,044
                  Class C                         $133,047

              Oregon Tax-Free
                  Class B                         $ 68,674

     The predecessor Norwest Funds had retained Forum as their Distributor. For the year ended May 31, 1999, Forum received the following fees for distribution-related services, as set forth below, under each Fund's Rule 12b-1 Plan.

                    Fund                          Total
                    ----                          -----
              Colorado Tax-Free
                  Class B                         $ 97,729

             Minnesota Tax-Free
                  Class B                         $196,769

             National Tax-Free
                  Class B                         $136, 247
                  Class C                         N/A

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent. The Funds have approved a Servicing Plan for
     ---------------------------
each Fund and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the Class A, Class B and Class C shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below.

          Fund                               Fee
          ----                               ---

    Arizona Tax-Free
        Class A                              0.25%
        Class B                              0.25%

   California Limited Term Tax-Free
        Class A                              0.25%

          Fund                                              Fee
          ----                                              ---

 California Tax-Free
     Class A                                                0.25%
     Class B                                                0.25%
     Class C                                                0.25%

 Colorado Tax-Free
     Class A                                                0.25%
     Class B                                                0.25%

 Minnesota Tax-Free
     Class A                                                0.25%
     Class B                                                0.25%

 National Tax-Free
     Class A                                                0.25%
     Class B                                                0.25%
     Class C                                                0.25%

  Oregon Tax-Free
     Class A                                                0.25%
     Class B                                                0.25%

     Custodian. Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.


     Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds except for the Arizona Tax-Free, California Limited Term, California Tax-Free and Oregon Tax-Free Funds (predecessor Stagecoach Funds) for which Wells Fargo Bank serves as Fund Accountant. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo served as Fund Accountant for the predecessor Stagecoach Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Funds, Wells Fargo will continue to serve as Fund Accountant for the predecessor Stagecoach Funds during a transition period. It is anticipated that the transition period will last until February 1, 2000, by which time Forum Accounting will be serving as Fund Accountant for all of the Funds.

     If the conversion to Forum Accounting does not occur on or before February 1, 2000, Wells Fargo Bank will continue to serve as Fund Accountant until the conversion occurs, but not longer than one year from November 8, 1999, at which time it is anticipated that Forum Accounting will serve as Fund Accountant for the Funds. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.

     For their services as Fund Accountant, Forum Accounting and Wells Fargo Bank each are entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting and Wells Fargo Bank are also each entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.


     Underwriting Commissions. Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach fund family and Norwest fund family.

     For the year-ended September 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the Stagecoach fund family shares was $6,214,051. Stephens retained $2,289,826 of such commissions. For the year-ended September 30, 1999, Wells Fargo Securities, Inc. ("WFSI"), an affiliated broker-dealer of the Trust, retained $2,324,394.93.

     For the three-month period ended June 30, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $1,546,670. Stephens retained $485,869 of such commissions and WFSI retained $1,068,673 of such commissions.

     For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $7,671,295. Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

     For the six-month period ended March 31, 1997, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives retained $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $2,917,738. Stephens retained $198,664 of such commissions. WFSI and its registered representatives retained $2,583,027 and $136,047, respectively, of such commissions.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Fund family and the amounts retained by Forum are as follows:

                                 Year-Ended            Year-Ended            Year-Ended
                                  5/31/99               5/31/98               5/31/97
                                  -------               -------               -------

                              Paid     Retained     Paid     Retained     Paid       Paid
                            ---------  ---------  ---------  ---------  ---------  ---------
     Colorado Tax-Free
         Class A            $ 128,000  $   2,000  $ 127,000  $   4,000  $  38,085  $   3,321

     Minnesota Tax-Free
         Class A            $ 141,000  $   3,000  $ 139,000  $   6,000  $  53,290  $   4,744

     National Tax-Free
         Class A            $ 204,000  $       0  $ 132,000  $   2,000  $  74,101  $   6,646

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                            Former Stagecoach Funds

  Average Annual Total Return for the Period Ended September 30, 1999/1/
  -------------------------------------------------------------------

        Fund                              Inception/2/  Ten Year   Five Year    One Year
        ----                              ---------     --------   ---------    --------
  Arizona Tax-Free
    Class A                                   4.66        N/A           3.89       -8.79
    Class B                                   4.26        N/A           3.48       -9.64
    Institutional Class                        N/A        N/A            N/A         N/A

  California Limited Term Tax-Free
    Class A                                   3.70        N/A           3.64       -3.80
    Institutional Class                        N/A        N/A            N/A         N/A

  California Tax-Free
    Class A                                   6.95       6.68           5.28       -6.20
    Class B                                   6.65       6.43           5.13       -7.21
    Class C                                   6.66       6.44           5.48       -3.38
    Institutional Class                        N/A        N/A            N/A         N/A

  Oregon Tax-Free
    Class A                                   5.89       5.68           4.57       -7.24
    Class B                                   5.52       5.35           4.30       -8.29
    Institutional Class                        N/A        N/A            N/A         N/A

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Limited Term Tax-Free - November 18, 1992; California Tax- Free - October 6, 1988; Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

                             Former Norwest Funds

          Average Annual Total Return for the Year Ended May 31, 1999/1/
          -----------------------------------------------------------

        Fund               Inception/2/  Ten Year   Five Year    One Year
        ----               ---------     --------   ---------    --------
  Colorado Tax-Free
    Class A                    5.42%       N/A        6.11%        -0.88%
    Class B                    5.33%       N/A        6.13%        -1.02%
    Institutional Class        6.23%       N/A        7.09%         3.79%

  Minnesota Intermediate       6.20%      6.40%       5.91%         3.95%
    Tax-Free
    Institutional Class

  Minnesota Tax-Free           6.33%      6.19%       5.83%        -0.72%

        Fund                        Inception/2/  Ten Year   Five Year    One Year
        ----                        ---------     --------   ---------    --------
    Class A                             5.95%      5.86%          5.85%      -0.79%
    Class B                             6.76%      6.68%          6.79%       3.96%
    Institutional Class

  National Limited Term Tax-Free        6.64%       N/A            N/A        3.97%
    Institutional Class

  National Tax-Free
    Class A                             6.24%       N/A           6.30%      -0.64%
    Class B                             5.96%       N/A           6.32%      -0.70%
    Class C                             6.74%       N/A           7.28%       4.04%
    Institutional Class

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Colorado Tax-Free - June 1, 1993; Minnesota Intermediate Tax-Free - September 30, 1976; Minnesota Tax-Free - January 12, 1998; National Limited Term Tax-Free - October 1, 1996; National Tax-Free -August 1, 1989. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     Cumulative Total Return. In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                            Former Stagecoach Funds

        Cumulative Total Return for the Period Ended September 30, 1999/1/
        ---------------------------------------------------------------

           Fund               Inception/2/  Five Year    Three Year
           ----               ---------     ---------    ----------
     Arizona Tax-Free
       Class A                    41.28        21.00          7.01
       Class B                    37.20        18.66          6.00
       Institutional Class          N/A          N/A           N/A

     California
       Limited Term Tax-Free      28.40        19.59          7.99
       Class A                      N/A          N/A           N/A
       Institutional Class

     California Tax-Free
       Class A                   109.18        29.34         11.36
       Class B                   102.89        28.44         11.01
       Class C                   103.06        30.55         14.10
       Institutional Class          N/A          N/A           N/A

     Oregon Tax-Free
       Class A                    91.32        25.01          8.14

           Fund               Inception/2/  Five Year    Three Year
           ----               ---------     ---------    ----------
       Class B                    83.82        23.43          7.21
       Institutional Class          N/A          N/A           N/A

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Limited Term Tax-Free - November 18, 1992; California Tax- Free - October 6, 1988; Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.


                             Former Norwest Funds

      Cumulative Total Return for the Period Ended September 30, 1999/1/
      ------------------------------------------------------------------

           Fund                                   Inception/2/    Ten Year     Five Year    Three Year
           ----                                   ---------      ---------     ---------    ----------
     Colorado Tax-Free
       Class A                                        32.06%         N/A           5.36%        10.02%
       Class B                                        32.17%         N/A           5.24%         9.79%
       Institutional Class                            38.28%         N/A          35.95%        15.21%
     Minnesota Intermediate Tax-Free
       Institutional Class                           284.13%        79.42%        30.58%        14.37%

     Minnesota Tax-Free                               92.73%        73.16%         5.06%         8.90%
       Class A                                        84.52%        69.93%         4.91%         8.54%
       Class B                                       101.81%        81.31%        34.02%        14.04%
       Institutional Class

     National Limited Term
       Tax-Free                                        N/A            N/A           N/A           N/A
       Institutional Class

     National Tax-Free
       Class A                                        74.65%        77.37%         5.49%        10.87%
       Class B                                        69.83%        72.67%         5.32%        10.52%
       Class C                                        83.07%        85.92%        36.76%         N/A
       Institutional Class                                                                      16.10%

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Colorado Tax-Free - June 1, 1993; Minnesota Intermediate Tax-Free - September 30, 1976; Minnesota Tax-Free - January 12, 1998; National Limited Term Tax-Free - October 1, 1996; National Tax-Free -August 1, 1989. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                      cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield: Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

                            Former Stagecoach Funds

                   Yield for Period Ended September 30, 1999/1/
                   -----------------------------------------

                                                                         Thirty-Day
                                              Thirty-Day Yield      Tax-Equivalent Yield/2/
                                              ----------------      --------------------
                                             After       Before      After        Before
                       Fund                  Waiver      Waiver      Waiver       Waiver
                       ----                  ------      ------      ------       ------
          Arizona Tax-Free
            Class A                           4.59%       3.93%        8.01%        6.86%
            Class B                           4.08%       3.12%        7.12%        5.45%
            Institutional Class               4.90%       4.33%        8.55%        7.56%

          California Limited Term
            Tax-Free                          3.54%       2.91%        6.46%        5.31%
            Class A                           3.79%       3.22%        6.92%        5.88%
            Institutional Class

          California Tax-Free
            Class A                           4.29%       3.95%        7.83%        7.21%
            Class B                           3.79%       3.43%        6.92%        6.26%
            Class C                           3.79%       3.45%        6.92%        6.30%
            Institutional Class               4.59%       4.24%        8.38%        7.74%

                                                                         Thirty-Day
                                              Thirty-Day Yield      Tax-Equivalent Yield/2/
                                              ----------------      --------------------
                                             After       Before      After           Before
                      Fund                   Waiver      Waiver      Waiver          Waiver
                      ----                   ------      ------      ------          ------
          Oregon Tax-Free
            Class A                           4.71%       4.17%        8.57%           7.59%
            Class B                           4.08%       3.54%        7.42%           6.44%
            Institutional Class               4.99%       4.41%        9.08%           8.02%

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

/2/ Based on a combined federal and state income tax rate of 45.22% for each of the California Limited Term Tax-Free and California Tax-Free Funds, and 45.04% and 42.72% for the Oregon Tax-Free Fund and the Arizona Tax-Free Fund, respectively.

                             Former Norwest Funds

                 Yield for the Month Ended September 30, 1999/1/
                 --------------------------------------------

                                                                                      Thirty-Day
                                                          Thirty-Day Yield      Tax-Equivalent Yield/2/
                                                          -----------------      --------------------
                                                                After                   After
                      Fund                                      Waiver                  Waiver
                      ----                                      ------                  ------
          Colorado Tax-Free
            Class A                                               5.27%                   9.18%
            Class B                                               4.75%                   8.28%
            Institutional Class                                   5.52%                   9.62%

          Minnesota Intermediate Tax-Free
            Institutional Class                                   4.52%                   8.18%

          Minnesota Tax-Free                                      4.92%                   8.90%
            Class A                                               4.39%                   7.95%
            Class B                                               5.15%                   9.32%
            Institutional Class

          National Limited Term Tax-Free
            Institutional Class                                   4.48%                   7.41%

          National Tax-Free
            Class A                                               5.21%                   8.62%
            Class B                                               4.69%                   7.77%
            Class C                                                N/A                     N/A
            Institutional Class                                   5.45%                   9.02%

____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

/2/ Based on a combined federal and state income tax rate of 48.1% for each of the Minnesota Intermediate Tax-Free and Minnesota Tax-Free Funds, and 44.6% for the Colorado Tax-Free Fund, and a federal income tax rate of 39.6% for each of the National Limited Term Tax-Free and National Tax-Free Funds.

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc.,

Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by

NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. Pacific time, 3:00 p.m. Central time, 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A share purchases is as follows:

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       FRONT-END SALES    FRONT-END SALES         DEALER
                         CHARGE AS %        CHARGE AS %          ALLOWANCE
     AMOUNT               OF PUBLIC        OF NET AMOUNT      AS % OF PUBLIC
   OF PURCHASE         OFFERING PRICE         INVESTED        OFFERING PRICE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Less than $50,000           4.50%              4.71%              4.00%
-----------------------------------------------------------------------------
$50,000 to $99,999          4.00%              4.17%              3.50%
-----------------------------------------------------------------------------
$100,000 to $249,999        3.50%              3.63%              3.00%
-----------------------------------------------------------------------------
$250,000 to $499,999        2.50%              2.56%              2.25%
-----------------------------------------------------------------------------
$500,000 to $999,999        2.00%              2.04%              1.75%
-----------------------------------------------------------------------------
$1,000,000 and over/1/      0.00%              0.00%              1.00%
-----------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

    Purchases and Redemptions Through Brokers and/or Their Affiliates
    -----------------------------------------------------------------
A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.
                                 INCOME TAXES


     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain Arizona, California Colorado, Minnesota and Oregon taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.



     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.




     Capital Gain Distributions. Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.



     Foreign Shareholders. Under the Code, distributions attributable to income
     --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Exempt Investors and Tax-Deferred Plans. Shares of a Funds would not
     -------------------------------------------
be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

     Additional Considerations for the Funds. If at least 50% of the value of a
     ---------------------------------------
regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Funds intend to so qualify and are designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by a Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds." To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund's expenses in computing their AMT. With respect to a corporate shareholder of a Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.



     Additional Considerations for the Arizona Tax-Free Fund. Individuals,
     -------------------------------------------------------
trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends and are attributable to either
(i) obligations of the State of Arizona or its political subdivisions thereof or
(ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax as long as the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

     Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Trust makes no representations as to Arizona state and local taxes that may be imposed on a corporate investor in the Arizona Tax-Free Fund and encourages such investors to consult with their own tax advisors.

     Additional Considerations for the California Limited Term Tax-Free Fund and
     ---------------------------------------------------------------------------
California Tax-Free Fund. If, at the close of each quarter of its taxable year,
------------------------
at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Limited Term Tax-Free Fund and California Tax-Free Fund (the "California Funds") intends to qualify under the above requirements so that they can pay California exempt-interest dividends. If the California Funds do not so qualify, no part of their respective dividends to shareholders will be exempt from the California state personal income tax.

     Within sixty days after the close of its taxable year, the California Funds will notify their respective shareholders of the portion of the dividends paid by the respective Fund to each shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the California Funds with respect to any taxable year cannot exceed the excess of the amount of interest received by the California Funds for such year on California Exempt Securities over any amounts that, if the California Funds were treated as individuals, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid for any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the California Funds, such shareholders should consult their tax advisors to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry the California Funds shares is not deductible for California state personal income tax purposes if the California Funds distribute California exempt-interest dividends during the shareholder's taxable year.

     The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds dividends and as to their own California state tax situation, in general.

     Additional Considerations for the Colorado Tax-Free Fund. Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on dividends paid by the Colorado Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal adjusted gross income. All other distributions, including distributions attributable to capital gains, generally will be subject to the Colorado individual and corporate income taxes.

     Shareholders of the Colorado Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

     Additional Considerations for the Minnesota Tax-Free and Minnesota
     ------------------------------------------------------------------
Intermediate Tax-Free Funds. Shareholders of the Funds, who are individuals,
---------------------------
estates, or trusts and who are
subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Fund dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Funds generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Funds are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Funds, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Funds who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Additional Considerations for the Oregon Tax-Free Fund.  So long as the
     ------------------------------------------------------
Oregon Tax-Free Fund qualifies to be taxed as a separate "regulated investment company" under the Code, individuals, trusts and estates will not be subject to Oregon personal income tax on distributions from the Oregon Tax-Free Fund that represent exempt-interest dividends paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon personal income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon property tax.

     Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Trust makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable Arizona, California, Colorado Minnesota and Oregon taxes) considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Funds are nine of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of October 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF OCTOBER 25, 1999
                      -----------------------------------

                                                                 Percentage
           Fund                     Name and Address              of Class
--------------------------  ----------------------------------  -------------
ARIZONA TAX-FREE
   Class A                  HEP & CO                                   6.59%
                            c/o Wells Fargo Bank
                            P.O. Box 9800 MAC 91372-027
                            Calabasas, CA 91372-0800

                            DEAN WITTER FOR THE BENEFIT OF             6.45%
                            JUDITH A. HUTCHINGS TEE OF THE
                            P.O. Box 250 Church Street Station
                            New York, NY 1008-0250

                            DONNA MARIE BROWN                          5.75%
                            P.O. Box 2450
                            Pine Top, AZ 85935-2450

   Class B                  DEAN WITTER FOR THE BENEFIT OF            10.91%
                            ROBERT C. BUNDY
                            390 S Palo Verde Drive
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            DEAN WITTER FOR THE BENEFIT OF             7.99%
                            HANNA SCOTT TTEE OF THE
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            DEAN WITTER FOR THE BENEFIT OF             6.61%
                            FRANK V. HORALEK &
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            DEAN WITTER FOR THE BENEFIT OF             5.37%
                            WAYNE J. HARRINGTON TTEE
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            DEAN WITTER FOR THE BENEFIT OF             5.36%
                            WALTER J. MARSHALL TTEE OF THE
                            P.O. Box 250 Church Street Station
                            New York, NY 10008-0250

                            STEVEN W. WINTER                           5.23%
                            3741 E Leland Street
                            Mesa, AZ 85215-2319

                                                                 Percentage
           Fund                     Name and Address              of Class
--------------------------  ----------------------------------  -------------
   Institutional Class      VIRG & CO                                 82.20%
                            ATTN:  MF DEPT A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            EMSEG & CO                                 8.49%
                            STAGECOACH AZ Tax Free FD CL I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & CO                                 5.81%
                            STAGECOACH AZ Tax Free FD CL I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

CALIFORNIA LIMITED TERM
   TAX-FREE
   Class A                  INVESTOR SERVICES GROUP                   40.03%
                            FBO Wells Fargo/Portfolio Advisor
                            Customer
                            211 South Gulph Road
                            King of Prussia, PA 19406-3101

                            VIRG & CO                                  7.42%
                            c/o Wells Fargo Bank
                            P.O. Box 9800  MAC 9139-027
                            Calabasas, CA 91372-0800

   Institutional Class      HEP & CO                                  47.01%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

                            VIRG & CO                                 36.66%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            DIM & CO                                  10.97%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                                                                  Percentage
           Fund                     Name and Address               of Class
--------------------------  -----------------------------------  -------------
CALIFORNIA TAX-FREE
   Class A                  N/A                                        N/A

   Class B                  N/A                                        N/A

   Class C                  MLPF&S FOR THE SOLE BENEFIT                6.34%
                            OF ITS CUSTOMERS
                            ATTN:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

   Institutional Class      DIM & CO                                  72.99%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            VIRG & CO                                  9.97%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            HEP & CO                                   6.54%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

COLORADO TAX-FREE
   Class A                  NORWEST INVESTMENT SERVICES INC.          16.26%
                            FBO 017337991
                            Northstar Building East - 8th Floor
                            608 Second Avenue South
                            Minneapolis, MN 55402-1916

   Class B                  N/A                                         N/A

   Institutional Class      DENTRU & CO                               87.37%
                            Non-Discretionary Cash
                            1740 Broadway Mail 8676
                            Denver, CO. 80274-0001

                            EMSEG & CO                                10.60%
                            Colorado Tax Free I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                                                                  Percentage
           Fund                     Name and Address               of Class
--------------------------  -----------------------------------  -------------
MINNESOTA INTERMEDIATE
   TAX-FREE
   Institutional Class      EMSEG & CO                                73.65%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & CO                                20.74%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

MINNESOTA TAX-FREE
   Class A                  N/A                                         N/A

   Class B                  N/A                                         N/A

   Institutional Class      EMSEG & CO                                59.98%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & CO                                20.15%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & CO                                16.77%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

NATIONAL LIMITED TERM
 TAX-FREE
   Institutional Class      EMSEG & CO                                31.50%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                                                                  Percentage
           Fund                     Name and Address               of Class
--------------------------  -----------------------------------  -------------
                            EMSEG & CO                                31.17%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450




                            EMSEG & CO                                24.28%
                            MINNESOTA INTERMEDIATE
                            TAX-FREE I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            VIRG & CO                                 11.08%
                            MUTUAL FUNDS MAC 2141`-028
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

NATIONAL TAX-FREE
   Class A                  N/A                                         N/A

   Class B                  N/A                                         N/A

   Class C                  MLPF&S FOR THE SOLE BENEFIT               28.30%
                            OF ITS CUSTOMERS
                            ATTN:  Mutual Fund Administration
                            4800 Deer Lake Drive East 3rd Floor
                            Jacksonville, FL 32246-6484

                            NORWEST INVESTMENT SERVICES INC.          21.22%
                            FBO 0112609161
                            Northstar Building East - 9th Floor
                            608 Second Avenue South
                            Minneapolis, MN 55479-0162

   Institutional Class      EMSEG & CO                                40.86%
                            TAX-FREE INCOME FUND I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            DENTRU & CO                               25.19%
                            Non-Discretionary Cash
                            1740 Broadway Mail 8676
                            Denver, CO. 80274-0001

                            EMSEG & CO                                19.69%
                            TAX-FREE INCOME FUND I
                            c/o Mutual Fund Processing

                                                                  Percentage
           Fund                     Name and Address               of Class
--------------------------  -----------------------------------  -------------
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

                            EMSEG & CO                                 6.74%
                            TAX-FREE INCOME FUND I
                            c/o Mutual Fund Processing
                            P.O. Box 1450 NW 8477
                            Minneapolis, MN 55485-1450

OREGON TAX-FREE
   Class A                  N/A                                         N/A

   Class B                  N/A                                         N/A

   Institutional Class      VIRG & CO                                 56.02%
                            MF DEPT A88-4
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

                            HEP & CO                                  22.87%
                            ATTN:  MF DEPT A-88-4
                            P.O. Box 9800 MAC 9139-027
                            Calabasas, CA 91372-0800

                            WELLS FARGO BANK CUSTODIAN                12.66%
                            FBO F.W. Temple & Gary Temple Tru
                            MF 2141-028 A/C #216074
                            P.O. Box 9800
                            Calabasas, CA 91372-0800

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the years ended June 30, 1999 and May 31, 1999, respectively, are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                                      A-2